REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract owners of
Metropolitan Life Separate Account E
and Board of Directors of
Metropolitan Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of each of the divisions of Metropolitan Life Separate Account E (the "Separate Account") listed in Notes 2A and 2B (collectively, the "Divisions") as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, except for the Divisions included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Divisions and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions as of December 31, 2024, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Divisions of the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
BHFTI AB Global Dynamic Allocation Division
BHFTI BlackRock Global Tactical Strategies Division
BHFTI Brighthouse Balanced Plus Division
BHFTI Invesco Balanced-Risk Allocation Division
BHFTI PanAgora Global Diversified Risk Division
BHFTI Schroders Global Multi-Asset Division	For the period from January 1, 2024 through November 22, 2024 (cessation of operations)	For the period from January 1, 2024 through November 22, 2024 (cessation of operations) and the year ended December 31, 2023	For the period from January 1, 2024 through November 22, 2024 (cessation of operations) and the years ended December 31, 2023, 2022, 2021 and 2020
Fidelity® VIP Freedom 2055 Division Fidelity® VIP Freedom 2060 Division	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from May 1, 2023 (commencement of operations) through December 31, 2023

Divisions of the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Morgan Stanley VIF Global Infrastructure Division	For the period from January 1, 2024 through December 6, 2024 (cessation of operations)	For the period from January 1, 2024 through December 6, 2024 (cessation of operations) and the year ended December 31, 2023	For the period from January 1, 2024 through December 6, 2024 (cessation of operations) and the years ended December 31, 2023, 2022, 2021 and 2020
TAP 1919 Variable Socially Responsive Balanced Division	For the period from January 1, 2024 through March 1, 2024 (cessation of operations)	For the period from January 1, 2024 through March 1, 2024 (cessation of operations) and the year ended December 31, 2023	For the period from January 1, 2024 through March 1, 2024 (cessation of operations) and the years ended December 31, 2023, 2022, 2021 and 2020

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the Separate Account's custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 26, 2025

We have served as the Separate Account's auditor since 1984.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024

	American Funds® Global Growth Division	American Funds® Global Small Capitalization Division	American Funds® Growth Division	American Funds® Growth-Income Division
Assets:
Investments at fair value	$66,914	$270,498,473	$1,132,348,909	$644,437,252
Due from Metropolitan Life Insurance Company	—	—	—	—
Total Assets	66,914	270,498,473	1,132,348,909	644,437,252
Liabilities:
Accrued fees	6	97	94	82
Due to Metropolitan Life Insurance Company	—	2	142	69
Total Liabilities	6	99	236	151
Net Assets	$66,908	$270,498,374	$1,132,348,673	$644,437,101
Contract Owners' Equity
Net assets from accumulation units	$66,908	$269,849,443	$1,129,260,575	$642,203,458
Net assets from contracts in payout	—	648,931	3,088,098	2,233,643
Total Net Assets	$66,908	$270,498,374	$1,132,348,673	$644,437,101

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2024

	American Funds® The Bond Fund of America Division	BHFTI Allspring Mid Cap Value Division	BHFTI American Funds® Balanced Allocation Division	BHFTI American Funds® Growth Allocation Division	BHFTI American Funds® Growth Division
Assets:
Investments at fair value	$59,305,953	$40,219	$559,787,400	$404,325,904	$249,271,703
Due from Metropolitan Life Insurance Company	—	—	—	—	1
Total Assets	59,305,953	40,219	559,787,400	404,325,904	249,271,704
Liabilities:
Accrued fees	102	7	61	50	66
Due to Metropolitan Life Insurance Company	1	—	—	1	—
Total Liabilities	103	7	61	51	66
Net Assets	$59,305,850	$40,212	$559,787,339	$404,325,853	$249,271,638
Contract Owners' Equity
Net assets from accumulation units	$59,126,024	$40,212	$558,921,885	$403,991,039	$249,169,111
Net assets from contracts in payout	179,826	—	865,454	334,814	102,527
Total Net Assets	$59,305,850	$40,212	$559,787,339	$404,325,853	$249,271,638

The accompanying notes are an integral part of these financial statements.

	BHFTI American Funds® Moderate Allocation Division	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Asset Allocation 100 Division	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ Eaton Vance Floating Rate Division
Assets:
Investments at fair value	$492,624,723	$217,178	$219,509,359	$16,190,438	$13,955,377
Due from Metropolitan Life Insurance Company	—	—	1	—	—
Total Assets	492,624,723	217,178	219,509,360	16,190,438	13,955,377
Liabilities:
Accrued fees	46	14	60	27	20
Due to Metropolitan Life Insurance Company	—	—	—	3	1
Total Liabilities	46	14	60	30	21
Net Assets	$492,624,677	$217,164	$219,509,300	$16,190,408	$13,955,356
Contract Owners' Equity
Net assets from accumulation units	$491,686,639	$217,164	$213,568,106	$16,190,408	$13,935,876
Net assets from contracts in payout	938,038	—	5,941,194	—	19,480
Total Net Assets	$492,624,677	$217,164	$219,509,300	$16,190,408	$13,955,356

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2024

	BHFTI Brighthouse/ Franklin Low Duration Total Return Division	BHFTI Brighthouse/ Templeton International Bond Division	BHFTI Brighthouse/ Wellington Large Cap Research Division	BHFTI CBRE Global Real Estate Division	BHFTI Harris Oakmark International Division
Assets:
Investments at fair value	$49,185,022	$2,798,566	$764,332,329	$109,649,550	$243,768,238
Due from Metropolitan Life Insurance Company	—	—	36	—	—
Total Assets	49,185,022	2,798,566	764,332,365	109,649,550	243,768,238
Liabilities:
Accrued fees	71	36	97	106	141
Due to Metropolitan Life Insurance Company	1	—	—	20	3
Total Liabilities	72	36	97	126	144
Net Assets	$49,184,950	$2,798,530	$764,332,268	$109,649,424	$243,768,094
Contract Owners' Equity
Net assets from accumulation units	$49,156,289	$2,789,041	$749,639,992	$109,448,464	$242,852,595
Net assets from contracts in payout	28,661	9,489	14,692,276	200,960	915,499
Total Net Assets	$49,184,950	$2,798,530	$764,332,268	$109,649,424	$243,768,094

The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Comstock Division	BHFTI Invesco Global Equity Division	BHFTI Invesco Small Cap Growth Division	BHFTI JPMorgan Core Bond Division	BHFTI JPMorgan Global Active Allocation Division
Assets:
Investments at fair value	$15,573	$213,091,081	$41,967,751	$50,395,772	$433,655,954
Due from Metropolitan Life Insurance Company	—	1	22	—	—
Total Assets	15,573	213,091,082	41,967,773	50,395,772	433,655,954
Liabilities:
Accrued fees	7	134	136	36	38
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	7	134	136	36	38
Net Assets	$15,566	$213,090,948	$41,967,637	$50,395,736	$433,655,916
Contract Owners' Equity
Net assets from accumulation units	$15,566	$212,602,166	$41,890,987	$50,366,926	$433,538,413
Net assets from contracts in payout	—	488,782	76,650	28,810	117,503
Total Net Assets	$15,566	$213,090,948	$41,967,637	$50,395,736	$433,655,916

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2024

	BHFTI JPMorgan Small Cap Value Division	BHFTI Loomis Sayles Global Allocation Division	BHFTI Loomis Sayles Growth Division	BHFTI MetLife Multi-Index Targeted Risk Division	BHFTI MFS® Research International Division
Assets:
Investments at fair value	$12,012,542	$71,846,626	$404,919,134	$5,021,397,270	$112,084,370
Due from Metropolitan Life Insurance Company	—	1	—	—	—
Total Assets	12,012,542	71,846,627	404,919,134	5,021,397,270	112,084,370
Liabilities:
Accrued fees	44	56	113	37	141
Due to Metropolitan Life Insurance Company	—	—	147	98	22
Total Liabilities	44	56	260	135	163
Net Assets	$12,012,498	$71,846,571	$404,918,874	$5,021,397,135	$112,084,207
Contract Owners' Equity
Net assets from accumulation units	$12,009,997	$71,821,450	$404,386,937	$5,018,690,067	$111,647,545
Net assets from contracts in payout	2,501	25,121	531,937	2,707,068	436,662
Total Net Assets	$12,012,498	$71,846,571	$404,918,874	$5,021,397,135	$112,084,207

The accompanying notes are an integral part of these financial statements.

	BHFTI Morgan Stanley Discovery Division	BHFTI PIMCO Inflation Protected Bond Division	BHFTI PIMCO Total Return Division	BHFTI SSGA Emerging Markets Enhanced Index II Division	BHFTI SSGA Growth and Income ETF Division
Assets:
Investments at fair value	$396,131,441	$212,188,800	$446,156,028	$24,353,165	$405,743,103
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	396,131,441	212,188,800	446,156,028	24,353,165	405,743,103
Liabilities:
Accrued fees	124	81	121	53	81
Due to Metropolitan Life Insurance Company	21	2	6	—	—
Total Liabilities	145	83	127	53	81
Net Assets	$396,131,296	$212,188,717	$446,155,901	$24,353,112	$405,743,022
Contract Owners' Equity
Net assets from accumulation units	$394,480,515	$211,760,017	$445,583,572	$24,321,842	$405,271,484
Net assets from contracts in payout	1,650,781	428,700	572,329	31,270	471,538
Total Net Assets	$396,131,296	$212,188,717	$446,155,901	$24,353,112	$405,743,022

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2024

	BHFTI SSGA Growth ETF Division	BHFTI T. Rowe Price Large Cap Value Division	BHFTI T. Rowe Price Mid Cap Growth Division	BHFTI TCW Core Fixed Income Division	BHFTI Victory Sycamore Mid Cap Value Division
Assets:
Investments at fair value	$95,901,252	$228,685	$327,201,481	$299,133	$293,509,592
Due from Metropolitan Life Insurance Company	—	—	32	—	—
Total Assets	95,901,252	228,685	327,201,513	299,133	293,509,592
Liabilities:
Accrued fees	72	16	107	5	107
Due to Metropolitan Life Insurance Company	3	—	—	—	25
Total Liabilities	75	16	107	5	132
Net Assets	$95,901,177	$228,669	$327,201,406	$299,128	$293,509,460
Contract Owners' Equity
Net assets from accumulation units	$95,806,767	$228,669	$326,494,209	$299,128	$292,453,944
Net assets from contracts in payout	94,410	—	707,197	—	1,055,516
Total Net Assets	$95,901,177	$228,669	$327,201,406	$299,128	$293,509,460

The accompanying notes are an integral part of these financial statements.

	BHFTI Western Asset Management Government Income Division	BHFTII Baillie Gifford International Stock Division	BHFTII BlackRock Bond Income Division	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division
Assets:
Investments at fair value	$184,193,279	$82,161,395	$234,463,352	$195,051,074	$28,416,463
Due from Metropolitan Life Insurance Company	—	—	60	1	—
Total Assets	184,193,279	82,161,395	234,463,412	195,051,075	28,416,463
Liabilities:
Accrued fees	30	103	105	79	87
Due to Metropolitan Life Insurance Company	1	1	—	—	4
Total Liabilities	31	104	105	79	91
Net Assets	$184,193,248	$82,161,291	$234,463,307	$195,050,996	$28,416,372
Contract Owners' Equity
Net assets from accumulation units	$184,034,372	$81,736,487	$232,715,877	$193,625,594	$28,223,922
Net assets from contracts in payout	158,876	424,804	1,747,430	1,425,402	192,450
Total Net Assets	$184,193,248	$82,161,291	$234,463,307	$195,050,996	$28,416,372

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2024

	BHFTII Brighthouse Asset Allocation 20 Division	BHFTII Brighthouse Asset Allocation 40 Division	BHFTII Brighthouse Asset Allocation 60 Division	BHFTII Brighthouse Asset Allocation 80 Division	BHFTII Brighthouse/ Artisan Mid Cap Value Division
Assets:
Investments at fair value	$151,318,427	$509,036,026	$1,998,752,147	$1,311,940,537	$136,501,433
Due from Metropolitan Life Insurance Company	—	8	—	22	82
Total Assets	151,318,427	509,036,034	1,998,752,147	1,311,940,559	136,501,515
Liabilities:
Accrued fees	75	70	54	59	126
Due to Metropolitan Life Insurance Company	1	—	1	—	—
Total Liabilities	76	70	55	59	126
Net Assets	$151,318,351	$509,035,964	$1,998,752,092	$1,311,940,500	$136,501,389
Contract Owners' Equity
Net assets from accumulation units	$150,284,034	$507,009,353	$1,994,852,302	$1,308,041,323	$135,676,799
Net assets from contracts in payout	1,034,317	2,026,611	3,899,790	3,899,177	824,590
Total Net Assets	$151,318,351	$509,035,964	$1,998,752,092	$1,311,940,500	$136,501,389

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse/ Dimensional International Small Company Division	BHFTII Brighthouse/ Wellington Balanced Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII Frontier Mid Cap Growth Division	BHFTII Jennison Growth Division
Assets:
Investments at fair value	$3,796,747	$472,920,189	$373,515,716	$413,283,463	$244,121,238
Due from Metropolitan Life Insurance Company	—	11	—	—	—
Total Assets	3,796,747	472,920,200	373,515,716	413,283,463	244,121,238
Liabilities:
Accrued fees	36	55	109	74	84
Due to Metropolitan Life Insurance Company	—	—	5	8	6
Total Liabilities	36	55	114	82	90
Net Assets	$3,796,711	$472,920,145	$373,515,602	$413,283,381	$244,121,148
Contract Owners' Equity
Net assets from accumulation units	$3,795,599	$462,189,588	$370,713,569	$410,315,999	$243,403,012
Net assets from contracts in payout	1,112	10,730,557	2,802,033	2,967,382	718,136
Total Net Assets	$3,796,711	$472,920,145	$373,515,602	$413,283,381	$244,121,148

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2024

	BHFTII Loomis Sayles Small Cap Core Division	BHFTII Loomis Sayles Small Cap Growth Division	BHFTII MetLife Aggregate Bond Index Division	BHFTII MetLife Mid Cap Stock Index Division	BHFTII MetLife MSCI EAFE® Index Division
Assets:
Investments at fair value	$117,803,345	$43,865,993	$636,633,721	$410,327,467	$350,030,093
Due from Metropolitan Life Insurance Company	18	1	—	—	11
Total Assets	117,803,363	43,865,994	636,633,721	410,327,467	350,030,104
Liabilities:
Accrued fees	102	81	114	120	116
Due to Metropolitan Life Insurance Company	—	—	11	19	—
Total Liabilities	102	81	125	139	116
Net Assets	$117,803,261	$43,865,913	$636,633,596	$410,327,328	$350,029,988
Contract Owners' Equity
Net assets from accumulation units	$116,899,006	$43,765,242	$634,154,017	$409,008,959	$349,283,204
Net assets from contracts in payout	904,255	100,671	2,479,579	1,318,369	746,784
Total Net Assets	$117,803,261	$43,865,913	$636,633,596	$410,327,328	$350,029,988

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife Russell 2000® Index Division	BHFTII MetLife Stock Index Division	BHFTII MFS® Total Return Division	BHFTII MFS® Value Division	BHFTII Neuberger Berman Genesis Division
Assets:
Investments at fair value	$262,270,347	$2,959,512,973	$85,769,304	$473,716,599	$223,478,292
Due from Metropolitan Life Insurance Company	—	111	—	25	—
Total Assets	262,270,347	2,959,513,084	85,769,304	473,716,624	223,478,292
Liabilities:
Accrued fees	117	96	76	105	108
Due to Metropolitan Life Insurance Company	7	—	—	—	7
Total Liabilities	124	96	76	105	115
Net Assets	$262,270,223	$2,959,512,988	$85,769,228	$473,716,519	$223,478,177
Contract Owners' Equity
Net assets from accumulation units	$261,771,801	$2,896,326,019	$84,207,266	$466,629,174	$222,342,588
Net assets from contracts in payout	498,422	63,186,969	1,561,962	7,087,345	1,135,589
Total Net Assets	$262,270,223	$2,959,512,988	$85,769,228	$473,716,519	$223,478,177

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2024

	BHFTII T. Rowe Price Large Cap Growth Division	BHFTII T. Rowe Price Small Cap Growth Division	BHFTII VanEck Global Natural Resources Division	BHFTII Western Asset Management Strategic Bond Opportunities Division	BHFTII Western Asset Management U.S. Government Division
Assets:
Investments at fair value	$580,529,996	$340,876,106	$15,465,050	$244,115,967	$83,766,425
Due from Metropolitan Life Insurance Company	76	—	—	—	—
Total Assets	580,530,072	340,876,106	15,465,050	244,115,967	83,766,425
Liabilities:
Accrued fees	118	109	30	141	125
Due to Metropolitan Life Insurance Company	—	49	—	5	3
Total Liabilities	118	158	30	146	128
Net Assets	$580,529,954	$340,875,948	$15,465,020	$244,115,821	$83,766,297
Contract Owners' Equity
Net assets from accumulation units	$564,796,728	$340,117,887	$15,457,921	$243,159,028	$83,531,269
Net assets from contracts in payout	15,733,226	758,061	7,099	956,793	235,028
Total Net Assets	$580,529,954	$340,875,948	$15,465,020	$244,115,821	$83,766,297

The accompanying notes are an integral part of these financial statements.

	BlackRock Global Allocation V.I. Division	Calvert VP SRI Balanced Division	Calvert VP SRI Mid Cap Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Equity-Income Division
Assets:
Investments at fair value	$17,232	$51,979,869	$5,768,791	$222,231	$62,797,364
Due from Metropolitan Life Insurance Company	—	3	—	—	—
Total Assets	17,232	51,979,872	5,768,791	222,231	62,797,364
Liabilities:
Accrued fees	5	24	5	6	11
Due to Metropolitan Life Insurance Company	—	—	1	—	48
Total Liabilities	5	24	6	6	59
Net Assets	$17,227	$51,979,848	$5,768,785	$222,225	$62,797,305
Contract Owners' Equity
Net assets from accumulation units	$17,227	$51,694,380	$5,729,655	$222,225	$61,929,865
Net assets from contracts in payout	—	285,468	39,130	—	867,440
Total Net Assets	$17,227	$51,979,848	$5,768,785	$222,225	$62,797,305

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2024

	Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2040 Division
Assets:
Investments at fair value	$3,261,810	$5,636,535	$10,596,051	$11,067,763	$8,902,228
Due from Metropolitan Life Insurance Company	—	1	—	—	—
Total Assets	3,261,810	5,636,536	10,596,051	11,067,763	8,902,228
Liabilities:
Accrued fees	7	14	33	19	38
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	7	14	33	19	38
Net Assets	$3,261,803	$5,636,522	$10,596,018	$11,067,744	$8,902,190
Contract Owners' Equity
Net assets from accumulation units	$3,261,803	$5,636,522	$10,596,018	$11,067,744	$8,902,190
Net assets from contracts in payout	—	—	—	—	—
Total Net Assets	$3,261,803	$5,636,522	$10,596,018	$11,067,744	$8,902,190

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Freedom 2055 Division	Fidelity® VIP Freedom 2060 Division	Fidelity® VIP FundsManager 50% Division
Assets:
Investments at fair value	$8,226,433	$15,913,666	$1,074,804	$1,141,810	$141,921,193
Due from Metropolitan Life Insurance Company	—	1	—	—	—
Total Assets	8,226,433	15,913,667	1,074,804	1,141,810	141,921,193
Liabilities:
Accrued fees	19	16	21	18	—
Due to Metropolitan Life Insurance Company	41	—	—	1	—
Total Liabilities	60	16	21	19	—
Net Assets	$8,226,373	$15,913,651	$1,074,783	$1,141,791	$141,921,193
Contract Owners' Equity
Net assets from accumulation units	$8,226,373	$15,913,651	$1,074,783	$1,141,791	$141,921,193
Net assets from contracts in payout	—	—	—	—	—
Total Net Assets	$8,226,373	$15,913,651	$1,074,783	$1,141,791	$141,921,193

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2024

	Fidelity® VIP FundsManager 60% Division	Fidelity® VIP Government Money Market Division	Fidelity® VIP Growth Division	Fidelity® VIP Investment Grade Bond Division	Fidelity® VIP Mid Cap Division
Assets:
Investments at fair value	$145,937,901	$4,101,609	$135,093,225	$4,998,294	$65,490
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	145,937,901	4,101,609	135,093,225	4,998,294	65,490
Liabilities:
Accrued fees	3	13	6	6	6
Due to Metropolitan Life Insurance Company	—	—	1	—	—
Total Liabilities	3	13	7	6	6
Net Assets	$145,937,898	$4,101,596	$135,093,218	$4,998,288	$65,484
Contract Owners' Equity
Net assets from accumulation units	$145,937,898	$4,101,596	$134,981,239	$4,987,732	$65,484
Net assets from contracts in payout	—	—	111,979	10,556	—
Total Net Assets	$145,937,898	$4,101,596	$135,093,218	$4,998,288	$65,484

The accompanying notes are an integral part of these financial statements.

	FTVIPT Templeton Foreign VIP Division	Janus Henderson Enterprise Division	LMPVET ClearBridge Variable Appreciation Division	LMPVET ClearBridge Variable Dividend Strategy Division	LMPVET ClearBridge Variable Large Cap Growth Division
Assets:
Investments at fair value	$2,789	$24,026	$23,766	$65,801	$262,142
Due from Metropolitan Life Insurance Company	1	—	—	—	—
Total Assets	2,790	24,026	23,766	65,801	262,142
Liabilities:
Accrued fees	2	4	4	6	14
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	2	4	4	6	14
Net Assets	$2,788	$24,022	$23,762	$65,795	$262,128
Contract Owners' Equity
Net assets from accumulation units	$2,788	$24,022	$23,762	$65,795	$262,128
Net assets from contracts in payout	—	—	—	—	—
Total Net Assets	$2,788	$24,022	$23,762	$65,795	$262,128

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)

December 31, 2024

	LMPVET ClearBridge Variable Small Cap Growth Division	Macquarie VIP Small Cap Value Division	PIMCO VIT CommodityRealReturn® Strategy Division
Assets:
Investments at fair value	$22,487	$481	$5,447
Due from Metropolitan Life Insurance Company	—	—	—
Total Assets	22,487	481	5,447
Liabilities:
Accrued fees	7	—	5
Due to Metropolitan Life Insurance Company	—	—	—
Total Liabilities	7	—	5
Net Assets	$22,480	$481	$5,442
Contract Owners' Equity
Net assets from accumulation units	$22,480	$481	$5,442
Net assets from contracts in payout	—	—	—
Total Net Assets	$22,480	$481	$5,442

The accompanying notes are an integral part of these financial statements.

	PIMCO VIT Dynamic Bond Division	PIMCO VIT Emerging Markets Bond Division
Assets:
Investments at fair value	$6,740	$11,413
Due from Metropolitan Life Insurance Company	—	1
Total Assets	6,740	11,414
Liabilities:
Accrued fees	5	5
Due to Metropolitan Life Insurance Company	—	—
Total Liabilities	5	5
Net Assets	$6,735	$11,409
Contract Owners' Equity
Net assets from accumulation units	$6,735	$11,409
Net assets from contracts in payout	—	—
Total Net Assets	$6,735	$11,409

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS

For the year ended December 31, 2024

	American Funds® Global Growth Division	American Funds® Global Small Capitalization Division	American Funds® Growth Division	American Funds® Growth-Income Division	American Funds® The Bond Fund of America Division
Investment Income:
Dividends	$1,035	$3,057,261	$3,593,919	$6,945,298	$2,472,385
Expenses:
Mortality and expense risk and other charges	925	3,608,166	13,553,699	8,106,422	762,923
Administrative charges	114	557,763	1,882,980	1,174,523	126,462
Total expenses	1,039	4,165,929	15,436,679	9,280,945	889,385
Net investment income (loss)	(4)	(1,108,668)	(11,842,760)	(2,335,647)	1,583,000
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	1,899	10,775,645	25,160,756	29,229,810	—
Realized gains (losses) on sale of investments	34,415	(6,780,087)	81,231,510	43,930,975	(1,403,076)
Net realized gains (losses)	36,314	3,995,558	106,392,266	73,160,785	(1,403,076)
Change in unrealized gains (losses) on investments	(16,171)	(142,051)	191,793,230	61,363,336	(376,928)
Net realized and change in unrealized gains (losses) on investments	20,143	3,853,507	298,185,496	134,524,121	(1,780,004)
Net increase (decrease) in net assets resulting from operations	$20,139	$2,744,839	$286,342,736	$132,188,474	$(197,004)

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period January 1, 2024 to December 6, 2024.

(c) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	BHFTI AB Global Dynamic Allocation Division (a)	BHFTI Allspring Mid Cap Value Division	BHFTI American Funds® Balanced Allocation Division	BHFTI American Funds® Growth Allocation Division	BHFTI American Funds® Growth Division
Investment Income:
Dividends	$9,468,748	$520	$9,814,787	$4,900,337	$65,242
Expenses:
Mortality and expense risk and other charges	6,502,948	480	5,951,132	4,196,547	2,551,565
Administrative charges	1,677,469	115	1,430,294	963,319	635,286
Total expenses	8,180,417	595	7,381,426	5,159,866	3,186,851
Net investment income (loss)	1,288,331	(75)	2,433,361	(259,529)	(3,121,609)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	3,045	19,243,692	16,286,742	19,268,113
Realized gains (losses) on sale of investments	3,589,873	147	(831,250)	1,529,700	11,478,720
Net realized gains (losses)	3,589,873	3,192	18,412,442	17,816,442	30,746,833
Change in unrealized gains (losses) on investments	54,140,488	1,553	37,573,439	33,316,769	38,368,661
Net realized and change in unrealized gains (losses) on investments	57,730,361	4,745	55,985,881	51,133,211	69,115,494
Net increase (decrease) in net assets resulting from operations	$59,018,692	$4,670	$58,419,242	$50,873,682	$65,993,885

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2024

	BHFTI American Funds® Moderate Allocation Division	BHFTI BlackRock Global Tactical Strategies Division (a)	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Asset Allocation 100 Division	BHFTI Brighthouse Balanced Plus Division (a)
Investment Income:
Dividends	$11,121,863	$14,529,502	$13,020	$2,260,744	$48,364,291
Expenses:
Mortality and expense risk and other charges	5,271,990	8,480,159	2,353	2,308,301	17,590,603
Administrative charges	1,273,858	2,182,734	398	508,106	4,512,872
Total expenses	6,545,848	10,662,893	2,751	2,816,407	22,103,475
Net investment income (loss)	4,576,015	3,866,609	10,269	(555,663)	26,260,816
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	12,837,281	—	—	8,461,185	—
Realized gains (losses) on sale of investments	(4,607,143)	(28,219,255)	(262)	(1,106,706)	(315,132,058)
Net realized gains (losses)	8,230,138	(28,219,255)	(262)	7,354,479	(315,132,058)
Change in unrealized gains (losses) on investments	26,975,007	82,884,862	4,769	19,532,301	389,260,816
Net realized and change in unrealized gains (losses) on investments	35,205,145	54,665,607	4,507	26,886,780	74,128,758
Net increase (decrease) in net assets resulting from operations	$39,781,160	$58,532,216	$14,776	$26,331,117	$100,389,574

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period January 1, 2024 to December 6, 2024.

(c) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ Eaton Vance Floating Rate Division	BHFTI Brighthouse/ Franklin Low Duration Total Return Division	BHFTI Brighthouse/ Templeton International Bond Division	BHFTI Brighthouse/ Wellington Large Cap Research Division
Investment Income:
Dividends	$212,497	$1,269,352	$2,026,477	$—	$4,417,996
Expenses:
Mortality and expense risk and other charges	154,342	160,428	524,283	29,756	8,611,298
Administrative charges	42,212	36,767	120,374	7,479	219,642
Total expenses	196,554	197,195	644,657	37,235	8,830,940
Net investment income (loss)	15,943	1,072,157	1,381,820	(37,235)	(4,412,944)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	1,150,737	—	—	—	50,849,998
Realized gains (losses) on sale of investments	(8,815)	(89,918)	(718,236)	(147,865)	17,614,940
Net realized gains (losses)	1,141,922	(89,918)	(718,236)	(147,865)	68,464,938
Change in unrealized gains (losses) on investments	(20,338)	(100,267)	1,059,525	(210,129)	74,725,504
Net realized and change in unrealized gains (losses) on investments	1,121,584	(190,185)	341,289	(357,994)	143,190,442
Net increase (decrease) in net assets resulting from operations	$1,137,527	$881,972	$1,723,109	$(395,229)	$138,777,498

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2024

	BHFTI CBRE Global Real Estate Division	BHFTI Harris Oakmark International Division	BHFTI Invesco Balanced-Risk Allocation Division (a)	BHFTI Invesco Comstock Division	BHFTI Invesco Global Equity Division
Investment Income:
Dividends	$4,127,129	$5,774,797	$4,504,027	$237	$336,911
Expenses:
Mortality and expense risk and other charges	1,253,202	2,751,445	2,676,869	144	2,415,380
Administrative charges	246,616	573,603	685,340	24	299,552
Total expenses	1,499,818	3,325,048	3,362,209	168	2,714,932
Net investment income (loss)	2,627,311	2,449,749	1,141,818	69	(2,378,021)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	—	—	1,296	18,829,219
Realized gains (losses) on sale of investments	(2,316,025)	(952,831)	(49,815,285)	1	8,818,443
Net realized gains (losses)	(2,316,025)	(952,831)	(49,815,285)	1,297	27,647,662
Change in unrealized gains (losses) on investments	(781,269)	(17,643,329)	60,554,884	614	5,045,736
Net realized and change in unrealized gains (losses) on investments	(3,097,294)	(18,596,160)	10,739,599	1,911	32,693,398
Net increase (decrease) in net assets resulting from operations	$(469,983)	$(16,146,411)	$11,881,417	$1,980	$30,315,377

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period January 1, 2024 to December 6, 2024.

(c) For the period January 1, 2024 to March 1, 2024.
The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Small Cap Growth Division	BHFTI JPMorgan Core Bond Division	BHFTI JPMorgan Global Active Allocation Division	BHFTI JPMorgan Small Cap Value Division	BHFTI Loomis Sayles Global Allocation Division
Investment Income:
Dividends	$—	$1,602,702	$4,330,691	$203,335	$634,127
Expenses:
Mortality and expense risk and other charges	449,531	515,861	4,568,052	136,701	765,891
Administrative charges	82,342	126,826	1,174,230	33,582	166,684
Total expenses	531,873	642,687	5,742,282	170,283	932,575
Net investment income (loss)	(531,873)	960,015	(1,411,591)	33,052	(298,448)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	—	—	—	3,577,955
Realized gains (losses) on sale of investments	(4,409,546)	(875,261)	(2,683,811)	(414,381)	1,045,629
Net realized gains (losses)	(4,409,546)	(875,261)	(2,683,811)	(414,381)	4,623,584
Change in unrealized gains (losses) on investments	10,898,642	301,417	23,152,789	1,407,463	3,512,780
Net realized and change in unrealized gains (losses) on investments	6,489,096	(573,844)	20,468,978	993,082	8,136,364
Net increase (decrease) in net assets resulting from operations	$5,957,223	$386,171	$19,057,387	$1,026,134	$7,837,916

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2024

	BHFTI Loomis Sayles Growth Division	BHFTI MetLife Multi-Index Targeted Risk Division	BHFTI MFS® Research International Division	BHFTI Morgan Stanley Discovery Division	BHFTI PanAgora Global Diversified Risk Division (a)
Investment Income:
Dividends	$—	$11,869,601	$2,084,442	$—	$2,047,130
Expenses:
Mortality and expense risk and other charges	4,122,146	9,862,841	1,252,093	3,987,579	4,906,961
Administrative charges	826,462	2,539,012	235,343	217,111	1,261,169
Total expenses	4,948,608	12,401,853	1,487,436	4,204,690	6,168,130
Net investment income (loss)	(4,948,608)	(532,252)	597,006	(4,204,690)	(4,121,000)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	32,425,771	—	3,084,203	—	—
Realized gains (losses) on sale of investments	22,657,255	(4,911,662)	1,870,648	(62,402,226)	(215,803,291)
Net realized gains (losses)	55,083,026	(4,911,662)	4,954,851	(62,402,226)	(215,803,291)
Change in unrealized gains (losses) on investments	62,114,190	(87,123,273)	(2,775,614)	180,877,380	240,756,773
Net realized and change in unrealized gains (losses) on investments	117,197,216	(92,034,935)	2,179,237	118,475,154	24,953,482
Net increase (decrease) in net assets resulting from operations	$112,248,608	$(92,567,187)	$2,776,243	$114,270,464	$20,832,482

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period January 1, 2024 to December 6, 2024.

(c) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	BHFTI PIMCO Inflation Protected Bond Division	BHFTI PIMCO Total Return Division	BHFTI Schroders Global Multi-Asset Division (a)	BHFTI SSGA Emerging Markets Enhanced Index II Division	BHFTI SSGA Growth and Income ETF Division
Investment Income:
Dividends	$—	$13,538,441	$7,466,172	$401,841	$10,456,979
Expenses:
Mortality and expense risk and other charges	2,309,869	4,788,776	3,781,218	269,803	4,353,763
Administrative charges	529,683	1,050,496	969,149	67,840	1,088,530
Total expenses	2,839,552	5,839,272	4,750,367	337,643	5,442,293
Net investment income (loss)	(2,839,552)	7,699,169	2,715,805	64,198	5,014,686
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	—	—	—	—
Realized gains (losses) on sale of investments	(3,518,783)	(10,635,134)	34,417,454	(420,680)	(1,779,619)
Net realized gains (losses)	(3,518,783)	(10,635,134)	34,417,454	(420,680)	(1,779,619)
Change in unrealized gains (losses) on investments	8,551,492	8,713,384	5,435,107	1,148,923	36,975,852
Net realized and change in unrealized gains (losses) on investments	5,032,709	(1,921,750)	39,852,561	728,243	35,196,233
Net increase (decrease) in net assets resulting from operations	$2,193,157	$5,777,419	$42,568,366	$792,441	$40,210,919

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2024

	BHFTI SSGA Growth ETF Division	BHFTI T. Rowe Price Large Cap Value Division	BHFTI T. Rowe Price Mid Cap Growth Division	BHFTI TCW Core Fixed Income Division	BHFTI Victory Sycamore Mid Cap Value Division
Investment Income:
Dividends	$2,154,191	$5,304	$144,146	$12,014	$4,061,743
Expenses:
Mortality and expense risk and other charges	1,041,336	2,857	3,625,937	2,646	3,404,867
Administrative charges	246,776	660	686,554	583	517,445
Total expenses	1,288,112	3,517	4,312,491	3,229	3,922,312
Net investment income (loss)	866,079	1,787	(4,168,345)	8,785	139,431
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	11,833	36,840,482	—	19,436,579
Realized gains (losses) on sale of investments	(58,035)	2,733	(6,680,356)	(110)	6,078,180
Net realized gains (losses)	(58,035)	14,566	30,160,126	(110)	25,514,759
Change in unrealized gains (losses) on investments	10,614,539	20,619	1,459,325	(3,659)	913,061
Net realized and change in unrealized gains (losses) on investments	10,556,504	35,185	31,619,451	(3,769)	26,427,820
Net increase (decrease) in net assets resulting from operations	$11,422,583	$36,972	$27,451,106	$5,016	$26,567,251

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period January 1, 2024 to December 6, 2024.

(c) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	BHFTI Western Asset Management Government Income Division	BHFTII Baillie Gifford International Stock Division	BHFTII BlackRock Bond Income Division	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division
Investment Income:
Dividends	$6,189,756	$654,027	$9,702,433	$13,586	$1,699,636
Expenses:
Mortality and expense risk and other charges	1,998,967	1,009,676	2,629,531	1,959,741	326,460
Administrative charges	509,138	89,532	455,184	425,320	80,948
Total expenses	2,508,105	1,099,208	3,084,715	2,385,061	407,408
Net investment income (loss)	3,681,651	(445,181)	6,617,718	(2,371,475)	1,292,228
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	5,540,930	—	12,058,078	—
Realized gains (losses) on sale of investments	(6,983,743)	(965,422)	(5,439,744)	5,582,992	257,833
Net realized gains (losses)	(6,983,743)	4,575,508	(5,439,744)	17,641,070	257,833
Change in unrealized gains (losses) on investments	1,345,055	(1,093,379)	(963,763)	33,463,477	(501,771)
Net realized and change in unrealized gains (losses) on investments	(5,638,688)	3,482,129	(6,403,507)	51,104,547	(243,938)
Net increase (decrease) in net assets resulting from operations	$(1,957,037)	$3,036,948	$214,211	$48,733,072	$1,048,290

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2024

	BHFTII Brighthouse Asset Allocation 20 Division	BHFTII Brighthouse Asset Allocation 40 Division	BHFTII Brighthouse Asset Allocation 60 Division	BHFTII Brighthouse Asset Allocation 80 Division	BHFTII Brighthouse/ Artisan Mid Cap Value Division
Investment Income:
Dividends	$4,711,386	$13,094,640	$39,896,806	$19,087,906	$1,631,492
Expenses:
Mortality and expense risk and other charges	1,744,750	5,651,619	21,617,343	13,906,907	1,601,319
Administrative charges	394,399	1,294,321	5,029,753	3,083,277	239,124
Total expenses	2,139,149	6,945,940	26,647,096	16,990,184	1,840,443
Net investment income (loss)	2,572,237	6,148,700	13,249,710	2,097,722	(208,951)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	893,058	35,626,534	27,225,110	13,153,422
Realized gains (losses) on sale of investments	(4,581,369)	(9,156,824)	(23,199,442)	(4,753,778)	(517,005)
Net realized gains (losses)	(4,581,369)	(8,263,766)	12,427,092	22,471,332	12,636,417
Change in unrealized gains (losses) on investments	6,389,462	27,134,069	114,332,420	99,736,388	(6,990,433)
Net realized and change in unrealized gains (losses) on investments	1,808,093	18,870,303	126,759,512	122,207,720	5,645,984
Net increase (decrease) in net assets resulting from operations	$4,380,330	$25,019,003	$140,009,222	$124,305,442	$5,437,033

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period January 1, 2024 to December 6, 2024.

(c) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse/ Dimensional International Small Company Division	BHFTII Brighthouse/ Wellington Balanced Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII Frontier Mid Cap Growth Division	BHFTII Jennison Growth Division
Investment Income:
Dividends	$110,560	$8,899,017	$5,150,734	$919,693	$—
Expenses:
Mortality and expense risk and other charges	42,791	5,964,982	4,229,815	5,000,879	2,498,136
Administrative charges	10,598	157,095	821,386	130,984	437,538
Total expenses	53,389	6,122,077	5,051,201	5,131,863	2,935,674
Net investment income (loss)	57,171	2,776,940	99,533	(4,212,170)	(2,935,674)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	78,162	15,414,133	14,105,678	—	27,302,413
Realized gains (losses) on sale of investments	(185,739)	5,653,622	388,625	(777,403)	3,996,870
Net realized gains (losses)	(107,577)	21,067,755	14,494,303	(777,403)	31,299,283
Change in unrealized gains (losses) on investments	145,360	32,831,051	14,103,820	67,876,371	29,455,194
Net realized and change in unrealized gains (losses) on investments	37,783	53,898,806	28,598,123	67,098,968	60,754,477
Net increase (decrease) in net assets resulting from operations	$94,954	$56,675,746	$28,697,656	$62,886,798	$57,818,803

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2024

	BHFTII Loomis Sayles Small Cap Core Division	BHFTII Loomis Sayles Small Cap Growth Division	BHFTII MetLife Aggregate Bond Index Division	BHFTII MetLife Mid Cap Stock Index Division	BHFTII MetLife MSCI EAFE® Index Division
Investment Income:
Dividends	$57,344	$—	$19,312,077	$4,989,501	$11,139,488
Expenses:
Mortality and expense risk and other charges	1,307,515	481,148	6,857,556	4,508,393	3,859,918
Administrative charges	244,761	72,427	1,387,992	743,693	699,358
Total expenses	1,552,276	553,575	8,245,548	5,252,086	4,559,276
Net investment income (loss)	(1,494,932)	(553,575)	11,066,529	(262,585)	6,580,212
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	8,775,731	444,694	—	21,857,922	3,459,200
Realized gains (losses) on sale of investments	310,161	(894,596)	(11,831,357)	9,120,990	10,016,912
Net realized gains (losses)	9,085,892	(449,902)	(11,831,357)	30,978,912	13,476,112
Change in unrealized gains (losses) on investments	4,728,790	6,535,909	(2,475,599)	18,179,756	(12,139,579)
Net realized and change in unrealized gains (losses) on investments	13,814,682	6,086,007	(14,306,956)	49,158,668	1,336,533
Net increase (decrease) in net assets resulting from operations	$12,319,750	$5,532,432	$(3,240,427)	$48,896,083	$7,916,745

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period January 1, 2024 to December 6, 2024.

(c) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife Russell 2000® Index Division	BHFTII MetLife Stock Index Division	BHFTII MFS® Total Return Division	BHFTII MFS® Value Division	BHFTII Neuberger Berman Genesis Division
Investment Income:
Dividends	$3,586,179	$34,304,520	$2,250,207	$8,492,638	$162,754
Expenses:
Mortality and expense risk and other charges	2,885,729	33,410,967	938,753	5,426,141	2,640,067
Administrative charges	432,440	3,102,506	173,645	956,142	311,530
Total expenses	3,318,169	36,513,473	1,112,398	6,382,283	2,951,597
Net investment income (loss)	268,010	(2,208,953)	1,137,809	2,110,355	(2,788,843)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	9,168,664	182,075,443	4,405,534	47,000,512	22,492,630
Realized gains (losses) on sale of investments	3,449,698	175,098,245	139,912	(2,101,233)	1,990,257
Net realized gains (losses)	12,618,362	357,173,688	4,545,446	44,899,279	24,482,887
Change in unrealized gains (losses) on investments	12,293,734	254,102,128	78,954	4,445,232	(4,151,874)
Net realized and change in unrealized gains (losses) on investments	24,912,096	611,275,816	4,624,400	49,344,511	20,331,013
Net increase (decrease) in net assets resulting from operations	$25,180,106	$609,066,863	$5,762,209	$51,454,866	$17,542,170

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2024

	BHFTII T. Rowe Price Large Cap Growth Division	BHFTII T. Rowe Price Small Cap Growth Division	BHFTII VanEck Global Natural Resources Division	BHFTII Western Asset Management Strategic Bond Opportunities Division	BHFTII Western Asset Management U.S. Government Division
Investment Income:
Dividends	$—	$92,251	$422,817	$18,678,897	$2,471,658
Expenses:
Mortality and expense risk and other charges	6,135,062	3,959,138	172,780	2,708,734	915,430
Administrative charges	948,507	445,667	44,338	526,846	185,164
Total expenses	7,083,569	4,404,805	217,118	3,235,580	1,100,594
Net investment income (loss)	(7,083,569)	(4,312,554)	205,699	15,443,317	1,371,064
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	32,984,710	19,333,177	659,938	—	—
Realized gains (losses) on sale of investments	15,557,210	4,919,926	426,978	(6,991,925)	(1,968,033)
Net realized gains (losses)	48,541,920	24,253,103	1,086,916	(6,991,925)	(1,968,033)
Change in unrealized gains (losses) on investments	100,788,500	21,077,165	(1,711,157)	(106,252)	1,309,829
Net realized and change in unrealized gains (losses) on investments	149,330,420	45,330,268	(624,241)	(7,098,177)	(658,204)
Net increase (decrease) in net assets resulting from operations	$142,246,851	$41,017,714	$(418,542)	$8,345,140	$712,860

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period January 1, 2024 to December 6, 2024.

(c) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	BlackRock Global Allocation V.I. Division	Calvert VP SRI Balanced Division	Calvert VP SRI Mid Cap Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Equity-Income Division
Investment Income:
Dividends	$251	$878,205	$7,063	$238	$1,102,307
Expenses:
Mortality and expense risk and other charges	190	557,126	55,713	3,329	618,487
Administrative charges	42	41,994	—	372	40,326
Total expenses	232	599,120	55,713	3,701	658,813
Net investment income (loss)	19	279,085	(48,650)	(3,463)	443,494
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	1,355	904,817	55,533	27,450	3,624,167
Realized gains (losses) on sale of investments	(86)	1,278,516	(43,961)	196,121	1,779,164
Net realized gains (losses)	1,269	2,183,333	11,572	223,571	5,403,331
Change in unrealized gains (losses) on investments	(51)	5,963,490	540,238	(89,522)	2,774,720
Net realized and change in unrealized gains (losses) on investments	1,218	8,146,823	551,810	134,049	8,178,051
Net increase (decrease) in net assets resulting from operations	$1,237	$8,425,908	$503,160	$130,586	$8,621,545

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2024

	Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2040 Division
Investment Income:
Dividends	$87,121	$129,889	$210,342	$177,905	$104,111
Expenses:
Mortality and expense risk and other charges	30,163	61,415	101,531	96,100	73,031
Administrative charges	282	5,919	10,643	11,887	10,109
Total expenses	30,445	67,334	112,174	107,987	83,140
Net investment income (loss)	56,676	62,555	98,168	69,918	20,971
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	96,920	10,785	22,793	133,638	122,125
Realized gains (losses) on sale of investments	(87,962)	159,482	175,702	84,897	106,724
Net realized gains (losses)	8,958	170,267	198,495	218,535	228,849
Change in unrealized gains (losses) on investments	124,959	205,429	470,283	516,875	497,817
Net realized and change in unrealized gains (losses) on investments	133,917	375,696	668,778	735,410	726,666
Net increase (decrease) in net assets resulting from operations	$190,593	$438,251	$766,946	$805,328	$747,637

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period January 1, 2024 to December 6, 2024.

(c) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Freedom 2055 Division	Fidelity® VIP Freedom 2060 Division	Fidelity® VIP FundsManager 50% Division
Investment Income:
Dividends	$86,145	$169,684	$10,985	$11,332	$3,453,600
Expenses:
Mortality and expense risk and other charges	67,933	140,226	7,795	8,474	3,191,401
Administrative charges	7,938	15,298	281	330	—
Total expenses	75,871	155,524	8,076	8,804	3,191,401
Net investment income (loss)	10,274	14,160	2,909	2,528	262,199
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	117,787	257,551	12,028	11,916	—
Realized gains (losses) on sale of investments	37,127	145,100	2,935	6,274	802,535
Net realized gains (losses)	154,914	402,651	14,963	18,190	802,535
Change in unrealized gains (losses) on investments	538,976	1,115,693	56,654	41,460	9,367,399
Net realized and change in unrealized gains (losses) on investments	693,890	1,518,344	71,617	59,650	10,169,934
Net increase (decrease) in net assets resulting from operations	$704,164	$1,532,504	$74,526	$62,178	$10,432,133

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2024

	Fidelity® VIP FundsManager 60% Division	Fidelity® VIP Government Money Market Division	Fidelity® VIP Growth Division	Fidelity® VIP Investment Grade Bond Division	Fidelity® VIP Mid Cap Division
Investment Income:
Dividends	$3,030,217	$193,567	$1,134	$178,985	$222
Expenses:
Mortality and expense risk and other charges	3,174,356	37,075	1,259,958	51,699	1,093
Administrative charges	—	—	—	—	136
Total expenses	3,174,356	37,075	1,259,958	51,699	1,229
Net investment income (loss)	(144,139)	156,492	(1,258,824)	127,286	(1,007)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	—	28,536,659	—	12,800
Realized gains (losses) on sale of investments	866,104	—	7,949,581	(206,512)	32,143
Net realized gains (losses)	866,104	—	36,486,240	(206,512)	44,943
Change in unrealized gains (losses) on investments	11,192,201	—	(2,220,658)	113,003	(14,191)
Net realized and change in unrealized gains (losses) on investments	12,058,305	—	34,265,582	(93,509)	30,752
Net increase (decrease) in net assets resulting from operations	$11,914,166	$156,492	$33,006,758	$33,777	$29,745

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period January 1, 2024 to December 6, 2024.

(c) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	FTVIPT Templeton Developing Markets VIP Division	FTVIPT Templeton Foreign VIP Division	Janus Henderson Enterprise Division	LMPVET ClearBridge Variable Appreciation Division	LMPVET ClearBridge Variable Dividend Strategy Division
Investment Income:
Dividends	$—	$60	$147	$172	$834
Expenses:
Mortality and expense risk and other charges	103	19	275	291	605
Administrative charges	13	1	33	35	74
Total expenses	116	20	308	326	679
Net investment income (loss)	(116)	40	(161)	(154)	155
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	—	1,028	2,344	6,845
Realized gains (losses) on sale of investments	3,811	2	3,247	15,501	5,147
Net realized gains (losses)	3,811	2	4,275	17,845	11,992
Change in unrealized gains (losses) on investments	(1,735)	(110)	627	(9,799)	(1,291)
Net realized and change in unrealized gains (losses) on investments	2,076	(108)	4,902	8,046	10,701
Net increase (decrease) in net assets resulting from operations	$1,960	$(68)	$4,741	$7,892	$10,856

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Concluded)

For the year ended December 31, 2024

	LMPVET ClearBridge Variable Large Cap Growth Division	LMPVET ClearBridge Variable Small Cap Growth Division	LMPVIT Western Asset Core Plus Division	Macquarie VIP Small Cap Value Division	Morgan Stanley VIF Global Infrastructure Division (b)
Investment Income:
Dividends	$—	$—	$—	$12	$988
Expenses:
Mortality and expense risk and other charges	2,842	257	1	4	371
Administrative charges	312	25	—	—	91
Total expenses	3,154	282	1	4	462
Net investment income (loss)	(3,154)	(282)	(1)	8	526
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	11,158	758	—	33	—
Realized gains (losses) on sale of investments	110,186	(434)	(68)	33	(5,138)
Net realized gains (losses)	121,344	324	(68)	66	(5,138)
Change in unrealized gains (losses) on investments	(36,296)	314	61	(10)	9,760
Net realized and change in unrealized gains (losses) on investments	85,048	638	(7)	56	4,622
Net increase (decrease) in net assets resulting from operations	$81,894	$356	$(8)	$64	$5,148

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period January 1, 2024 to December 6, 2024.

(c) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	PIMCO VIT CommodityRealReturn® Strategy Division	PIMCO VIT Dynamic Bond Division	PIMCO VIT Emerging Markets Bond Division	TAP 1919 Variable Socially Responsive Balanced Division (c)
Investment Income:
Dividends	$113	$414	$763	$37
Expenses:
Mortality and expense risk and other charges	223	83	125	14
Administrative charges	49	20	29	2
Total expenses	272	103	154	16
Net investment income (loss)	(159)	311	609	21
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	—	—	4,907
Realized gains (losses) on sale of investments	(31,093)	(550)	(569)	(3,627)
Net realized gains (losses)	(31,093)	(550)	(569)	1,280
Change in unrealized gains (losses) on investments	32,302	624	681	(868)
Net realized and change in unrealized gains (losses) on investments	1,209	74	112	412
Net increase (decrease) in net assets resulting from operations	$1,050	$385	$721	$433

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2024 and 2023

	American Funds® Global Growth Division		American Funds® Global Small Capitalization Division		American Funds® Growth Division		American Funds® Growth-Income Division
	2024	2023	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(4)	$16	$(1,108,668)	$(3,473,092)	$(11,842,760)	$(9,974,577)	$(2,335,647)	$(415,813)
Net realized gains (losses)	36,314	14,766	3,995,558	(4,334,979)	106,392,266	81,701,986	73,160,785	51,445,384
Change in unrealized gains (losses) on investments	(16,171)	18,491	(142,051)	49,204,319	191,793,230	228,450,939	61,363,336	82,246,255
Net increase (decrease) in net assets resulting from operations	20,139	33,273	2,744,839	41,396,248	286,342,736	300,178,348	132,188,474	133,275,826
Contract Transactions:
Purchase payments received from Contract owners	—	—	2,725,330	3,214,894	8,844,713	10,276,263	4,595,742	4,914,733
Net transfers (including fixed account)	18,993	(4,053)	1,375,143	1,512,699	(29,233,291)	(29,461,103)	(19,978,887)	(12,996,093)
Contract charges	—	—	(1,218,665)	(1,368,372)	(2,552,092)	(2,635,893)	(2,090,305)	(2,210,533)
Transfers for Contract benefits and terminations	(155,643)	(8,521)	(43,375,323)	(33,853,284)	(168,998,157)	(113,693,434)	(107,099,255)	(76,324,835)
Net increase (decrease) in net assets resulting from Contract transactions	(136,650)	(12,574)	(40,493,515)	(30,494,063)	(191,938,827)	(135,514,167)	(124,572,705)	(86,616,728)
Net increase (decrease) in net assets	(116,511)	20,699	(37,748,676)	10,902,185	94,403,909	164,664,181	7,615,769	46,659,098
Net Assets:
Beginning of year	183,419	162,720	308,247,050	297,344,865	1,037,944,764	873,280,583	636,821,332	590,162,234
End of year	$66,908	$183,419	$270,498,374	$308,247,050	$1,132,348,673	$1,037,944,764	$644,437,101	$636,821,332

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period May 1, 2023 to December 31, 2023.

(c) For the period January 1, 2024 to December 6, 2024.

(d) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	American Funds® The Bond Fund of America Division		BHFTI AB Global Dynamic Allocation Division		BHFTI Allspring Mid Cap Value Division
	2024	2023	2024 (a)	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,583,000	$1,227,906	$1,288,331	$12,503,450	$(75)	$(30)
Net realized gains (losses)	(1,403,076)	(1,537,118)	3,589,873	(14,879,646)	3,192	12,766
Change in unrealized gains (losses) on investments	(376,928)	2,431,984	54,140,488	78,042,191	1,553	(5,650)
Net increase (decrease) in net assets resulting from operations	(197,004)	2,122,772	59,018,692	75,665,995	4,670	7,086
Contract Transactions:
Purchase payments received from Contract owners	779,178	884,490	3,339,106	3,250,616	—	—
Net transfers (including fixed account)	4,906,866	5,365,756	(731,415,393)	(6,171,833)	(1,722)	(590)
Contract charges	(330,393)	(360,616)	(13,848,344)	(15,950,532)	(5)	(8)
Transfers for Contract benefits and terminations	(8,938,006)	(7,441,958)	(86,530,961)	(84,888,335)	(12,262)	(71,514)
Net increase (decrease) in net assets resulting from Contract transactions	(3,582,355)	(1,552,328)	(828,455,592)	(103,760,084)	(13,989)	(72,112)
Net increase (decrease) in net assets	(3,779,359)	570,444	(769,436,900)	(28,094,089)	(9,319)	(65,026)
Net Assets:
Beginning of year	63,085,209	62,514,765	769,436,900	797,530,989	49,531	114,557
End of year	$59,305,850	$63,085,209	$—	$769,436,900	$40,212	$49,531

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2024 and 2023

	BHFTI American Funds® Balanced Allocation Division		BHFTI American Funds® Growth Allocation Division		BHFTI American Funds® Growth Division		BHFTI American Funds® Moderate Allocation Division
	2024	2023	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,433,361	$6,345,243	$(259,529)	$3,171,203	$(3,121,609)	$769,027	$4,576,015	$7,503,937
Net realized gains (losses)	18,412,442	35,252,821	17,816,442	34,740,355	30,746,833	32,029,166	8,230,138	21,507,186
Change in unrealized gains (losses) on investments	37,573,439	41,270,950	33,316,769	28,369,477	38,368,661	41,923,789	26,975,007	29,617,249
Net increase (decrease) in net assets resulting from operations	58,419,242	82,869,014	50,873,682	66,281,035	65,993,885	74,721,982	39,781,160	58,628,372
Contract Transactions:
Purchase payments received from Contract owners	2,970,388	4,009,287	4,815,194	5,676,378	513,233	434,862	3,822,968	3,516,778
Net transfers (including fixed account)	2,152,704	2,133,601	4,915,773	8,594,144	(20,856,496)	(14,474,535)	(2,025,249)	(3,879,505)
Contract charges	(6,429,625)	(6,746,445)	(3,917,922)	(3,796,414)	(2,127,988)	(2,187,253)	(6,035,636)	(6,418,365)
Transfers for Contract benefits and terminations	(97,671,447)	(69,097,346)	(54,292,542)	(44,202,345)	(45,597,527)	(32,361,610)	(80,378,015)	(65,971,856)
Net increase (decrease) in net assets resulting from Contract transactions	(98,977,980)	(69,700,903)	(48,479,497)	(33,728,237)	(68,068,778)	(48,588,536)	(84,615,932)	(72,752,948)
Net increase (decrease) in net assets	(40,558,738)	13,168,111	2,394,185	32,552,798	(2,074,893)	26,133,446	(44,834,772)	(14,124,576)
Net Assets:
Beginning of year	600,346,077	587,177,966	401,931,668	369,378,870	251,346,531	225,213,085	537,459,449	551,584,025
End of year	$559,787,339	$600,346,077	$404,325,853	$401,931,668	$249,271,638	$251,346,531	$492,624,677	$537,459,449

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period May 1, 2023 to December 31, 2023.

(c) For the period January 1, 2024 to December 6, 2024.

(d) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	BHFTI BlackRock Global Tactical Strategies Division		BHFTI BlackRock High Yield Division		BHFTI Brighthouse Asset Allocation 100 Division
	2024 (a)	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$3,866,609	$20,165,886	$10,269	$9,484	$(555,663)	$3,529,319
Net realized gains (losses)	(28,219,255)	(21,379,763)	(262)	(4,377)	7,354,479	29,322,983
Change in unrealized gains (losses) on investments	82,884,862	114,550,502	4,769	19,272	19,532,301	6,155,560
Net increase (decrease) in net assets resulting from operations	58,532,216	113,336,625	14,776	24,379	26,331,117	39,007,862
Contract Transactions:
Purchase payments received from Contract owners	4,545,722	3,727,136	9,867	10,894	4,756,453	5,129,357
Net transfers (including fixed account)	(930,135,780)	(4,409,824)	1,168	137	(6,738,153)	(581,355)
Contract charges	(17,919,754)	(20,601,617)	(19)	(21)	(466,080)	(498,244)
Transfers for Contract benefits and terminations	(118,475,304)	(111,036,648)	(28,148)	(41,022)	(31,786,696)	(24,387,799)
Net increase (decrease) in net assets resulting from Contract transactions	(1,061,985,116)	(132,320,953)	(17,132)	(30,012)	(34,234,476)	(20,338,041)
Net increase (decrease) in net assets	(1,003,452,900)	(18,984,328)	(2,356)	(5,633)	(7,903,359)	18,669,821
Net Assets:
Beginning of year	1,003,452,900	1,022,437,228	219,520	225,153	227,412,659	208,742,838
End of year	$—	$1,003,452,900	$217,164	$219,520	$219,509,300	$227,412,659

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2024 and 2023

	BHFTI Brighthouse Balanced Plus Division		BHFTI Brighthouse Small Cap Value Division		BHFTI Brighthouse/Eaton Vance Floating Rate Division		BHFTI Brighthouse/Franklin Low Duration Total Return Division
	2024 (a)	2023	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$26,260,816	$42,228,697	$15,943	$(26,143)	$1,072,157	$694,689	$1,381,820	$1,176,809
Net realized gains (losses)	(315,132,058)	(77,125,850)	1,141,922	1,233,824	(89,918)	(186,172)	(718,236)	(1,164,280)
Change in unrealized gains (losses) on investments	389,260,816	196,294,154	(20,338)	774,577	(100,267)	989,398	1,059,525	2,170,217
Net increase (decrease) in net assets resulting from operations	100,389,574	161,397,001	1,137,527	1,982,258	881,972	1,497,915	1,723,109	2,182,746
Contract Transactions:
Purchase payments received from Contract owners	6,405,331	8,266,678	404,307	434,366	9,383	18,980	284,669	319,848
Net transfers (including fixed account)	(1,915,281,649)	(10,573,448)	(149,371)	(179,101)	226,528	164,872	6,776,810	3,886,297
Contract charges	(34,758,862)	(41,074,493)	(29,285)	(35,642)	(46,958)	(52,900)	(490,088)	(509,418)
Transfers for Contract benefits and terminations	(251,354,644)	(252,366,310)	(2,134,904)	(1,422,247)	(2,937,602)	(3,536,305)	(11,974,874)	(7,292,119)
Net increase (decrease) in net assets resulting from Contract transactions	(2,194,989,824)	(295,747,573)	(1,909,253)	(1,202,624)	(2,748,649)	(3,405,353)	(5,403,483)	(3,595,392)
Net increase (decrease) in net assets	(2,094,600,250)	(134,350,572)	(771,726)	779,634	(1,866,677)	(1,907,438)	(3,680,374)	(1,412,646)
Net Assets:
Beginning of year	2,094,600,250	2,228,950,822	16,962,134	16,182,500	15,822,033	17,729,471	52,865,324	54,277,970
End of year	$—	$2,094,600,250	$16,190,408	$16,962,134	$13,955,356	$15,822,033	$49,184,950	$52,865,324

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period May 1, 2023 to December 31, 2023.

(c) For the period January 1, 2024 to December 6, 2024.

(d) For the period January 1, 2024 to March 1, 2024.
The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse/Templeton International Bond Division		BHFTI Brighthouse/Wellington Large Cap Research Division		BHFTI CBRE Global Real Estate Division
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(37,235)	$(39,322)	$(4,412,944)	$(1,979,881)	$2,627,311	$1,545,405
Net realized gains (losses)	(147,865)	(186,858)	68,464,938	38,866,023	(2,316,025)	(3,154,105)
Change in unrealized gains (losses) on investments	(210,129)	298,604	74,725,504	111,075,855	(781,269)	15,186,754
Net increase (decrease) in net assets resulting from operations	(395,229)	72,424	138,777,498	147,961,997	(469,983)	13,578,054
Contract Transactions:
Purchase payments received from Contract owners	20,858	4,132	3,630,233	6,020,024	1,333,604	1,548,870
Net transfers (including fixed account)	407,657	168,473	(4,703,728)	(6,934,522)	(344,849)	2,285,840
Contract charges	(37,932)	(43,869)	(463,261)	(480,984)	(502,666)	(566,340)
Transfers for Contract benefits and terminations	(458,919)	(372,371)	(89,620,032)	(74,742,276)	(18,988,118)	(14,392,551)
Net increase (decrease) in net assets resulting from Contract transactions	(68,336)	(243,635)	(91,156,788)	(76,137,758)	(18,502,029)	(11,124,181)
Net increase (decrease) in net assets	(463,565)	(171,211)	47,620,710	71,824,239	(18,972,012)	2,453,873
Net Assets:
Beginning of year	3,262,095	3,433,306	716,711,558	644,887,319	128,621,436	126,167,563
End of year	$2,798,530	$3,262,095	$764,332,268	$716,711,558	$109,649,424	$128,621,436

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2024 and 2023

	BHFTI Harris Oakmark International Division		BHFTI Invesco Balanced-Risk Allocation Division		BHFTI Invesco Comstock Division		BHFTI Invesco Global Equity Division
	2024	2023	2024 (a)	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,449,749	$2,072,356	$1,141,818	$6,849,828	$69	$124	$(2,378,021)	$(1,963,017)
Net realized gains (losses)	(952,831)	(2,202,041)	(49,815,285)	(12,087,187)	1,297	2,513	27,647,662	15,333,816
Change in unrealized gains (losses) on investments	(17,643,329)	48,514,516	60,554,884	21,611,720	614	(1,078)	5,045,736	43,420,527
Net increase (decrease) in net assets resulting from operations	(16,146,411)	48,384,831	11,881,417	16,374,361	1,980	1,559	30,315,377	56,791,326
Contract Transactions:
Purchase payments received from Contract owners	3,558,298	3,596,713	1,135,299	1,029,932	—	—	1,917,918	2,149,110
Net transfers (including fixed account)	9,072,977	(9,329,218)	(281,414,572)	72,993	(357)	(96)	1,220,583	(8,137,749)
Contract charges	(1,518,063)	(1,752,685)	(5,258,259)	(6,279,083)	(2)	(2)	(849,443)	(879,138)
Transfers for Contract benefits and terminations	(44,063,391)	(34,037,059)	(38,303,902)	(41,558,573)	(1,718)	(25)	(31,477,537)	(20,994,702)
Net increase (decrease) in net assets resulting from Contract transactions	(32,950,179)	(41,522,249)	(323,841,434)	(46,734,731)	(2,077)	(123)	(29,188,479)	(27,862,479)
Net increase (decrease) in net assets	(49,096,590)	6,862,582	(311,960,017)	(30,360,370)	(97)	1,436	1,126,898	28,928,847
Net Assets:
Beginning of year	292,864,684	286,002,102	311,960,017	342,320,387	15,663	14,227	211,964,050	183,035,203
End of year	$243,768,094	$292,864,684	$—	$311,960,017	$15,566	$15,663	$213,090,948	$211,964,050

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period May 1, 2023 to December 31, 2023.

(c) For the period January 1, 2024 to December 6, 2024.

(d) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Small Cap Growth Division		BHFTI JPMorgan Core Bond Division		BHFTI JPMorgan Global Active Allocation Division
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(531,873)	$(516,851)	$960,015	$753,789	$(1,411,591)	$2,596,689
Net realized gains (losses)	(4,409,546)	(4,613,059)	(875,261)	(981,644)	(2,683,811)	(10,589,479)
Change in unrealized gains (losses) on investments	10,898,642	9,381,358	301,417	2,311,381	23,152,789	51,062,058
Net increase (decrease) in net assets resulting from operations	5,957,223	4,251,448	386,171	2,083,526	19,057,387	43,069,268
Contract Transactions:
Purchase payments received from Contract owners	583,834	825,302	111,134	68,177	923,555	1,229,699
Net transfers (including fixed account)	(1,037,278)	841,873	8,643,897	5,486,498	8,479,773	2,571,488
Contract charges	(166,546)	(182,908)	(541,552)	(551,461)	(8,774,171)	(9,373,603)
Transfers for Contract benefits and terminations	(6,526,917)	(5,044,268)	(8,551,485)	(6,162,510)	(73,999,521)	(66,484,242)
Net increase (decrease) in net assets resulting from Contract transactions	(7,146,907)	(3,560,001)	(338,006)	(1,159,296)	(73,370,364)	(72,056,658)
Net increase (decrease) in net assets	(1,189,684)	691,447	48,165	924,230	(54,312,977)	(28,987,390)
Net Assets:
Beginning of year	43,157,321	42,465,874	50,347,571	49,423,341	487,968,893	516,956,283
End of year	$41,967,637	$43,157,321	$50,395,736	$50,347,571	$433,655,916	$487,968,893

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2024 and 2023

	BHFTI JPMorgan Small Cap Value Division		BHFTI Loomis Sayles Global Allocation Division		BHFTI Loomis Sayles Growth Division		BHFTI MetLife Multi-Index Targeted Risk Division
	2024	2023	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$33,052	$(16,678)	$(298,448)	$(918,792)	$(4,948,608)	$(4,490,735)	$(532,252)	$5,582,154
Net realized gains (losses)	(414,381)	635,800	4,623,584	2,170,883	55,083,026	25,521,363	(4,911,662)	(15,181,830)
Change in unrealized gains (losses) on investments	1,407,463	969,721	3,512,780	12,766,904	62,114,190	124,150,012	(87,123,273)	70,086,218
Net increase (decrease) in net assets resulting from operations	1,026,134	1,588,843	7,837,916	14,018,995	112,248,608	145,180,640	(92,567,187)	60,486,542
Contract Transactions:
Purchase payments received from Contract owners	26,094	29,524	607,883	644,495	3,136,525	3,444,415	1,583,008	1,270,021
Net transfers (including fixed account)	(1,112,742)	200,217	(1,224,201)	(2,681,215)	(27,166,159)	(33,979,441)	4,757,557,864	5,464,548
Contract charges	(113,885)	(119,094)	(530,104)	(572,330)	(2,149,692)	(2,314,076)	(19,964,681)	(9,643,940)
Transfers for Contract benefits and terminations	(2,272,456)	(1,562,138)	(11,148,936)	(7,872,493)	(65,939,994)	(43,214,584)	(146,066,300)	(66,888,267)
Net increase (decrease) in net assets resulting from Contract transactions	(3,472,989)	(1,451,491)	(12,295,358)	(10,481,543)	(92,119,320)	(76,063,686)	4,593,109,891	(69,797,638)
Net increase (decrease) in net assets	(2,446,855)	137,352	(4,457,442)	3,537,452	20,129,288	69,116,954	4,500,542,704	(9,311,096)
Net Assets:
Beginning of year	14,459,353	14,322,001	76,304,013	72,766,561	384,789,586	315,672,632	520,854,431	530,165,527
End of year	$12,012,498	$14,459,353	$71,846,571	$76,304,013	$404,918,874	$384,789,586	$5,021,397,135	$520,854,431

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period May 1, 2023 to December 31, 2023.

(c) For the period January 1, 2024 to December 6, 2024.

(d) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	BHFTI MFS® Research International Division		BHFTI Morgan Stanley Discovery Division		BHFTI PanAgora Global Diversified Risk Division
	2024	2023	2024	2023	2024 (a)	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$597,006	$459,382	$(4,204,690)	$(3,687,281)	$(4,121,000)	$40,045,839
Net realized gains (losses)	4,954,851	2,879,469	(62,402,226)	(74,950,784)	(215,803,291)	(34,880,314)
Change in unrealized gains (losses) on investments	(2,775,614)	10,508,681	180,877,380	180,462,492	240,756,773	15,201,981
Net increase (decrease) in net assets resulting from operations	2,776,243	13,847,532	114,270,464	101,824,427	20,832,482	20,367,506
Contract Transactions:
Purchase payments received from Contract owners	1,216,245	1,448,097	3,914,838	5,531,645	3,111,196	2,898,039
Net transfers (including fixed account)	2,261,013	(493,385)	(22,690,776)	(6,663,903)	(537,225,265)	1,548,854
Contract charges	(595,241)	(657,147)	(459,797)	(485,323)	(10,909,107)	(13,167,348)
Transfers for Contract benefits and terminations	(19,280,217)	(13,858,825)	(40,976,649)	(30,030,741)	(63,953,580)	(67,108,115)
Net increase (decrease) in net assets resulting from Contract transactions	(16,398,200)	(13,561,260)	(60,212,384)	(31,648,322)	(608,976,756)	(75,828,570)
Net increase (decrease) in net assets	(13,621,957)	286,272	54,058,080	70,176,105	(588,144,274)	(55,461,064)
Net Assets:
Beginning of year	125,706,164	125,419,892	342,073,216	271,897,111	588,144,274	643,605,338
End of year	$112,084,207	$125,706,164	$396,131,296	$342,073,216	$—	$588,144,274

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2024 and 2023

	BHFTI PIMCO Inflation Protected Bond Division		BHFTI PIMCO Total Return Division		BHFTI Schroders Global Multi-Asset Division		BHFTI SSGA Emerging Markets Enhanced Index II Division
	2024	2023	2024	2023	2024 (a)	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(2,839,552)	$2,144,354	$7,699,169	$8,131,232	$2,715,805	$2,933,119	$64,198	$(63,781)
Net realized gains (losses)	(3,518,783)	(4,584,455)	(10,635,134)	(11,697,626)	34,417,454	(6,698,412)	(420,680)	(517,073)
Change in unrealized gains (losses) on investments	8,551,492	7,786,422	8,713,384	25,315,446	5,435,107	59,150,149	1,148,923	2,122,824
Net increase (decrease) in net assets resulting from operations	2,193,157	5,346,321	5,777,419	21,749,052	42,568,366	55,384,856	792,441	1,541,970
Contract Transactions:
Purchase payments received from Contract owners	1,373,878	1,594,719	2,845,964	3,413,095	1,160,979	1,102,981	61,179	41,639
Net transfers (including fixed account)	13,003,110	10,273,411	34,581,692	32,015,671	(415,840,532)	(1,369,921)	(83,466)	814,566
Contract charges	(2,140,091)	(2,364,428)	(3,798,284)	(4,058,122)	(7,154,744)	(8,077,421)	(281,264)	(302,418)
Transfers for Contract benefits and terminations	(37,660,630)	(29,685,308)	(73,135,973)	(58,600,210)	(57,239,396)	(56,708,339)	(4,539,038)	(3,484,330)
Net increase (decrease) in net assets resulting from Contract transactions	(25,423,733)	(20,181,606)	(39,506,601)	(27,229,566)	(479,073,693)	(65,052,700)	(4,842,589)	(2,930,543)
Net increase (decrease) in net assets	(23,230,576)	(14,835,285)	(33,729,182)	(5,480,514)	(436,505,327)	(9,667,844)	(4,050,148)	(1,388,573)
Net Assets:
Beginning of year	235,419,293	250,254,578	479,885,083	485,365,597	436,505,327	446,173,171	28,403,260	29,791,833
End of year	$212,188,717	$235,419,293	$446,155,901	$479,885,083	$—	$436,505,327	$24,353,112	$28,403,260

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period May 1, 2023 to December 31, 2023.

(c) For the period January 1, 2024 to December 6, 2024.

(d) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	BHFTI SSGA Growth and Income ETF Division		BHFTI SSGA Growth ETF Division		BHFTI T. Rowe Price Large Cap Value Division
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$5,014,686	$4,922,082	$866,079	$676,995	$1,787	$3,279
Net realized gains (losses)	(1,779,619)	(8,995,915)	(58,035)	3,498,314	14,566	60,622
Change in unrealized gains (losses) on investments	36,975,852	57,477,346	10,614,539	9,577,525	20,619	(28,383)
Net increase (decrease) in net assets resulting from operations	40,210,919	53,403,513	11,422,583	13,752,834	36,972	35,518
Contract Transactions:
Purchase payments received from Contract owners	1,626,790	1,327,893	1,068,316	1,136,761	2,725	3,420
Net transfers (including fixed account)	(9,719,708)	(1,872,799)	(5,273,719)	(567,897)	(63,265)	9,013
Contract charges	(5,523,156)	(5,835,955)	(898,930)	(926,433)	(13)	(21)
Transfers for Contract benefits and terminations	(73,188,566)	(48,005,570)	(14,655,089)	(10,303,523)	(198,324)	(67,221)
Net increase (decrease) in net assets resulting from Contract transactions	(86,804,640)	(54,386,431)	(19,759,422)	(10,661,092)	(258,877)	(54,809)
Net increase (decrease) in net assets	(46,593,721)	(982,918)	(8,336,839)	3,091,742	(221,905)	(19,291)
Net Assets:
Beginning of year	452,336,743	453,319,661	104,238,016	101,146,274	450,574	469,865
End of year	$405,743,022	$452,336,743	$95,901,177	$104,238,016	$228,669	$450,574

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2024 and 2023

	BHFTI T. Rowe Price Mid Cap Growth Division		BHFTI TCW Core Fixed Income Division		BHFTI Victory Sycamore Mid Cap Value Division		BHFTI Western Asset Management Government Income Division
	2024	2023	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(4,168,345)	$(4,265,364)	$8,785	$232	$139,431	$906,398	$3,681,651	$3,258,395
Net realized gains (losses)	30,160,126	10,206,414	(110)	(244)	25,514,759	38,649,614	(6,983,743)	(8,016,165)
Change in unrealized gains (losses) on investments	1,459,325	53,478,012	(3,659)	637	913,061	(13,217,758)	1,345,055	11,327,274
Net increase (decrease) in net assets resulting from operations	27,451,106	59,419,062	5,016	625	26,567,251	26,338,254	(1,957,037)	6,569,504
Contract Transactions:
Purchase payments received from Contract owners	3,696,582	4,117,118	—	—	2,084,868	2,568,344	2,374,251	1,752,475
Net transfers (including fixed account)	(5,404,646)	3,249,611	280,515	—	(7,649,160)	(2,548,178)	9,153,246	7,413,347
Contract charges	(1,522,602)	(1,652,011)	—	(2)	(989,281)	(1,080,565)	(4,778,146)	(5,168,854)
Transfers for Contract benefits and terminations	(58,495,622)	(44,548,682)	(1,209)	(1,332)	(46,368,656)	(36,619,863)	(38,502,681)	(36,880,178)
Net increase (decrease) in net assets resulting from Contract transactions	(61,726,288)	(38,833,964)	279,306	(1,334)	(52,922,229)	(37,680,262)	(31,753,330)	(32,883,210)
Net increase (decrease) in net assets	(34,275,182)	20,585,098	284,322	(709)	(26,354,978)	(11,342,008)	(33,710,367)	(26,313,706)
Net Assets:
Beginning of year	361,476,588	340,891,490	14,806	15,515	319,864,438	331,206,446	217,903,615	244,217,321
End of year	$327,201,406	$361,476,588	$299,128	$14,806	$293,509,460	$319,864,438	$184,193,248	$217,903,615

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period May 1, 2023 to December 31, 2023.

(c) For the period January 1, 2024 to December 6, 2024.

(d) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	BHFTII Baillie Gifford International Stock Division		BHFTII BlackRock Bond Income Division		BHFTII BlackRock Capital Appreciation Division
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(445,181)	$(21,647)	$6,617,718	$4,418,228	$(2,371,475)	$(1,923,116)
Net realized gains (losses)	4,575,508	(1,941,904)	(5,439,744)	(5,787,770)	17,641,070	(1,555,612)
Change in unrealized gains (losses) on investments	(1,093,379)	16,026,793	(963,763)	12,012,826	33,463,477	62,584,923
Net increase (decrease) in net assets resulting from operations	3,036,948	14,063,242	214,211	10,643,284	48,733,072	59,106,195
Contract Transactions:
Purchase payments received from Contract owners	728,769	874,747	1,616,046	2,022,345	1,883,996	1,868,871
Net transfers (including fixed account)	120,021	(1,409,187)	16,826,644	13,468,905	6,001,978	(6,753,531)
Contract charges	(266,816)	(288,222)	(1,515,542)	(1,618,540)	(861,010)	(854,589)
Transfers for Contract benefits and terminations	(11,568,025)	(8,133,233)	(36,394,931)	(30,825,413)	(29,167,608)	(18,474,448)
Net increase (decrease) in net assets resulting from Contract transactions	(10,986,051)	(8,955,895)	(19,467,783)	(16,952,703)	(22,142,644)	(24,213,697)
Net increase (decrease) in net assets	(7,949,103)	5,107,347	(19,253,572)	(6,309,419)	26,590,428	34,892,498
Net Assets:
Beginning of year	90,110,394	85,003,047	253,716,879	260,026,298	168,460,568	133,568,070
End of year	$82,161,291	$90,110,394	$234,463,307	$253,716,879	$195,050,996	$168,460,568

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2024 and 2023

	BHFTII BlackRock Ultra-Short Term Bond Division		BHFTII Brighthouse Asset Allocation 20 Division		BHFTII Brighthouse Asset Allocation 40 Division		BHFTII Brighthouse Asset Allocation 60 Division
	2024	2023	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,292,228	$59,853	$2,572,237	$4,324,222	$6,148,700	$13,037,983	$13,249,710	$42,002,883
Net realized gains (losses)	257,833	233,317	(4,581,369)	(2,168,577)	(8,263,766)	16,277,032	12,427,092	140,679,736
Change in unrealized gains (losses) on investments	(501,771)	843,891	6,389,462	9,589,112	27,134,069	21,615,910	114,332,420	70,790,029
Net increase (decrease) in net assets resulting from operations	1,048,290	1,137,061	4,380,330	11,744,757	25,019,003	50,930,925	140,009,222	253,472,648
Contract Transactions:
Purchase payments received from Contract owners	97,706	57,473	1,140,057	1,675,113	2,777,406	4,051,755	15,759,296	17,417,955
Net transfers (including fixed account)	6,301,837	4,205,308	(1,615,894)	(1,766,995)	(4,199,701)	(1,150,133)	(22,197,691)	(15,311,537)
Contract charges	(365,162)	(405,698)	(1,821,760)	(1,977,204)	(5,529,435)	(5,787,397)	(20,791,948)	(22,123,529)
Transfers for Contract benefits and terminations	(9,448,986)	(8,036,094)	(33,001,297)	(30,661,372)	(81,853,466)	(78,589,827)	(310,840,999)	(263,742,640)
Net increase (decrease) in net assets resulting from Contract transactions	(3,414,605)	(4,179,011)	(35,298,894)	(32,730,458)	(88,805,196)	(81,475,602)	(338,071,342)	(283,759,751)
Net increase (decrease) in net assets	(2,366,315)	(3,041,950)	(30,918,564)	(20,985,701)	(63,786,193)	(30,544,677)	(198,062,120)	(30,287,103)
Net Assets:
Beginning of year	30,782,687	33,824,637	182,236,915	203,222,616	572,822,157	603,366,834	2,196,814,212	2,227,101,315
End of year	$28,416,372	$30,782,687	$151,318,351	$182,236,915	$509,035,964	$572,822,157	$1,998,752,092	$2,196,814,212

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period May 1, 2023 to December 31, 2023.

(c) For the period January 1, 2024 to December 6, 2024.

(d) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse Asset Allocation 80 Division		BHFTII Brighthouse/Artisan Mid Cap Value Division		BHFTII Brighthouse/Dimensional International Small Company Division
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,097,722	$24,214,721	$(208,951)	$(786,643)	$57,171	$49,672
Net realized gains (losses)	22,471,332	138,047,191	12,636,417	19,044,055	(107,577)	(130,330)
Change in unrealized gains (losses) on investments	99,736,388	33,925,550	(6,990,433)	5,381,918	145,360	620,537
Net increase (decrease) in net assets resulting from operations	124,305,442	196,187,462	5,437,033	23,639,330	94,954	539,879
Contract Transactions:
Purchase payments received from Contract owners	18,681,444	18,286,132	1,151,861	1,415,840	11,521	18,753
Net transfers (including fixed account)	(16,179,510)	(10,741,648)	(3,367,393)	(1,338,974)	66,456	(81,705)
Contract charges	(9,337,335)	(9,820,709)	(372,146)	(419,634)	(30,555)	(34,577)
Transfers for Contract benefits and terminations	(168,530,780)	(129,433,577)	(21,236,356)	(17,515,321)	(898,612)	(791,174)
Net increase (decrease) in net assets resulting from Contract transactions	(175,366,181)	(131,709,802)	(23,824,034)	(17,858,089)	(851,190)	(888,703)
Net increase (decrease) in net assets	(51,060,739)	64,477,660	(18,387,001)	5,781,241	(756,236)	(348,824)
Net Assets:
Beginning of year	1,363,001,239	1,298,523,579	154,888,390	149,107,149	4,552,947	4,901,771
End of year	$1,311,940,500	$1,363,001,239	$136,501,389	$154,888,390	$3,796,711	$4,552,947

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2024 and 2023

	BHFTII Brighthouse/Wellington Balanced Division		BHFTII Brighthouse/Wellington Core Equity Opportunities Division		BHFTII Frontier Mid Cap Growth Division		BHFTII Jennison Growth Division
	2024	2023	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,776,940	$4,207,908	$99,533	$110,227	$(4,212,170)	$(4,823,473)	$(2,935,674)	$(2,331,048)
Net realized gains (losses)	21,067,755	531,694	14,494,303	41,512,136	(777,403)	(8,889,340)	31,299,283	(8,768,536)
Change in unrealized gains (losses) on investments	32,831,051	67,453,415	14,103,820	(17,696,552)	67,876,371	74,453,586	29,455,194	87,847,931
Net increase (decrease) in net assets resulting from operations	56,675,746	72,193,017	28,697,656	23,925,811	62,886,798	60,740,773	57,818,803	76,748,347
Contract Transactions:
Purchase payments received from Contract owners	3,893,843	3,748,408	2,805,834	3,301,774	2,152,426	2,630,594	3,240,224	2,663,917
Net transfers (including fixed account)	(286,230)	(1,118,322)	(6,601,801)	3,179,544	(6,920,186)	(1,830,935)	8,283,919	(7,461,988)
Contract charges	(243,651)	(263,336)	(1,711,792)	(1,901,159)	(349,530)	(376,585)	(1,052,917)	(1,043,769)
Transfers for Contract benefits and terminations	(66,150,558)	(57,420,919)	(60,714,513)	(46,870,636)	(52,388,333)	(37,990,430)	(33,471,083)	(22,538,087)
Net increase (decrease) in net assets resulting from Contract transactions	(62,786,596)	(55,054,169)	(66,222,272)	(42,290,477)	(57,505,623)	(37,567,356)	(22,999,857)	(28,379,927)
Net increase (decrease) in net assets	(6,110,850)	17,138,848	(37,524,616)	(18,364,666)	5,381,175	23,173,417	34,818,946	48,368,420
Net Assets:
Beginning of year	479,030,995	461,892,147	411,040,218	429,404,884	407,902,206	384,728,789	209,302,202	160,933,782
End of year	$472,920,145	$479,030,995	$373,515,602	$411,040,218	$413,283,381	$407,902,206	$244,121,148	$209,302,202

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period May 1, 2023 to December 31, 2023.

(c) For the period January 1, 2024 to December 6, 2024.

(d) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	BHFTII Loomis Sayles Small Cap Core Division		BHFTII Loomis Sayles Small Cap Growth Division		BHFTII MetLife Aggregate Bond Index Division
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,494,932)	$(1,452,661)	$(553,575)	$(547,047)	$11,066,529	$10,021,822
Net realized gains (losses)	9,085,892	4,410,754	(449,902)	(1,622,000)	(11,831,357)	(12,540,175)
Change in unrealized gains (losses) on investments	4,728,790	15,348,115	6,535,909	6,515,175	(2,475,599)	26,837,562
Net increase (decrease) in net assets resulting from operations	12,319,750	18,306,208	5,532,432	4,346,128	(3,240,427)	24,319,209
Contract Transactions:
Purchase payments received from Contract owners	825,366	1,034,572	594,163	640,284	6,298,616	7,237,816
Net transfers (including fixed account)	(2,668,935)	378,399	(668,462)	184,760	60,910,497	47,503,861
Contract charges	(474,689)	(493,204)	(101,322)	(114,471)	(4,201,037)	(4,553,012)
Transfers for Contract benefits and terminations	(19,011,655)	(15,130,644)	(6,245,531)	(4,747,180)	(100,213,243)	(85,261,400)
Net increase (decrease) in net assets resulting from Contract transactions	(21,329,913)	(14,210,877)	(6,421,152)	(4,036,607)	(37,205,167)	(35,072,735)
Net increase (decrease) in net assets	(9,010,163)	4,095,331	(888,720)	309,521	(40,445,594)	(10,753,526)
Net Assets:
Beginning of year	126,813,424	122,718,093	44,754,633	44,445,112	677,079,190	687,832,716
End of year	$117,803,261	$126,813,424	$43,865,913	$44,754,633	$636,633,596	$677,079,190

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2024 and 2023

	BHFTII MetLife Mid Cap Stock Index Division		BHFTII MetLife MSCI EAFE® Index Division		BHFTII MetLife Russell 2000® Index Division		BHFTII MetLife Stock Index Division
	2024	2023	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(262,585)	$(255,405)	$6,580,212	$4,121,513	$268,010	$(53,369)	$(2,208,953)	$2,954,514
Net realized gains (losses)	30,978,912	28,182,838	13,476,112	6,640,159	12,618,362	3,317,441	357,173,688	282,332,947
Change in unrealized gains (losses) on investments	18,179,756	28,565,283	(12,139,579)	44,682,840	12,293,734	34,683,037	254,102,128	303,124,264
Net increase (decrease) in net assets resulting from operations	48,896,083	56,492,716	7,916,745	55,444,512	25,180,106	37,947,109	609,066,863	588,411,725
Contract Transactions:
Purchase payments received from Contract owners	5,303,253	5,789,935	4,959,853	5,550,931	3,805,912	4,154,032	23,968,647	27,504,670
Net transfers (including fixed account)	(5,194,767)	2,734,549	16,356,121	(7,583,986)	(4,362,763)	5,548,274	(80,893,974)	(44,378,608)
Contract charges	(1,428,002)	(1,481,022)	(1,432,352)	(1,553,233)	(726,134)	(774,494)	(5,636,164)	(5,861,595)
Transfers for Contract benefits and terminations	(63,597,065)	(47,072,377)	(50,177,648)	(41,145,815)	(37,946,013)	(30,063,640)	(406,053,785)	(321,204,053)
Net increase (decrease) in net assets resulting from Contract transactions	(64,916,581)	(40,028,915)	(30,294,026)	(44,732,103)	(39,228,998)	(21,135,828)	(468,615,276)	(343,939,586)
Net increase (decrease) in net assets	(16,020,498)	16,463,801	(22,377,281)	10,712,409	(14,048,892)	16,811,281	140,451,587	244,472,139
Net Assets:
Beginning of year	426,347,826	409,884,025	372,407,269	361,694,860	276,319,115	259,507,834	2,819,061,401	2,574,589,262
End of year	$410,327,328	$426,347,826	$350,029,988	$372,407,269	$262,270,223	$276,319,115	$2,959,512,988	$2,819,061,401

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period May 1, 2023 to December 31, 2023.

(c) For the period January 1, 2024 to December 6, 2024.

(d) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	BHFTII MFS® Total Return Division		BHFTII MFS® Value Division		BHFTII Neuberger Berman Genesis Division
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,137,809	$829,431	$2,110,355	$2,348,141	$(2,788,843)	$(2,773,767)
Net realized gains (losses)	4,545,446	4,349,437	44,899,279	56,881,321	24,482,887	21,437,801
Change in unrealized gains (losses) on investments	78,954	2,866,604	4,445,232	(27,226,658)	(4,151,874)	12,194,049
Net increase (decrease) in net assets resulting from operations	5,762,209	8,045,472	51,454,866	32,002,804	17,542,170	30,858,083
Contract Transactions:
Purchase payments received from Contract owners	883,109	950,992	4,165,791	4,757,498	1,383,985	2,276,299
Net transfers (including fixed account)	(463,749)	1,085,817	(9,085,545)	5,397,032	(2,851,353)	(687,339)
Contract charges	(291,184)	(310,633)	(2,171,423)	(2,317,994)	(426,396)	(484,874)
Transfers for Contract benefits and terminations	(15,421,051)	(10,900,421)	(85,041,930)	(62,108,388)	(31,439,837)	(24,726,654)
Net increase (decrease) in net assets resulting from Contract transactions	(15,292,875)	(9,174,245)	(92,133,107)	(54,271,852)	(33,333,601)	(23,622,568)
Net increase (decrease) in net assets	(9,530,666)	(1,128,773)	(40,678,241)	(22,269,048)	(15,791,431)	7,235,515
Net Assets:
Beginning of year	95,299,894	96,428,667	514,394,760	536,663,808	239,269,608	232,034,093
End of year	$85,769,228	$95,299,894	$473,716,519	$514,394,760	$223,478,177	$239,269,608

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2024 and 2023

	BHFTII T. Rowe Price Large Cap Growth Division		BHFTII T. Rowe Price Small Cap Growth Division		BHFTII VanEck Global Natural Resources Division		BHFTII Western Asset Management Strategic Bond Opportunities Division
	2024	2023	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(7,083,569)	$(6,049,168)	$(4,312,554)	$(4,039,035)	$205,699	$296,137	$15,443,317	$13,948,316
Net realized gains (losses)	48,541,920	(11,693,383)	24,253,103	4,733,533	1,086,916	259,614	(6,991,925)	(6,991,029)
Change in unrealized gains (losses) on investments	100,788,500	197,327,529	21,077,165	61,886,887	(1,711,157)	(1,439,099)	(106,252)	13,174,674
Net increase (decrease) in net assets resulting from operations	142,246,851	179,584,978	41,017,714	62,581,385	(418,542)	(883,348)	8,345,140	20,131,961
Contract Transactions:
Purchase payments received from Contract owners	6,217,477	6,382,212	3,852,786	4,391,034	39,973	21,149	2,064,280	2,383,981
Net transfers (including fixed account)	(10,544,710)	(16,436,918)	(4,462,361)	2,577,779	748,792	2,563,123	8,310,387	6,568,719
Contract charges	(1,773,615)	(1,824,399)	(868,715)	(922,030)	(229,605)	(244,518)	(1,140,047)	(1,253,269)
Transfers for Contract benefits and terminations	(88,920,514)	(58,006,660)	(57,519,814)	(38,312,056)	(2,753,354)	(1,932,677)	(40,305,024)	(34,181,860)
Net increase (decrease) in net assets resulting from Contract transactions	(95,021,362)	(69,885,765)	(58,998,104)	(32,265,273)	(2,194,194)	407,077	(31,070,404)	(26,482,429)
Net increase (decrease) in net assets	47,225,489	109,699,213	(17,980,390)	30,316,112	(2,612,736)	(476,271)	(22,725,264)	(6,350,468)
Net Assets:
Beginning of year	533,304,465	423,605,252	358,856,338	328,540,226	18,077,756	18,554,027	266,841,085	273,191,553
End of year	$580,529,954	$533,304,465	$340,875,948	$358,856,338	$15,465,020	$18,077,756	$244,115,821	$266,841,085

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period May 1, 2023 to December 31, 2023.

(c) For the period January 1, 2024 to December 6, 2024.

(d) For the period January 1, 2024 to March 1, 2024.
The accompanying notes are an integral part of these financial statements.

	BHFTII Western Asset Management U.S. Government Division		BlackRock Global Allocation V.I. Division		Calvert VP SRI Balanced Division
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,371,064	$828,385	$19	$198	$279,085	$201,395
Net realized gains (losses)	(1,968,033)	(2,148,729)	1,269	(208)	2,183,333	625,589
Change in unrealized gains (losses) on investments	1,309,829	4,227,960	(51)	1,744	5,963,490	5,840,043
Net increase (decrease) in net assets resulting from operations	712,860	2,907,616	1,237	1,734	8,425,908	6,667,027
Contract Transactions:
Purchase payments received from Contract owners	708,684	1,005,266	—	—	984,518	755,060
Net transfers (including fixed account)	8,948,974	5,976,787	(323)	(212)	473,136	(220,362)
Contract charges	(557,360)	(601,872)	(3)	(3)	(25,110)	(28,365)
Transfers for Contract benefits and terminations	(17,607,594)	(12,436,373)	(739)	(680)	(5,493,160)	(4,415,745)
Net increase (decrease) in net assets resulting from Contract transactions	(8,507,296)	(6,056,192)	(1,065)	(895)	(4,060,616)	(3,909,412)
Net increase (decrease) in net assets	(7,794,436)	(3,148,576)	172	839	4,365,292	2,757,615
Net Assets:
Beginning of year	91,560,733	94,709,309	17,055	16,216	47,614,556	44,856,941
End of year	$83,766,297	$91,560,733	$17,227	$17,055	$51,979,848	$47,614,556

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2024 and 2023

	Calvert VP SRI Mid Cap Division		Fidelity® VIP Contrafund® Division		Fidelity® VIP Equity-Income Division		Fidelity® VIP Freedom 2020 Division
	2024	2023	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(48,650)	$(44,490)	$(3,463)	$(4,442)	$443,494	$547,573	$56,676	$67,515
Net realized gains (losses)	11,572	(146,577)	223,571	62,368	5,403,331	2,312,864	8,958	(126,378)
Change in unrealized gains (losses) on investments	540,238	787,474	(89,522)	118,994	2,774,720	2,818,334	124,959	438,306
Net increase (decrease) in net assets resulting from operations	503,160	596,407	130,586	176,920	8,621,545	5,678,771	190,593	379,443
Contract Transactions:
Purchase payments received from Contract owners	149,306	158,778	9,915	10,013	563,546	467,831	157,067	215,691
Net transfers (including fixed account)	23,054	(289,899)	11,337	(5,136)	(60,546)	(9,366)	1,237,938	(3,104)
Contract charges	(305)	(347)	(10)	(9)	(6,464)	(6,627)	(165)	(70)
Transfers for Contract benefits and terminations	(732,553)	(573,810)	(550,737)	(235,140)	(9,649,091)	(6,335,765)	(1,678,935)	(1,187,275)
Net increase (decrease) in net assets resulting from Contract transactions	(560,498)	(705,278)	(529,495)	(230,272)	(9,152,555)	(5,883,927)	(284,095)	(974,758)
Net increase (decrease) in net assets	(57,338)	(108,871)	(398,909)	(53,352)	(531,010)	(205,156)	(93,502)	(595,315)
Net Assets:
Beginning of year	5,826,123	5,934,994	621,134	674,486	63,328,315	63,533,471	3,355,305	3,950,620
End of year	$5,768,785	$5,826,123	$222,225	$621,134	$62,797,305	$63,328,315	$3,261,803	$3,355,305

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period May 1, 2023 to December 31, 2023.

(c) For the period January 1, 2024 to December 6, 2024.

(d) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Freedom 2025 Division		Fidelity® VIP Freedom 2030 Division		Fidelity® VIP Freedom 2035 Division
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$62,555	$85,704	$98,168	$105,082	$69,918	$57,512
Net realized gains (losses)	170,267	(223,494)	198,495	(37,438)	218,535	(3,997)
Change in unrealized gains (losses) on investments	205,429	803,894	470,283	916,057	516,875	937,074
Net increase (decrease) in net assets resulting from operations	438,251	666,104	766,946	983,701	805,328	990,589
Contract Transactions:
Purchase payments received from Contract owners	629,613	535,588	1,642,171	1,171,307	1,786,527	1,713,478
Net transfers (including fixed account)	1,031,082	29,982	931,437	1,502,766	1,005,276	509,805
Contract charges	(3,895)	(10,657)	(5,271)	(3,787)	(6,171)	(4,279)
Transfers for Contract benefits and terminations	(2,003,307)	(2,046,086)	(1,530,083)	(1,480,600)	(765,847)	(335,221)
Net increase (decrease) in net assets resulting from Contract transactions	(346,507)	(1,491,173)	1,038,254	1,189,686	2,019,785	1,883,783
Net increase (decrease) in net assets	91,744	(825,069)	1,805,200	2,173,387	2,825,113	2,874,372
Net Assets:
Beginning of year	5,544,778	6,369,847	8,790,818	6,617,431	8,242,631	5,368,259
End of year	$5,636,522	$5,544,778	$10,596,018	$8,790,818	$11,067,744	$8,242,631

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2024 and 2023

	Fidelity® VIP Freedom 2040 Division		Fidelity® VIP Freedom 2045 Division		Fidelity® VIP Freedom 2050 Division		Fidelity® VIP Freedom 2055 Division
	2024	2023	2024	2023	2024	2023	2024	2023 (b)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$20,971	$23,775	$10,274	$17,144	$14,160	$30,517	$2,909	$2,854
Net realized gains (losses)	228,849	34,040	154,914	57,365	402,651	125,598	14,963	1,289
Change in unrealized gains (losses) on investments	497,817	706,770	538,976	673,290	1,115,693	1,469,797	56,654	24,762
Net increase (decrease) in net assets resulting from operations	747,637	764,585	704,164	747,799	1,532,504	1,625,912	74,526	28,905
Contract Transactions:
Purchase payments received from Contract owners	2,235,049	1,453,350	1,352,674	1,174,707	3,227,852	3,498,222	560,725	76,247
Net transfers (including fixed account)	483,259	835,708	771,258	515,469	414,854	73,014	146,706	207,560
Contract charges	(12,119)	(7,718)	(6,990)	(4,467)	(13,733)	(10,292)	(951)	(51)
Transfers for Contract benefits and terminations	(629,884)	(467,415)	(236,929)	(340,196)	(1,022,012)	(1,196,638)	(18,802)	(82)
Net increase (decrease) in net assets resulting from Contract transactions	2,076,305	1,813,925	1,880,013	1,345,513	2,606,961	2,364,306	687,678	283,674
Net increase (decrease) in net assets	2,823,942	2,578,510	2,584,177	2,093,312	4,139,465	3,990,218	762,204	312,579
Net Assets:
Beginning of year	6,078,248	3,499,738	5,642,196	3,548,884	11,774,186	7,783,968	312,579	—
End of year	$8,902,190	$6,078,248	$8,226,373	$5,642,196	$15,913,651	$11,774,186	$1,074,783	$312,579

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period May 1, 2023 to December 31, 2023.

(c) For the period January 1, 2024 to December 6, 2024.

(d) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Freedom 2060 Division		Fidelity® VIP FundsManager 50% Division		Fidelity® VIP FundsManager 60% Division
	2024	2023 (b)	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,528	$3,777	$262,199	$808,750	$(144,139)	$493,311
Net realized gains (losses)	18,190	369	802,535	(3,291,849)	866,104	(3,363,759)
Change in unrealized gains (losses) on investments	41,460	12,851	9,367,399	20,507,143	11,192,201	22,088,816
Net increase (decrease) in net assets resulting from operations	62,178	16,997	10,432,133	18,024,044	11,914,166	19,218,368
Contract Transactions:
Purchase payments received from Contract owners	576,558	359,975	1,103,219	133,865	124,241	549,828
Net transfers (including fixed account)	115,066	24,692	—	—	—	—
Contract charges	(1,039)	(77)	—	—	—	—
Transfers for Contract benefits and terminations	(12,559)	—	(39,856,764)	(33,080,178)	(34,163,176)	(27,100,122)
Net increase (decrease) in net assets resulting from Contract transactions	678,026	384,590	(38,753,545)	(32,946,313)	(34,038,935)	(26,550,294)
Net increase (decrease) in net assets	740,204	401,587	(28,321,412)	(14,922,269)	(22,124,769)	(7,331,926)
Net Assets:
Beginning of year	401,587	—	170,242,605	185,164,874	168,062,667	175,394,593
End of year	$1,141,791	$401,587	$141,921,193	$170,242,605	$145,937,898	$168,062,667

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2024 and 2023

	Fidelity® VIP Government Money Market Division		Fidelity® VIP Growth Division		Fidelity® VIP Investment Grade Bond Division		Fidelity® VIP Mid Cap Division
	2024	2023	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$156,492	$145,824	$(1,258,824)	$(889,440)	$127,286	$99,996	$(1,007)	$(1,982)
Net realized gains (losses)	—	—	36,486,240	8,035,654	(206,512)	(296,334)	44,943	1,673
Change in unrealized gains (losses) on investments	—	—	(2,220,658)	25,370,527	113,003	526,085	(14,191)	34,505
Net increase (decrease) in net assets resulting from operations	156,492	145,824	33,006,758	32,516,741	33,777	329,747	29,745	34,196
Contract Transactions:
Purchase payments received from Contract owners	145,998	146,811	714,464	638,388	157,271	178,259	585	585
Net transfers (including fixed account)	521,237	113,768	741,211	893,704	155,599	(427,691)	101	(438)
Contract charges	—	—	(3,193)	(1,287)	(501)	(2,017)	—	—
Transfers for Contract benefits and terminations	(565,521)	(666,973)	(19,009,501)	(11,462,656)	(1,293,665)	(1,223,460)	(246,547)	(184,516)
Net increase (decrease) in net assets resulting from Contract transactions	101,714	(406,394)	(17,557,019)	(9,931,851)	(981,296)	(1,474,909)	(245,861)	(184,369)
Net increase (decrease) in net assets	258,206	(260,570)	15,449,739	22,584,890	(947,519)	(1,145,162)	(216,116)	(150,173)
Net Assets:
Beginning of year	3,843,390	4,103,960	119,643,479	97,058,589	5,945,807	7,090,969	281,600	431,773
End of year	$4,101,596	$3,843,390	$135,093,218	$119,643,479	$4,998,288	$5,945,807	$65,484	$281,600

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period May 1, 2023 to December 31, 2023.

(c) For the period January 1, 2024 to December 6, 2024.

(d) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	FTVIPT Templeton Developing Markets VIP Division		FTVIPT Templeton Foreign VIP Division		Janus Henderson Enterprise Division
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(116)	$409	$40	$37	$(161)	$(453)
Net realized gains (losses)	3,811	29	2	—	4,275	4,688
Change in unrealized gains (losses) on investments	(1,735)	3,338	(110)	231	627	5,028
Net increase (decrease) in net assets resulting from operations	1,960	3,776	(68)	268	4,741	9,263
Contract Transactions:
Purchase payments received from Contract owners	—	—	780	780	—	—
Net transfers (including fixed account)	—	—	—	—	(1,474)	(207)
Contract charges	—	—	—	—	—	—
Transfers for Contract benefits and terminations	(38,218)	(3)	(2)	(3)	(33,094)	(14,848)
Net increase (decrease) in net assets resulting from Contract transactions	(38,218)	(3)	778	777	(34,568)	(15,055)
Net increase (decrease) in net assets	(36,258)	3,773	710	1,045	(29,827)	(5,792)
Net Assets:
Beginning of year	36,258	32,485	2,078	1,033	53,849	59,641
End of year	$—	$36,258	$2,788	$2,078	$24,022	$53,849

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2024 and 2023

	LMPVET ClearBridge Variable Appreciation Division		LMPVET ClearBridge Variable Dividend Strategy Division		LMPVET ClearBridge Variable Large Cap Growth Division		LMPVET ClearBridge Variable Small Cap Growth Division
	2024	2023	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(154)	$45	$155	$1,039	$(3,154)	$(3,704)	$(282)	$(313)
Net realized gains (losses)	17,845	1,876	11,992	12,973	121,344	8,002	324	(39)
Change in unrealized gains (losses) on investments	(9,799)	7,321	(1,291)	(3,538)	(36,296)	131,842	314	2,676
Net increase (decrease) in net assets resulting from operations	7,892	9,242	10,856	10,474	81,894	136,140	356	2,324
Contract Transactions:
Purchase payments received from Contract owners	—	—	—	—	8,789	14,520	1,376	3,550
Net transfers (including fixed account)	(642)	(995)	(413)	843	5,498	(12,019)	208	(227)
Contract charges	—	—	—	—	(11)	(10)	(3)	(4)
Transfers for Contract benefits and terminations	(42,138)	(4)	(33,886)	(3,493)	(286,185)	(7,247)	(14,510)	(6)
Net increase (decrease) in net assets resulting from Contract transactions	(42,780)	(999)	(34,299)	(2,650)	(271,909)	(4,756)	(12,929)	3,313
Net increase (decrease) in net assets	(34,888)	8,243	(23,443)	7,824	(190,015)	131,384	(12,573)	5,637
Net Assets:
Beginning of year	58,650	50,407	89,238	81,414	452,143	320,759	35,053	29,416
End of year	$23,762	$58,650	$65,795	$89,238	$262,128	$452,143	$22,480	$35,053

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period May 1, 2023 to December 31, 2023.

(c) For the period January 1, 2024 to December 6, 2024.

(d) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	LMPVIT Western Asset Core Plus Division		Macquarie VIP Small Cap Value Division		Morgan Stanley VIF Global Infrastructure Division
	2024	2023	2024	2023	2024 (c)	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1)	$13	$8	$3	$526	$539
Net realized gains (losses)	(68)	(1)	66	33	(5,138)	4,943
Change in unrealized gains (losses) on investments	61	10	(10)	33	9,760	(3,972)
Net increase (decrease) in net assets resulting from operations	(8)	22	64	69	5,148	1,510
Contract Transactions:
Purchase payments received from Contract owners	—	—	—	—	146	140
Net transfers (including fixed account)	—	—	—	—	(35,281)	2,187
Contract charges	—	—	—	—	(4)	(11)
Transfers for Contract benefits and terminations	(351)	(2)	(436)	(2)	(16,912)	(12,426)
Net increase (decrease) in net assets resulting from Contract transactions	(351)	(2)	(436)	(2)	(52,051)	(10,110)
Net increase (decrease) in net assets	(359)	20	(372)	67	(46,903)	(8,600)
Net Assets:
Beginning of year	359	339	853	786	46,903	55,503
End of year	$—	$359	$481	$853	$—	$46,903

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the years ended December 31, 2024 and 2023

	PIMCO VIT CommodityRealReturn® Strategy Division		PIMCO VIT Dynamic Bond Division
	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(159)	$11,221	$311	$239
Net realized gains (losses)	(31,093)	(1,553)	(550)	(521)
Change in unrealized gains (losses) on investments	32,302	(17,367)	624	852
Net increase (decrease) in net assets resulting from operations	1,050	(7,699)	385	570
Contract Transactions:
Purchase payments received from Contract owners	83	80	—	—
Net transfers (including fixed account)	(59,879)	1,022	234	455
Contract charges	(4)	(5)	(4)	(5)
Transfers for Contract benefits and terminations	(10,306)	(3,963)	(4,137)	(2,702)
Net increase (decrease) in net assets resulting from Contract transactions	(70,106)	(2,866)	(3,907)	(2,252)
Net increase (decrease) in net assets	(69,056)	(10,565)	(3,522)	(1,682)
Net Assets:
Beginning of year	74,498	85,063	10,257	11,939
End of year	$5,442	$74,498	$6,735	$10,257

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period May 1, 2023 to December 31, 2023.

(c) For the period January 1, 2024 to December 6, 2024.

(d) For the period January 1, 2024 to March 1, 2024.

The accompanying notes are an integral part of these financial statements.

	PIMCO VIT Emerging Markets Bond Division		TAP 1919 Variable Socially Responsive Balanced Division
	2024	2023	2024 (d)	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$609	$555	$21	$19
Net realized gains (losses)	(569)	(1,018)	1,280	372
Change in unrealized gains (losses) on investments	681	1,779	(868)	1,175
Net increase (decrease) in net assets resulting from operations	721	1,316	433	1,566
Contract Transactions:
Purchase payments received from Contract owners	—	—	—	—
Net transfers (including fixed account)	390	(1)	(10,162)	—
Contract charges	(5)	(6)	—	—
Transfers for Contract benefits and terminations	(3,341)	(4,094)	(1)	(3)
Net increase (decrease) in net assets resulting from Contract transactions	(2,956)	(4,101)	(10,163)	(3)
Net increase (decrease) in net assets	(2,235)	(2,785)	(9,730)	1,563
Net Assets:
Beginning of year	13,644	16,429	9,730	8,167
End of year	$11,409	$13,644	$—	$9,730

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on September 27, 1983 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange Commission, as well as the New York State Department of Financial Services.

The Separate Account is divided into Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding fund, series or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series® ("American Funds")

BlackRock Variable Series Funds, Inc. ("BlackRock")

Brighthouse Funds Trust I ("BHFTI")

Brighthouse Funds Trust II ("BHFTII")

Calvert Variable Series, Inc. ("Calvert")

Delaware VIP Trust ("Delaware VIP")

Fidelity® Variable Insurance Products ("Fidelity VIP")

Franklin Templeton Variable Insurance Products Trust ("FTVIPT")

Janus Aspen Series ("Janus Aspen")

Legg Mason Partners Variable Equity Trust ("LMPVET")

Legg Mason Partners Variable Income Trust ("LMPVIT")

Morgan Stanley Variable Insurance Fund, Inc. ("Morgan Stanley VIF")*

PIMCO Variable Insurance Trust ("PIMCO VIT")

Trust for Advised Portfolios ("TAP")*

*Investments in this fund or portfolio ceased operations during the year ended December 31, 2024.

The assets of each of the Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.

2.  LIST OF DIVISIONS

A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Divisions in accordance with the selection made by the Contract owner. The following Divisions had net assets as of or during the year ended December 31, 2024:

American Funds® Global Growth Division

American Funds® Global Small Capitalization Division (a)

American Funds® Growth Division

American Funds® Growth-Income Division

American Funds® The Bond Fund of America Division

BHFTI Allspring Mid Cap Value Division

BHFTI American Funds® Balanced Allocation Division (a)

BHFTI American Funds® Growth Allocation Division (a)

BHFTI American Funds® Growth Division

BHFTI American Funds® Moderate Allocation Division (a)

BHFTI BlackRock High Yield Division (a)

BHFTI Brighthouse Asset Allocation 100 Division (a)

BHFTI Brighthouse Small Cap Value Division

BHFTI Brighthouse/Eaton Vance Floating Rate Division

BHFTI Brighthouse/Franklin Low Duration Total Return Division

BHFTI Brighthouse/Templeton International Bond Division

BHFTI Brighthouse/Wellington Large Cap Research Division (a)

BHFTI CBRE Global Real Estate Division (a)

BHFTI Harris Oakmark International Division (a)

BHFTI Invesco Comstock Division

BHFTI Invesco Global Equity Division (a)

BHFTI Invesco Small Cap Growth Division (a)

BHFTI JPMorgan Core Bond Division

BHFTI JPMorgan Global Active Allocation Division

BHFTI JPMorgan Small Cap Value Division (a)

BHFTI Loomis Sayles Global Allocation Division

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.  LIST OF DIVISIONS — (Continued)

BHFTI Loomis Sayles Growth Division (a)

BHFTI MetLife Multi-Index Targeted Risk Division

BHFTI MFS® Research International Division (a)

BHFTI Morgan Stanley Discovery Division (a)

BHFTI PIMCO Inflation Protected Bond Division (a)

BHFTI PIMCO Total Return Division (a)

BHFTI SSGA Emerging Markets Enhanced Index II Division (a)

BHFTI SSGA Growth and Income ETF Division (a)

BHFTI SSGA Growth ETF Division (a)

BHFTI T. Rowe Price Large Cap Value Division

BHFTI T. Rowe Price Mid Cap Growth Division (a)

BHFTI TCW Core Fixed Income Division

BHFTI Victory Sycamore Mid Cap Value Division (a)

BHFTI Western Asset Management Government Income Division

BHFTII Baillie Gifford International Stock Division (a)

BHFTII BlackRock Bond Income Division (a)

BHFTII BlackRock Capital Appreciation Division (a)

BHFTII BlackRock Ultra-Short Term Bond Division (a)

BHFTII Brighthouse Asset Allocation 20 Division (a)

BHFTII Brighthouse Asset Allocation 40 Division (a)

BHFTII Brighthouse Asset Allocation 60 Division (a)

BHFTII Brighthouse Asset Allocation 80 Division (a)

BHFTII Brighthouse/Artisan Mid Cap Value Division (a)

BHFTII Brighthouse/Dimensional International Small Company Division

BHFTII Brighthouse/Wellington Balanced Division (a)

BHFTII Brighthouse/Wellington Core Equity Opportunities Division (a)

BHFTII Frontier Mid Cap Growth Division (a)

BHFTII Jennison Growth Division (a)

BHFTII Loomis Sayles Small Cap Core Division (a)

BHFTII Loomis Sayles Small Cap Growth Division (a)

BHFTII MetLife Aggregate Bond Index Division (a)

BHFTII MetLife Mid Cap Stock Index Division (a)

BHFTII MetLife MSCI EAFE® Index Division (a)

BHFTII MetLife Russell 2000® Index Division (a)

BHFTII MetLife Stock Index Division (a)

BHFTII MFS® Total Return Division (a)

BHFTII MFS® Value Division (a)

BHFTII Neuberger Berman Genesis Division (a)

BHFTII T. Rowe Price Large Cap Growth Division (a)

BHFTII T. Rowe Price Small Cap Growth Division (a)

BHFTII VanEck Global Natural Resources Division

BHFTII Western Asset Management Strategic Bond Opportunities Division (a)

BHFTII Western Asset Management U.S. Government Division (a)

BlackRock Global Allocation V.I. Division

Calvert VP SRI Balanced Division

Calvert VP SRI Mid Cap Division

Fidelity® VIP Contrafund® Division

Fidelity® VIP Equity-Income Division

Fidelity® VIP Freedom 2020 Division

Fidelity® VIP Freedom 2025 Division

Fidelity® VIP Freedom 2030 Division

Fidelity® VIP Freedom 2035 Division

Fidelity® VIP Freedom 2040 Division

Fidelity® VIP Freedom 2045 Division

Fidelity® VIP Freedom 2050 Division

Fidelity® VIP Freedom 2055 Division

Fidelity® VIP Freedom 2060 Division

Fidelity® VIP FundsManager 50% Division

Fidelity® VIP FundsManager 60% Division

Fidelity® VIP Government Money Market Division

Fidelity® VIP Growth Division

Fidelity® VIP Investment Grade Bond Division

Fidelity® VIP Mid Cap Division

FTVIPT Templeton Developing Markets VIP Division (b)

FTVIPT Templeton Foreign VIP Division

Janus Henderson Enterprise Division

LMPVET ClearBridge Variable Appreciation Division

LMPVET ClearBridge Variable Dividend Strategy Division

LMPVET ClearBridge Variable Large Cap Growth Division

LMPVET ClearBridge Variable Small Cap Growth Division

LMPVIT Western Asset Core Plus Division (b)

Macquarie VIP Small Cap Value Division

PIMCO VIT CommodityRealReturn® Strategy Division

PIMCO VIT Dynamic Bond Division

PIMCO VIT Emerging Markets Bond Division

(a)  This Division invests in two or more share classes within the underlying portfolio, series or fund of the Trusts.

(b)  This Division's net assets went to zero during the year ended December 31, 2024 and is not included in the statements of assets and liabilities.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.  LIST OF DIVISIONS — (Concluded)

B. The following Divisions ceased operations during the year ended December 31, 2024 and are not included in the statements of assets and liabilities:

BHFTI AB Global Dynamic Allocation Division

BHFTI BlackRock Global Tactical Strategies Division

BHFTI Brighthouse Balanced Plus Division

BHFTI Invesco Balanced-Risk Allocation Division

BHFTI PanAgora Global Diversified Risk Division

BHFTI Schroders Global Multi-Asset Division

Morgan Stanley VIF Global Infrastructure Division

TAP 1919 Variable Socially Responsive Balanced Division

C. The following Division had no net assets during the year ended December 31, 2024:

BHFTI Brighthouse/Artisan International Division

3.  PORTFOLIO CHANGES

The operations of the Divisions were affected by the following changes that occurred during the year ended December 31, 2024:

Name Changes:

Former Name

BHFTI Brighthouse/abrdn Emerging Markets Equity Portfolio

Delaware VIP® Small Cap Value Series

New Name

BHFTI SSGA Emerging Markets Enhanced Index II Portfolio

Macquarie VIP Small Cap Value Series

Substitutions:

Former Portfolio

BHFTI AB Global Dynamic Allocation Portfolio

BHFTI BlackRock Global Tactical Strategies Portfolio

BHFTI Brighthouse Balanced Plus Portfolio

BHFTI Invesco Balanced-Risk Allocation Portfolio

BHFTI PanAgora Global Diversified Risk Portfolio

BHFTI Schroders Global Multi-Asset Portfolio

New Portfolio

BHFTI MetLife Multi-Index Targeted Risk Portfolio

BHFTI MetLife Multi-Index Targeted Risk Portfolio

BHFTI MetLife Multi-Index Targeted Risk Portfolio

BHFTI MetLife Multi-Index Targeted Risk Portfolio

BHFTI MetLife Multi-Index Targeted Risk Portfolio

BHFTI MetLife Multi-Index Targeted Risk Portfolio

Liquidations:

Morgan Stanley VIF Global Infrastructure Portfolio

TAP 1919 Variable Socially Responsive Balanced Fund

4.  SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946, Investment Companies.

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.  SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Security Valuation

A Division's investment in shares of a fund, series or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV"). All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trusts at the close of each business day.

ASC Topic 820, Fair Value Measurement ("ASC 820") provides that the Separate Account is not required to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Additionally, ASC 820 does not require certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The Separate Account's investments in shares of a fund, series or portfolio of the Trusts are using NAV as a practical expedient, therefore investments are not categorized within the ASC 820 fair value hierarchy.

Federal Income Taxes

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables and, if any, are shown in net assets from Contracts in payout on the statements of assets and liabilities. The assumed investment return is between 3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Annuity payouts, if any, are included in transfers for Contract benefits and terminations on the statements of changes in net assets of the applicable Divisions.

Purchase Payments

Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.

Net Transfers

Assets transferred by the Contract owner into or out of Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.  SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

Segment Reporting

The Separate Account adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. The Separate Account's adoption of the new standard impacted financial statement disclosures only and did not affect any Division's financial position or results of operations.

Each Division of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. The chief operating decision maker ("CODM") oversees the activities of the Separate Account using information of each Division. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual and group variable annuity Contracts issued by the Company to support the liabilities of the applicable Contracts. The Divisions have identified the Company's Assistant Vice President of Life and Annuity Products as the CODM.

The CODM uses the increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the Divisions within the Separate Account. The accounting policies used to measure profit and loss of the segment are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the statements of assets and liabilities as net assets. The measure of segment profit and loss is reported on the statements of operations and changes in net assets as increase (decrease) in net assets from operations. All assets and increases (decreases) in net assets from operations are generated in the U.S.

5.  EXPENSES & CONTRACT CHARGES

The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which are recorded as administrative charges in the accompanying statements of operations of the applicable Divisions:

Administrative — The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each Contract and the Separate Account.

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

Optional Death Benefit Rider — For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

Earnings Preservation Benefit — For an additional charge, the Company will provide additional amounts at death to pay expenses that may be due upon the death of the Contract owner, unless the Contract owner is a non-natural person and then the benefit is payable upon the death of the annuitant. This amount may not be sufficient to cover expenses that the Contract owner's heirs may have to pay.

Enhanced Stepped-Up Benefit Rider — For an additional charge, the total death benefit payable may be increased based on the greater of the account balance or highest annual Contract anniversary value in the Contract or the greater of the account balance, annual increase amount or highest annual Contract anniversary value in the Contract.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  EXPENSES & CONTRACT CHARGES — (Continued)

Preservation and Growth Rider — For an additional charge, the Company will guarantee at a future date the Account Value (adjusted for withdrawals) will not be less than the initial Purchase Payment.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2024.

Administrative	0.10	% - 0.75%
Mortality and Expense Risk	0.00	% - 2.05%
Optional Death Benefit Rider	0.25%
Earnings Preservation Benefit	0.25%
Enhanced Stepped-Up Benefit Rider	0.10	% - 0.35%
Preservation and Growth Rider	1.15	% - 1.80%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract. The range of the effective rates disclosed above excludes any waivers granted to certain Divisions.

The following optional rider charges paid to the Company are charged at each Contract anniversary date through the redemption of units, which are recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions:

Guaranteed Minimum Accumulation Benefit — For an additional charge, the Company will guarantee that the Contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

Lifetime Withdrawal Guarantee — For an additional charge, the Company will guarantee the periodic return on the investment for life.

Guaranteed Withdrawal Benefit — For an additional charge, the Company will guarantee the periodic return on the investment.

Guaranteed Minimum Income Benefit — For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

Enhanced Death Benefit — For an additional charge, the amount of the death benefit will be the greater of the account value or the death benefit base.

Enhanced Guaranteed Withdrawal Benefit — For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2024:

Guaranteed Minimum Accumulation Benefit	0.75%
Lifetime Withdrawal Guarantee	0.50	% - 1.80%
Guaranteed Withdrawal Benefit	0.90%
Guaranteed Minimum Income Benefit	0.50	% - 1.00%
Enhanced Death Benefit	0.60	% - 1.50%
Enhanced Guaranteed Withdrawal Benefit	0.50	% - .55%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  EXPENSES & CONTRACT CHARGES — (Concluded)

Separate Account charges referred to in this disclosure are for current charges of the Contracts and can vary among products within the Separate Account. A Contract administrative charge which ranges from $0 to $30 is assessed on an annual basis for Contracts with a value of less than $50,000, which may be waived if the Contract reaches a certain asset size or under certain circumstances. The Company reserves the right to charge a transfer fee ranging from $0 to $25 after twelve transfers are made in a Contract year or, for certain Contracts. Currently, the Company is not charging a transfer fee. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets.

In addition, certain Contracts impose a surrender charge of 0% to 10% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2024 and 2023.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  STATEMENT OF INVESTMENTS

	As of December 31, 2024		For the year ended December 31, 2024
	Shares	Cost ($)	Cost of Purchases ($)		Proceeds from Sales ($)
American Funds® Global Growth Division	1,840	53,918	24,259		159,015
American Funds® Global Small Capitalization Division	15,865,029	312,346,714	18,535,656		49,362,242
American Funds® Growth Division	9,001,899	677,015,450	61,865,299		240,485,988
American Funds® Growth-Income Division	9,424,353	422,042,775	40,752,210		138,430,688
American Funds® The Bond Fund of America Division	6,502,846	68,980,178	8,480,013		10,479,361
BHFTI AB Global Dynamic Allocation Division	—	—	9,652,810	(a)	836,820,114	(a)
BHFTI Allspring Mid Cap Value Division	3,467	39,126	3,760		14,787
BHFTI American Funds® Balanced Allocation Division	60,386,794	554,226,513	36,026,504		113,327,412
BHFTI American Funds® Growth Allocation Division	44,431,162	387,371,726	33,785,098		66,237,408
BHFTI American Funds® Growth Division	20,499,318	196,061,247	24,082,312		76,004,575
BHFTI American Funds® Moderate Allocation Division	55,980,050	511,522,781	27,317,774		94,520,428
BHFTI BlackRock Global Tactical Strategies Division	—	—	14,784,648	(a)	1,072,903,205	(a)
BHFTI BlackRock High Yield Division	29,268	218,370	24,183		31,044
BHFTI Brighthouse Asset Allocation 100 Division	19,777,131	219,833,395	15,889,394		42,218,361
BHFTI Brighthouse Balanced Plus Division	—	—	48,930,627	(a)	2,217,659,678	(a)
BHFTI Brighthouse Small Cap Value Division	1,179,202	16,405,022	1,939,972		2,682,559
BHFTI Brighthouse/Eaton Vance Floating Rate Division	1,441,671	14,266,736	2,105,909		3,782,432
BHFTI Brighthouse/Franklin Low Duration Total Return Division	5,595,566	51,798,633	9,176,012		13,197,684
BHFTI Brighthouse/Templeton International Bond Division	412,160	3,956,873	342,875		448,443
BHFTI Brighthouse/Wellington Large Cap Research Division	49,182,088	616,622,492	61,393,152		106,117,103
BHFTI CBRE Global Real Estate Division	10,782,372	123,517,196	8,609,139		24,483,871
BHFTI Harris Oakmark International Division	20,511,264	261,400,122	17,318,397		47,818,829
BHFTI Invesco Balanced-Risk Allocation Division	—	—	8,924,960	(a)	331,624,612	(a)
BHFTI Invesco Comstock Division	1,200	15,981	1,673		2,380
BHFTI Invesco Global Equity Division	8,429,607	166,560,114	24,953,283		37,690,559
BHFTI Invesco Small Cap Growth Division	5,335,941	55,326,856	2,822,893		10,501,693
BHFTI JPMorgan Core Bond Division	5,637,111	56,555,870	7,897,724		7,275,729
BHFTI JPMorgan Global Active Allocation Division	40,757,139	444,695,601	6,818,762		81,600,715
BHFTI JPMorgan Small Cap Value Division	1,011,146	12,940,022	599,088		4,039,048
BHFTI Loomis Sayles Global Allocation Division	4,538,637	66,521,362	6,887,696		15,903,586
BHFTI Loomis Sayles Growth Division	22,253,506	287,114,166	35,396,153		100,038,282
BHFTI MetLife Multi-Index Targeted Risk Division	466,239,301	5,165,938,277	4,775,316,766		182,739,047
BHFTI MFS® Research International Division	9,457,131	107,962,014	8,603,909		21,320,919
BHFTI Morgan Stanley Discovery Division	54,768,243	586,816,547	6,787,305		71,204,364
BHFTI PanAgora Global Diversified Risk Division	—	—	2,170,284	(a)	615,268,065	(a)
BHFTI PIMCO Inflation Protected Bond Division	22,050,043	232,853,005	7,699,505		35,962,807
BHFTI PIMCO Total Return Division	46,009,454	525,406,600	28,639,181		60,446,627
BHFTI Schroders Global Multi-Asset Division	—	—	8,741,585	(a)	485,099,515	(a)
BHFTI SSGA Emerging Markets Enhanced Index II Division	2,724,018	26,299,962	1,048,173		5,826,600
BHFTI SSGA Growth and Income ETF Division	37,953,409	402,848,374	12,465,061		94,255,007
BHFTI SSGA Growth ETF Division	8,804,309	94,282,949	3,864,005		22,757,387
BHFTI T. Rowe Price Large Cap Value Division	8,489	230,969	22,224		267,488
BHFTI T. Rowe Price Mid Cap Growth Division	40,850,685	362,928,263	43,002,294		72,056,468
BHFTI TCW Core Fixed Income Division	34,742	304,769	292,523		4,437
BHFTI Victory Sycamore Mid Cap Value Division	15,206,276	270,176,670	26,764,576		60,110,776
BHFTI Western Asset Management Government Income Division	20,695,874	218,048,896	12,505,477		40,577,174
BHFTII Baillie Gifford International Stock Division	8,134,297	90,165,231	8,412,000		14,302,307
BHFTII BlackRock Bond Income Division	2,651,902	274,687,491	20,895,396		33,745,556
BHFTII BlackRock Capital Appreciation Division	4,764,606	157,887,644	27,237,934		39,694,010
BHFTII BlackRock Ultra-Short Term Bond Division	275,078	27,843,746	8,727,655		10,850,042

(a)  For the period January 1, 2024 to November 22, 2024.

(b)  For the period January 1, 2024 to December 6, 2024.

(c)  For the period January 1, 2024 to March 1, 2024.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  STATEMENT OF INVESTMENTS — (Continued)

	As of December 31, 2024		For the year ended December 31, 2024
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
BHFTII Brighthouse Asset Allocation 20 Division	15,851,140	168,216,009	7,249,791	39,976,468
BHFTII Brighthouse Asset Allocation 40 Division	51,738,052	553,082,857	16,517,688	98,281,127
BHFTII Brighthouse Asset Allocation 60 Division	194,903,101	2,107,656,869	80,890,619	370,085,724
BHFTII Brighthouse Asset Allocation 80 Division	115,607,324	1,324,984,844	56,726,061	202,769,424
BHFTII Brighthouse/Artisan Mid Cap Value Division	690,624	144,162,889	17,687,058	28,566,661
BHFTII Brighthouse/Dimensional International Small Company Division	386,241	4,557,749	360,954	1,076,826
BHFTII Brighthouse/Wellington Balanced Division	24,301,447	427,292,749	28,792,125	73,387,634
BHFTII Brighthouse/Wellington Core Equity Opportunities Division	12,923,089	375,396,464	23,156,395	75,173,489
BHFTII Frontier Mid Cap Growth Division	14,512,472	387,109,385	4,832,913	66,550,713
BHFTII Jennison Growth Division	15,317,020	215,355,321	47,682,341	46,315,481
BHFTII Loomis Sayles Small Cap Core Division	526,838	116,306,530	11,704,374	25,753,530
BHFTII Loomis Sayles Small Cap Growth Division	4,048,389	45,188,790	2,192,065	8,722,105
BHFTII MetLife Aggregate Bond Index Division	69,691,213	735,542,313	53,476,399	79,615,035
BHFTII MetLife Mid Cap Stock Index Division	23,310,427	360,267,682	34,830,693	78,151,911
BHFTII MetLife MSCI EAFE® Index Division	24,200,610	298,700,585	31,183,487	51,438,095
BHFTII MetLife Russell 2000® Index Division	14,569,253	238,477,944	22,129,305	51,921,628
BHFTII MetLife Stock Index Division	43,297,762	1,886,403,441	227,875,255	516,624,044
BHFTII MFS® Total Return Division	576,139	85,798,208	9,087,560	18,837,093
BHFTII MFS® Value Division	34,823,887	495,601,708	61,960,795	104,983,025
BHFTII Neuberger Berman Genesis Division	12,564,990	216,467,138	26,237,772	39,867,611
BHFTII T. Rowe Price Large Cap Growth Division	23,588,350	466,576,351	45,999,510	115,119,838
BHFTII T. Rowe Price Small Cap Growth Division	17,227,049	314,640,094	28,422,281	72,399,782
BHFTII VanEck Global Natural Resources Division	1,433,276	15,419,432	2,495,240	3,823,801
BHFTII Western Asset Management Strategic Bond Opportunities Division	23,113,841	285,299,826	26,350,898	41,977,986
BHFTII Western Asset Management U.S. Government Division	8,039,464	92,602,539	11,143,192	18,279,441
BlackRock Global Allocation V.I. Division	1,337	19,224	1,646	1,341
Calvert VP SRI Balanced Division	18,970,755	39,864,636	3,471,386	6,348,097
Calvert VP SRI Mid Cap Division	207,660	5,814,957	247,750	801,366
Fidelity® VIP Contrafund® Division	4,004	154,060	54,234	559,744
Fidelity® VIP Equity-Income Division	2,361,691	54,136,125	5,291,804	10,376,649
Fidelity® VIP Freedom 2020 Division	259,079	3,384,006	1,585,509	1,716,010
Fidelity® VIP Freedom 2025 Division	355,617	5,447,213	2,693,501	2,966,675
Fidelity® VIP Freedom 2030 Division	651,263	10,028,927	3,449,404	2,290,189
Fidelity® VIP Freedom 2035 Division	401,006	10,405,069	3,239,696	1,016,365
Fidelity® VIP Freedom 2040 Division	328,860	8,137,718	3,001,854	782,452
Fidelity® VIP Freedom 2045 Division	298,709	7,309,894	2,312,196	304,111
Fidelity® VIP Freedom 2050 Division	639,874	14,146,884	4,100,230	1,221,565
Fidelity® VIP Freedom 2055 Division	76,717	993,388	723,799	21,185
Fidelity® VIP Freedom 2060 Division	82,620	1,087,499	753,279	60,808
Fidelity® VIP FundsManager 50% Division	11,787,475	139,726,056	3,453,600	41,944,945
Fidelity® VIP FundsManager 60% Division	14,019,011	142,187,929	3,030,217	37,213,288
Fidelity® VIP Government Money Market Division	4,101,609	4,101,609	987,273	729,053
Fidelity® VIP Growth Division	1,393,576	100,691,439	30,335,787	20,614,970
Fidelity® VIP Investment Grade Bond Division	455,218	5,737,310	647,355	1,501,364
Fidelity® VIP Mid Cap Division	1,846	60,996	13,615	247,677
FTVIPT Templeton Developing Markets VIP Division	—	—	6	38,339
FTVIPT Templeton Foreign VIP Division	203	2,719	840	25
Janus Henderson Enterprise Division	322	21,104	1,361	35,066

(a)  For the period January 1, 2024 to November 22, 2024.

(b)  For the period January 1, 2024 to December 6, 2024.

(c)  For the period January 1, 2024 to March 1, 2024.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  STATEMENT OF INVESTMENTS — (Concluded)

	As of December 31, 2024		For the year ended December 31, 2024
	Shares	Cost ($)	Cost of Purchases ($)		Proceeds from Sales ($)
LMPVET ClearBridge Variable Appreciation Division	372	16,136	2,516		43,108
LMPVET ClearBridge Variable Dividend Strategy Division	3,104	58,836	9,112		36,407
LMPVET ClearBridge Variable Large Cap Growth Division	5,527	158,744	36,032		299,934
LMPVET ClearBridge Variable Small Cap Growth Division	812	22,398	2,315		14,773
LMPVIT Western Asset Core Plus Division	—	—	—		354
Macquarie VIP Small Cap Value Division	12	419	71		468
Morgan Stanley VIF Global Infrastructure Division	—	—	3,153	(b)	54,688	(b)
PIMCO VIT CommodityRealReturn® Strategy Division	1,012	7,714	393		70,660
PIMCO VIT Dynamic Bond Division	771	7,595	647		4,248
PIMCO VIT Emerging Markets Bond Division	1,073	13,126	1,148		3,504
TAP 1919 Variable Socially Responsive Balanced Division	—	—	4,944	(c)	10,183	(c)

(a)  For the period January 1, 2024 to November 22, 2024.

(b)  For the period January 1, 2024 to December 6, 2024.

(c)  For the period January 1, 2024 to March 1, 2024.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS
For the years ended December 31, 2024 and 2023:

	American Funds® Global Growth Division		American Funds® Global Small Capitalization Division		American Funds® Growth Division
	2024	2023	2024	2023	2024*	2023*
Units beginning of year	19,413	20,927	5,714,594	6,302,361	7,921,439	1,852,516
Units issued and transferred from other funding options	2,070	1,491	288,276	2,797,106	6,266,595	12,356,035
Units redeemed and transferred to other funding options	(15,197)	(3,005)	(1,024,754)	(3,384,873)	(2,188,324)	(6,287,112)
Units end of year	6,286	19,413	4,978,116	5,714,594	11,999,710	7,921,439
	BHFTI Allspring Mid Cap Value Division		BHFTI American Funds® Balanced Allocation Division		BHFTI American Funds® Growth Allocation Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	1,221	3,075	28,469,783	32,015,131	16,838,814	18,373,647
Units issued and transferred from other funding options	6	90	1,088,275	4,676,021	1,019,062	5,145,159
Units redeemed and transferred to other funding options	(323)	(1,944)	(5,448,576)	(8,221,369)	(2,901,337)	(6,679,992)
Units end of year	904	1,221	24,109,482	28,469,783	14,956,539	16,838,814
	BHFTI BlackRock High Yield Division		BHFTI Brighthouse Asset Allocation 100 Division		BHFTI Brighthouse Balanced Plus Division
	2024	2023	2024	2023	2024 (a)	2023
Units beginning of year	27,747	27,293	6,907,156	7,535,971	125,158,723	143,748,307
Units issued and transferred from other funding options	2,417	4,335	305,707	4,861,263	1,750,287	2,838,549
Units redeemed and transferred to other funding options	(3,353)	(3,881)	(1,336,975)	(5,490,078)	(126,909,010)	(21,428,133)
Units end of year	26,811	27,747	5,875,888	6,907,156	—	125,158,723

* Due to system limitations, the Units Outstanding for this fund were increased and accordingly the Unit Values decreased during the years ended December 31, 2023 or 2024. There was no impact to the net assets of the Division.

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period May 1, 2023 to December 31, 2023.

(c) For the period January 1, 2024 to December 6, 2024.

(d) For the period January 1, 2024 to March 1, 2024.

	American Funds® Growth-Income Division		American Funds® The Bond Fund of America Division		BHFTI AB Global Dynamic Allocation Division
	2024	2023	2024	2023	2024 (a)	2023
Units beginning of year	1,745,090	2,009,212	3,493,061	3,563,015	51,951,131	59,399,619
Units issued and transferred from other funding options	57,475	833,057	582,887	1,786,600	726,427	841,266
Units redeemed and transferred to other funding options	(360,812)	(1,097,179)	(785,326)	(1,856,554)	(52,677,558)	(8,289,754)
Units end of year	1,441,753	1,745,090	3,290,622	3,493,061	—	51,951,131
	BHFTI American Funds® Growth Division		BHFTI American Funds® Moderate Allocation Division		BHFTI BlackRock Global Tactical Strategies Division
	2024	2023	2024	2023	2024 (a)	2023
Units beginning of year	5,965,146	7,287,992	28,912,004	33,094,562	68,287,674	77,906,238
Units issued and transferred from other funding options	360,145	396,370	669,575	4,149,722	1,097,808	1,519,473
Units redeemed and transferred to other funding options	(1,768,724)	(1,719,216)	(4,986,137)	(8,332,280)	(69,385,482)	(11,138,037)
Units end of year	4,556,567	5,965,146	24,595,442	28,912,004	—	68,287,674
	BHFTI Brighthouse Small Cap Value Division		BHFTI Brighthouse/ Eaton Vance Floating Rate Division		BHFTI Brighthouse/Franklin Low Duration Total Return Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	388,484	416,977	1,158,221	1,425,110	5,235,711	5,611,805
Units issued and transferred from other funding options	25,481	443,103	132,101	201,614	1,166,766	1,905,068
Units redeemed and transferred to other funding options	(67,310)	(471,596)	(329,618)	(468,503)	(1,690,994)	(2,281,162)
Units end of year	346,655	388,484	960,704	1,158,221	4,711,483	5,235,711

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2024 and 2023:

	BHFTI Brighthouse/Templeton International Bond Division		BHFTI Brighthouse/Wellington Large Cap Research Division		BHFTI CBRE Global Real Estate Division
	2024	2023	2024	2023*	2024	2023
Units beginning of year	307,662	331,156	5,793,535	6,374,312	5,617,787	6,127,028
Units issued and transferred from other funding options	53,810	36,166	2,246,233	5,259,653	489,034	2,734,027
Units redeemed and transferred to other funding options	(59,693)	(59,660)	(2,925,303)	(5,840,430)	(1,292,614)	(3,243,268)
Units end of year	301,779	307,662	5,114,465	5,793,535	4,814,207	5,617,787
	BHFTI Invesco Global Equity Division		BHFTI Invesco Small Cap Growth Division		BHFTI JPMorgan Core Bond Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	11,346,099	12,284,432	957,675	1,052,061	4,494,796	4,617,391
Units issued and transferred from other funding options	1,093,305	10,640,261	90,814	528,226	1,157,820	835,773
Units redeemed and transferred to other funding options	(2,347,069)	(11,578,594)	(237,833)	(622,612)	(1,194,590)	(958,368)
Units end of year	10,092,335	11,346,099	810,656	957,675	4,458,026	4,494,796
	BHFTI Loomis Sayles Growth Division		BHFTI MetLife Multi-Index Targeted Risk Division		BHFTI MFS® Research International Division
	2024*	2023*	2024	2023	2024	2023
Units beginning of year	10,120,720	12,622,181	336,941,033	385,763,197	5,827,431	6,523,996
Units issued and transferred from other funding options	317,557	2,887,135	2,842,898,159	15,897,103	336,424	2,886,106
Units redeemed and transferred to other funding options	(2,504,860)	(5,388,596)	(120,019,570)	(64,719,267)	(1,093,930)	(3,582,671)
Units end of year	7,933,417	10,120,720	3,059,819,622	336,941,033	5,069,925	5,827,431

* Due to system limitations, the Units Outstanding for this fund were increased and accordingly the Unit Values decreased during the years ended December 31, 2023 or 2024. There was no impact to the net assets of the Division.

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period May 1, 2023 to December 31, 2023.

(c) For the period January 1, 2024 to December 6, 2024.

(d) For the period January 1, 2024 to March 1, 2024.

	BHFTI Harris Oakmark International Division		BHFTI Invesco Balanced-Risk Allocation Division		BHFTI Invesco Comstock Division
	2024	2023	2024 (a)	2023	2024	2023
Units beginning of year	8,693,352	9,977,513	221,272,756	255,386,549	3,875	4,010
Units issued and transferred from other funding options	906,123	4,037,421	12,847,555	14,295,589	52	8
Units redeemed and transferred to other funding options	(1,898,218)	(5,321,582)	(234,120,311)	(48,409,382)	(391)	(143)
Units end of year	7,701,257	8,693,352	—	221,272,756	3,536	3,875
	BHFTI JPMorgan Global Active Allocation Division		BHFTI JPMorgan Small Cap Value Division		BHFTI Loomis Sayles Global Allocation Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	303,572,056	351,192,454	464,659	512,320	2,643,286	3,039,436
Units issued and transferred from other funding options	13,167,690	11,874,733	33,329	67,303	154,206	982,097
Units redeemed and transferred to other funding options	(57,410,530)	(59,495,131)	(144,775)	(114,964)	(551,605)	(1,378,247)
Units end of year	259,329,216	303,572,056	353,213	464,659	2,245,887	2,643,286
	BHFTI Morgan Stanley Discovery Division		BHFTI PanAgora Global Diversified Risk Division		BHFTI PIMCO Inflation Protected Bond Division
	2024	2023	2024 (a)	2023	2024	2023
Units beginning of year	7,797,125	8,637,553	512,762,728	580,490,601	14,735,632	16,020,300
Units issued and transferred from other funding options	423,013	7,453,271	11,019,136	18,601,459	1,691,756	4,425,349
Units redeemed and transferred to other funding options	(1,670,548)	(8,293,699)	(523,781,864)	(86,329,332)	(3,274,229)	(5,710,017)
Units end of year	6,549,590	7,797,125	—	512,762,728	13,153,159	14,735,632

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2024 and 2023:

	BHFTI PIMCO Total Return Division		BHFTI Schroders Global Multi-Asset Division		BHFTI SSGA Emerging Markets Enhanced Index II Division
	2024	2023	2024 (a)	2023	2024	2023
Units beginning of year	26,494,250	28,080,302	286,190,570	332,465,034	2,548,042	2,809,473
Units issued and transferred from other funding options	3,025,996	8,335,255	12,850,565	8,983,116	195,600	266,949
Units redeemed and transferred to other funding options	(5,177,268)	(9,921,307)	(299,041,135)	(55,257,580)	(609,216)	(528,380)
Units end of year	24,342,978	26,494,250	—	286,190,570	2,134,426	2,548,042
	BHFTI T. Rowe Price Mid Cap Growth Division		BHFTI TCW Core Fixed Income Division		BHFTI Victory Sycamore Mid Cap Value Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	9,673,336	10,811,320	1,492	1,631	4,802,408	5,395,821
Units issued and transferred from other funding options	585,793	5,109,237	29,275	—	168,221	2,583,600
Units redeemed and transferred to other funding options	(2,172,132)	(6,247,221)	(120)	(139)	(913,358)	(3,177,013)
Units end of year	8,086,997	9,673,336	30,647	1,492	4,057,271	4,802,408
	BHFTII BlackRock Capital Appreciation Division		BHFTII BlackRock Ultra-Short Term Bond Division		BHFTII Brighthouse Asset Allocation 20 Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	2,677,187	3,012,995	2,937,166	2,429,057	10,894,604	12,946,063
Units issued and transferred from other funding options	264,910	896,475	432,609	1,347,206	350,561	2,104,707
Units redeemed and transferred to other funding options	(538,348)	(1,232,283)	(656,154)	(839,097)	(2,424,963)	(4,156,166)
Units end of year	2,403,749	2,677,187	2,713,621	2,937,166	8,820,202	10,894,604

* Due to system limitations, the Units Outstanding for this fund were increased and accordingly the Unit Values decreased during the years ended December 31, 2023 or 2024. There was no impact to the net assets of the Division.

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period May 1, 2023 to December 31, 2023.

(c) For the period January 1, 2024 to December 6, 2024.

(d) For the period January 1, 2024 to March 1, 2024.

	BHFTI SSGA Growth and Income ETF Division		BHFTI SSGA Growth ETF Division		BHFTI T. Rowe Price Large Cap Value Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	20,485,034	23,115,501	4,333,992	4,809,272	12,023	12,282
Units issued and transferred from other funding options	297,185	1,790,902	122,946	1,413,108	317	734
Units redeemed and transferred to other funding options	(3,989,699)	(4,421,369)	(876,601)	(1,888,388)	(9,155)	(993)
Units end of year	16,792,520	20,485,034	3,580,337	4,333,992	3,185	12,023
	BHFTI Western Asset Management Government Income Division		BHFTII Baillie Gifford International Stock Division		BHFTII BlackRock Bond Income Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	21,014,931	24,291,400	4,372,773	4,831,928	5,129,587	5,558,204
Units issued and transferred from other funding options	1,910,222	1,977,842	201,827	2,589,736	516,426	2,611,580
Units redeemed and transferred to other funding options	(4,986,565)	(5,254,311)	(721,680)	(3,048,891)	(968,743)	(3,040,197)
Units end of year	17,938,588	21,014,931	3,852,920	4,372,773	4,677,270	5,129,587
	BHFTII Brighthouse Asset Allocation 40 Division		BHFTII Brighthouse Asset Allocation 60 Division		BHFTII Brighthouse Asset Allocation 80 Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	28,986,492	33,365,258	94,234,243	107,112,668	50,745,062	56,005,775
Units issued and transferred from other funding options	455,930	5,614,986	1,336,237	19,322,233	1,095,031	19,490,541
Units redeemed and transferred to other funding options	(5,012,415)	(9,993,752)	(15,702,117)	(32,200,658)	(7,290,416)	(24,751,254)
Units end of year	24,430,007	28,986,492	79,868,363	94,234,243	44,549,677	50,745,062

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2024 and 2023:

	BHFTII Brighthouse/Artisan Mid Cap Value Division		BHFTII Brighthouse/ Dimensional International Small Company Division		BHFTII Brighthouse/ Wellington Balanced Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	2,419,532	2,714,978	159,672	192,986	5,706,953	6,409,020
Units issued and transferred from other funding options	86,363	1,063,927	11,627	14,567	166,820	5,298,370
Units redeemed and transferred to other funding options	(438,625)	(1,359,373)	(40,467)	(47,881)	(849,450)	(6,000,437)
Units end of year	2,067,270	2,419,532	130,832	159,672	5,024,323	5,706,953
	BHFTII Loomis Sayles Small Cap Core Division		BHFTII Loomis Sayles Small Cap Growth Division		BHFTII MetLife Aggregate Bond Index Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	1,944,511	2,155,234	1,360,460	1,483,796	40,392,915	42,623,860
Units issued and transferred from other funding options	68,998	573,127	77,257	907,127	5,496,780	16,473,553
Units redeemed and transferred to other funding options	(378,280)	(783,850)	(285,873)	(1,030,463)	(7,799,492)	(18,704,498)
Units end of year	1,635,229	1,944,511	1,151,844	1,360,460	38,090,203	40,392,915
	BHFTII MetLife Stock Index Division		BHFTII MFS® Total Return Division		BHFTII MFS® Value Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	18,189,285	20,639,211	1,852,819	2,070,995	34,010,452	37,064,337
Units issued and transferred from other funding options	663,985	13,788,312	101,547	961,391	1,900,720	30,207,688
Units redeemed and transferred to other funding options	(3,340,781)	(16,238,238)	(424,716)	(1,179,567)	(6,943,752)	(33,261,573)
Units end of year	15,512,489	18,189,285	1,529,650	1,852,819	28,967,420	34,010,452

* Due to system limitations, the Units Outstanding for this fund were increased and accordingly the Unit Values decreased during the years ended December 31, 2023 or 2024. There was no impact to the net assets of the Division.

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period May 1, 2023 to December 31, 2023.

(c) For the period January 1, 2024 to December 6, 2024.

(d) For the period January 1, 2024 to March 1, 2024.

	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division		BHFTII Frontier Mid Cap Growth Division		BHFTII Jennison Growth Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	4,969,377	5,504,979	3,763,868	4,128,328	7,256,255	8,359,946
Units issued and transferred from other funding options	157,210	1,720,491	88,122	3,634,989	1,150,903	3,982,243
Units redeemed and transferred to other funding options	(890,660)	(2,256,093)	(573,101)	(3,999,449)	(1,893,134)	(5,085,934)
Units end of year	4,235,927	4,969,377	3,278,889	3,763,868	6,514,024	7,256,255
	BHFTII MetLife Mid Cap Stock Index Division		BHFTII MetLife MSCI EAFE® Index Division		BHFTII MetLife Russell 2000® Index Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	8,008,217	8,811,906	18,278,639	20,653,524	5,849,970	6,322,259
Units issued and transferred from other funding options	497,319	4,669,919	1,688,788	9,453,281	470,424	3,909,865
Units redeemed and transferred to other funding options	(1,650,017)	(5,473,608)	(3,155,074)	(11,828,166)	(1,262,436)	(4,382,154)
Units end of year	6,855,519	8,008,217	16,812,353	18,278,639	5,057,958	5,849,970
	BHFTII Neuberger Berman Genesis Division		BHFTII T. Rowe Price Large Cap Growth Division		BHFTII T. Rowe Price Small Cap Growth Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	4,861,832	5,363,916	9,457,440	10,967,997	5,421,726	5,959,999
Units issued and transferred from other funding options	186,942	2,936,221	678,137	5,662,018	333,086	4,119,880
Units redeemed and transferred to other funding options	(844,736)	(3,438,305)	(2,222,955)	(7,172,575)	(1,175,736)	(4,658,153)
Units end of year	4,204,038	4,861,832	7,912,622	9,457,440	4,579,076	5,421,726

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2024 and 2023:

	BHFTII VanEck Global Natural Resources Division		BHFTII Western Asset Management Strategic Bond Opportunities Division		BHFTII Western Asset Management U.S. Government Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	1,274,717	1,245,433	8,168,008	9,126,574	5,288,107	5,660,639
Units issued and transferred from other funding options	220,347	296,588	860,135	3,152,255	840,630	2,262,315
Units redeemed and transferred to other funding options	(361,283)	(267,304)	(1,572,391)	(4,110,821)	(1,355,574)	(2,634,847)
Units end of year	1,133,781	1,274,717	7,455,752	8,168,008	4,773,163	5,288,107
	Fidelity® VIP Contrafund® Division		Fidelity® VIP Equity-Income Division		Fidelity® VIP Freedom 2020 Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	37,005	52,746	1,013,494	1,130,142	136,824	178,252
Units issued and transferred from other funding options	1,461	1,027	24,162	631,751	54,546	173,753
Units redeemed and transferred to other funding options	(28,063)	(16,768)	(166,135)	(748,399)	(67,447)	(215,181)
Units end of year	10,403	37,005	871,521	1,013,494	123,923	136,824
	Fidelity® VIP Freedom 2040 Division		Fidelity® VIP Freedom 2045 Division		Fidelity® VIP Freedom 2050 Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	145,453	97,979	132,855	98,313	274,477	213,772
Units issued and transferred from other funding options	66,234	169,023	48,894	164,805	89,651	343,227
Units redeemed and transferred to other funding options	(20,675)	(121,549)	(9,096)	(130,263)	(33,734)	(282,522)
Units end of year	191,012	145,453	172,653	132,855	330,394	274,477

* Due to system limitations, the Units Outstanding for this fund were increased and accordingly the Unit Values decreased during the years ended December 31, 2023 or 2024. There was no impact to the net assets of the Division.

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period May 1, 2023 to December 31, 2023.

(c) For the period January 1, 2024 to December 6, 2024.

(d) For the period January 1, 2024 to March 1, 2024.

	BlackRock Global Allocation V.I. Division		Calvert VP SRI Balanced Division		Calvert VP SRI Mid Cap Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	604	637	747,583	812,083	70,591	79,527
Units issued and transferred from other funding options	2	5	40,131	877,478	3,451	85,646
Units redeemed and transferred to other funding options	(38)	(38)	(98,954)	(941,978)	(10,022)	(94,582)
Units end of year	568	604	688,760	747,583	64,020	70,591
	Fidelity® VIP Freedom 2025 Division		Fidelity® VIP Freedom 2030 Division		Fidelity® VIP Freedom 2035 Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	210,314	269,214	312,993	265,213	209,345	157,298
Units issued and transferred from other funding options	99,889	296,449	118,977	436,325	75,701	241,022
Units redeemed and transferred to other funding options	(111,596)	(355,349)	(82,129)	(388,545)	(28,039)	(188,975)
Units end of year	198,607	210,314	349,841	312,993	257,007	209,345
	Fidelity® VIP Freedom 2055 Division		Fidelity® VIP Freedom 2060 Division		Fidelity® VIP FundsManager 50% Division
	2024	2023 (b)	2024	2023 (b)	2024	2023
Units beginning of year	281,250	—	361,576	—	9,449,013	11,378,214
Units issued and transferred from other funding options	602,474	324,660	612,484	370,996	58,815	11,756
Units redeemed and transferred to other funding options	(23,387)	(43,410)	(58,455)	(9,420)	(2,102,103)	(1,940,957)
Units end of year	860,337	281,250	915,605	361,576	7,405,725	9,449,013

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2024 and 2023:

	Fidelity® VIP FundsManager 60% Division		Fidelity® VIP Government Money Market Division		Fidelity® VIP Growth Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	9,190,753	10,734,842	228,222	253,220	514,347	563,124
Units issued and transferred from other funding options	12,259	44,108	48,658	510,432	15,381	785,747
Units redeemed and transferred to other funding options	(1,778,838)	(1,588,197)	(42,934)	(535,430)	(80,057)	(834,524)
Units end of year	7,424,174	9,190,753	233,946	228,222	449,671	514,347
	FTVIPT Templeton Foreign VIP Division		Janus Henderson Enterprise Division		LMPVET ClearBridge Variable Appreciation Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	441	262	3,154	4,078	4,368	4,454
Units issued and transferred from other funding options	161	179	139	986	—	87
Units redeemed and transferred to other funding options	—	—	(2,062)	(1,910)	(2,912)	(173)
Units end of year	602	441	1,231	3,154	1,456	4,368
	LMPVIT Western Asset Core Plus Division		Macquarie VIP Small Cap Value Division		Morgan Stanley VIF Global Infrastructure Division
	2024	2023	2024	2023	2024 (c)	2023
Units beginning of year	108	108	448	448	2,939	3,594
Units issued and transferred from other funding options	—	—	—	—	139	522
Units redeemed and transferred to other funding options	(108)	—	(225)	—	(3,078)	(1,177)
Units end of year	—	108	223	448	—	2,939

* Due to system limitations, the Units Outstanding for this fund were increased and accordingly the Unit Values decreased during the years ended December 31, 2023 or 2024. There was no impact to the net assets of the Division.

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period May 1, 2023 to December 31, 2023.

(c) For the period January 1, 2024 to December 6, 2024.

(d) For the period January 1, 2024 to March 1, 2024.

	Fidelity® VIP Investment Grade Bond Division		Fidelity® VIP Mid Cap Division		FTVIPT Templeton Developing Markets VIP Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	164,301	206,147	23,535	41,057	20,276	20,276
Units issued and transferred from other funding options	16,346	268,102	65	165	—	—
Units redeemed and transferred to other funding options	(43,657)	(309,948)	(18,887)	(17,687)	(20,276)	—
Units end of year	136,990	164,301	4,713	23,535	—	20,276
	LMPVET ClearBridge Variable Dividend Strategy Division		LMPVET ClearBridge Variable Large Cap Growth Division		LMPVET ClearBridge Variable Small Cap Growth Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	35,214	36,359	61,104	61,685	5,797	5,200
Units issued and transferred from other funding options	561	1,378	3,120	3,201	271	819
Units redeemed and transferred to other funding options	(13,352)	(2,523)	(35,655)	(3,782)	(2,395)	(222)
Units end of year	22,423	35,214	28,569	61,104	3,673	5,797
	PIMCO VIT CommodityRealReturn® Strategy Division		PIMCO VIT Dynamic Bond Division		PIMCO VIT Emerging Markets Bond Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	8,796	9,106	962	1,184	1,270	1,675
Units issued and transferred from other funding options	36	384	22	220	37	390
Units redeemed and transferred to other funding options	(8,203)	(694)	(375)	(442)	(305)	(795)
Units end of year	629	8,796	609	962	1,002	1,270

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Concluded)
For the years ended December 31, 2024 and 2023:

	TAP 1919 Variable Socially Responsive Balanced Division
	2024 (d)	2023
Units beginning of year	1,085	1,085
Units issued and transferred from other funding options	—	—
Units redeemed and transferred to other funding options	(1,085)	—
Units end of year	—	1,085

* Due to system limitations, the Units Outstanding for this fund were increased and accordingly the Unit Values decreased during the years ended December 31, 2023 or 2024. There was no impact to the net assets of the Division.

(a) For the period January 1, 2024 to November 22, 2024.

(b) For the period May 1, 2023 to December 31, 2023.

(c) For the period January 1, 2024 to December 6, 2024.

(d) For the period January 1, 2024 to March 1, 2024.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying fund, series, or portfolio, and total return ratios for the respective stated periods in the five years ended December 31, 2024:

			As of December 31			For the year ended December 31
			Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
American Funds® Global	2024		6,286	10.64	66,908	0.91	0.90	12.66
Growth Division	2023		19,413	9.45	183,419	0.90	0.90	21.51
	2022		20,927	7.78	162,720	0.61	0.90	(25.41)
	2021		26,203	10.43	273,167	0.33	0.90	15.38
	2020		31,184	9.04	281,770	0.35	0.90	29.29
American Funds® Global	2024		4,978,116	5.33 - 66.90	270,498,374	1.06	0.50 - 2.50	(0.22) - 1.67
Small Capitalization Division	2023		5,714,594	5.30 - 65.87	308,247,050	0.26	0.50 - 2.50	5.15 - 15.42
	2022		6,302,361	4.63 - 57.13	297,344,865	—	0.50 - 2.50	(31.29) - (30.01)
	2021		6,543,370	6.68 - 81.70	443,145,956	—	0.50 - 2.50	4.10 - 6.05
	2020		7,379,440	6.36 - 77.12	474,942,195	0.17	0.50 - 2.50	26.51 - 28.88
American Funds® Growth	2024	*	11,999,710	5.01 - 1,148.61	1,132,348,673	0.33	0.50 - 2.35	28.55 - 30.63
Division	2023	*	7,921,439	3.87 - 880.99	1,037,944,764	0.36	0.50 - 2.35	11.94 - 37.45
	2022		1,852,516	2.84 - 692.89	873,280,583	0.31	0.50 - 2.35	(31.56) - (30.46)
	2021		1,983,543	4.12 - 996.38	1,359,475,833	0.21	0.50 - 2.35	19.16 - 21.08
	2020		2,243,998	3.43 - 822.93	1,297,004,971	0.32	0.50 - 2.35	48.54 - 50.94
American Funds®	2024		1,441,753	42.68 - 604.32	644,437,101	1.07	0.50 - 2.35	21.32 - 23.29
Growth-Income Division	2023		1,745,090	34.91 - 490.16	636,821,332	1.34	0.50 - 2.35	10.79 - 25.20
	2022		2,009,212	28.12 - 391.51	590,162,234	1.24	0.50 - 2.35	(18.43) - (17.12)
	2021		2,276,122	34.22 - 472.35	808,908,049	1.10	0.50 - 2.35	21.21 - 23.17
	2020		2,655,428	28.02 - 383.50	766,106,526	1.35	0.50 - 2.35	10.90 - 12.69
American Funds® The Bond	2024		3,290,622	1.04 - 22.73	59,305,850	4.08	0.50 - 2.15	(1.16) - 0.50
Fund of America Division	2023		3,493,061	1.05 - 22.62	63,085,209	3.44	0.50 - 2.10	2.76 - 4.88
	2022		3,563,015	1.01 - 21.68	62,514,765	2.81	0.50 - 2.10	(14.39) - (13.14)
	2021		4,106,274	1.17 - 24.96	83,591,263	1.40	0.50 - 2.10	(2.38) - (0.95)
	2020		4,240,005	1.19 - 25.20	87,818,399	2.17	0.50 - 2.10	7.45 - 9.02
BHFTI AB Global Dynamic	2024		—	14.23 - 16.19	—	1.27	1.15 - 2.10	7.42 - 8.34
Allocation Division	2023		51,951,131	13.25 - 15.04	769,436,900	2.82	1.10 - 2.10	9.33 - 10.42
(Closed 11/22/2024)	2022		59,399,619	12.12 - 13.62	797,530,989	4.28	1.10 - 2.10	(22.08) - (21.30)
	2021		67,331,765	15.55 - 17.30	1,149,682,505	0.22	1.10 - 2.10	7.01 - 8.08
	2020		78,219,417	14.53 - 16.01	1,236,443,892	1.77	1.10 - 2.10	3.88 - 4.92
BHFTI Allspring Mid Cap	2024		904	44.05 - 46.39	40,212	1.12	1.10 - 1.35	10.35 - 10.62
Value Division	2023		1,221	38.01 - 41.94	49,531	1.27	1.10 - 1.60	7.29 - 7.83
	2022		3,075	35.42 - 38.89	114,557	0.49	1.10 - 1.60	(6.47) - (6.00)
	2021		6,264	37.87 - 41.38	248,627	0.63	1.10 - 1.60	26.90 - 27.54
	2020		7,353	29.85 - 32.44	229,968	0.89	1.10 - 1.60	1.08 - 1.59
BHFTI American Funds®	2024		24,109,482	2.34 - 27.16	559,787,339	1.66	0.50 - 2.10	9.26 - 11.34
Balanced Allocation	2023		28,469,783	2.12 - 24.39	600,346,077	2.31	0.50 - 2.10	6.69 - 15.97
Division	2022		32,015,131	1.84 - 21.03	587,177,966	1.41	0.50 - 2.10	(18.49) - (17.07)
	2021		35,523,223	2.24 - 25.36	792,659,669	1.18	0.50 - 2.10	9.81 - 11.82
	2020		40,375,709	2.03 - 22.68	813,811,656	1.72	0.50 - 2.10	13.16 - 15.09

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI American Funds®	2024	14,956,539	2.72 - 30.80	404,325,853	1.20	0.50 - 2.15	12.11 - 14.00
Growth Allocation Division	2023	16,838,814	2.40 - 27.02	401,931,668	2.07	0.50 - 2.15	7.86 - 19.68
	2022	18,373,647	2.02 - 22.58	369,378,870	1.07	0.50 - 2.15	(20.25) - (18.93)
	2021	20,115,537	2.51 - 27.85	502,935,505	0.81	0.50 - 2.15	13.44 - 15.33
	2020	21,672,182	2.20 - 24.15	473,694,389	1.56	0.50 - 2.15	14.43 - 16.34
BHFTI American Funds®	2024	4,556,567	5.62 - 57.65	249,271,638	0.03	0.95 - 2.25	28.28 - 29.98
Growth Division	2023	5,965,146	4.33 - 44.35	251,346,531	1.57	0.95 - 2.25	34.93 - 36.69
	2022	7,287,992	3.17 - 32.45	225,213,085	0.55	0.95 - 2.25	(31.71) - (30.82)
	2021	7,703,185	4.59 - 46.90	344,916,945	—	0.95 - 2.25	18.92 - 20.47
	2020	10,039,904	3.82 - 38.93	374,416,489	0.84	0.95 - 2.25	48.25 - 50.20
BHFTI American Funds®	2024	24,595,442	2.01 - 22.73	492,624,677	2.14	0.50 - 2.10	6.83 - 8.57
Moderate Allocation	2023	28,912,004	1.86 - 20.93	537,459,449	2.62	0.50 - 2.10	5.60 - 12.35
Division	2022	33,094,562	1.67 - 18.63	551,584,025	1.73	0.50 - 2.10	(16.40) - (15.05)
	2021	37,338,886	2.08 - 21.93	738,578,220	1.54	0.50 - 2.10	7.36 - 9.09
	2020	42,632,501	1.91 - 20.11	778,574,010	1.89	0.50 - 2.10	10.64 - 12.43
BHFTI BlackRock Global	2024	—	13.85 - 15.87	—	1.50	1.10 - 2.10	5.36 - 6.31
Tactical Strategies Division	2023	68,287,674	13.15 - 14.92	1,003,452,900	3.22	1.10 - 2.10	10.97 - 12.08
(Closed 11/22/2024)	2022	77,906,238	11.85 - 13.32	1,022,437,228	2.31	1.10 - 2.10	(20.57) - (19.77)
	2021	88,958,635	14.92 - 16.60	1,456,631,240	1.36	1.10 - 2.10	7.51 - 8.59
	2020	103,549,645	13.87 - 15.28	1,562,480,869	1.58	1.10 - 2.10	2.14 - 3.17
BHFTI BlackRock High Yield	2024	26,811	4.33 - 40.81	217,164	5.95	0.90 - 1.60	6.45 - 7.44
Division	2023	27,747	4.04 - 38.15	219,520	5.51	0.90 - 1.60	11.28 - 12.40
	2022	27,293	3.60 - 34.11	225,153	5.30	0.90 - 1.60	(11.75) - (10.97)
	2021	37,764	4.05 - 38.46	374,224	4.04	0.90 - 1.60	3.51 - 4.59
	2020	48,501	3.89 - 36.97	449,845	5.34	0.90 - 1.60	5.80 - 6.79
BHFTI Brighthouse Asset	2024	5,875,888	3.65 - 66.62	219,509,300	1.00	0.50 - 2.00	11.12 - 12.82
Allocation 100 Division	2023	6,907,156	3.25 - 59.42	227,412,659	2.83	0.50 - 2.00	7.38 - 20.21
	2022	7,535,971	2.71 - 49.73	208,742,838	1.45	0.50 - 2.00	(21.73) - (20.55)
	2021	7,902,518	3.43 - 62.92	278,055,934	1.20	0.50 - 2.00	15.79 - 17.54
	2020	8,453,543	2.93 - 53.89	254,598,524	1.26	0.50 - 2.00	16.55 - 18.32
BHFTI Brighthouse Balanced	2024	—	15.51 - 17.89	—	2.42	1.10 - 2.15	4.21 - 5.21
Plus Division	2023	125,158,723	14.89 - 17.00	2,094,600,250	3.18	1.10 - 2.15	6.92 - 8.05
(Closed 11/22/2024)	2022	143,748,307	13.92 - 15.74	2,228,950,822	2.44	1.10 - 2.15	(23.47) - (22.66)
	2021	164,181,154	18.19 - 20.35	3,294,483,428	2.32	1.10 - 2.15	5.26 - 6.37
	2020	189,208,847	17.28 - 19.13	3,572,331,763	2.35	1.10 - 2.15	10.12 - 11.29
BHFTI Brighthouse Small Cap	2024	346,655	5.02 - 54.96	16,190,408	1.27	0.50 - 1.55	6.43 - 7.56
Value Division	2023	388,484	4.69 - 51.10	16,962,134	1.00	0.50 - 1.55	12.20 - 13.38
	2022	416,977	4.15 - 45.07	16,182,500	0.61	0.50 - 1.55	(14.43) - (13.53)
	2021	449,964	4.82 - 52.11	20,325,098	0.83	0.50 - 1.55	29.74 - 31.11
	2020	492,592	3.69 - 39.75	17,064,278	1.34	0.50 - 1.55	(2.11) - (1.07)
BHFTI Brighthouse/Eaton	2024	960,704	13.18 - 15.04	13,955,356	8.70	1.10 - 2.00	5.55 - 6.51
Vance Floating Rate	2023	1,158,221	12.49 - 14.12	15,822,033	5.46	1.10 - 2.00	8.60 - 9.58
Division	2022	1,425,110	11.50 - 12.89	17,729,471	3.52	1.10 - 2.00	(3.55) - (2.68)
	2021	1,540,034	11.92 - 13.24	19,666,389	3.17	1.10 - 2.00	1.45 - 2.37
	2020	1,594,088	11.75 - 12.94	19,938,279	4.67	1.10 - 2.00	0.04 - 0.94

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

			As of December 31			For the year ended December 31
			Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI Brighthouse/Franklin	2024		4,711,483	9.23 - 11.57	49,184,950	3.97	0.50 - 2.15	2.45 - 4.17
Low Duration Total Return	2023		5,235,711	9.01 - 11.11	52,865,324	3.46	0.50 - 2.15	2.85 - 5.07
Division	2022		5,611,805	8.87 - 10.57	54,277,970	2.72	0.50 - 2.00	(6.62) - (5.21)
	2021		6,579,388	9.50 - 11.15	67,677,469	1.86	0.50 - 2.00	(1.70) - (0.22)
	2020		6,584,220	9.66 - 11.17	68,394,975	3.39	0.50 - 2.00	0.10 - 1.61
BHFTI Brighthouse/Templeton	2024		301,779	8.60 - 9.68	2,798,530	—	0.95 - 1.70	(12.98) - (12.32)
International Bond Division	2023		307,662	9.89 - 11.04	3,262,095	—	0.95 - 1.70	1.77 - 2.53
	2022		331,156	9.72 - 10.77	3,433,306	—	0.95 - 1.70	(6.24) - (5.53)
	2021		414,855	10.36 - 11.40	4,563,951	—	0.95 - 1.70	(6.61) - (5.91)
	2020		421,632	10.71 - 12.11	4,944,012	6.25	0.95 - 2.00	(7.78) - (6.80)
BHFTI	2024		5,114,465	4.94 - 418.10	764,332,268	0.59	0.00 - 2.30	18.16 - 21.78
Brighthouse/Wellington	2023	*	5,793,535	4.10 - 346.11	716,711,558	0.80	0.00 - 2.30	9.66 - 25.84
Large Cap Research	2022		6,374,312	3.30 - 697.93	644,887,319	0.70	0.00 - 2.50	(21.14) - (18.96)
Division	2021		7,052,462	4.12 - 861.21	889,105,237	0.84	0.00 - 2.50	21.13 - 24.48
	2020		7,965,776	3.34 - 691.83	805,727,887	1.11	0.00 - 2.50	19.31 - 22.37
BHFTI CBRE Global Real	2024		4,814,207	2.47 - 26.81	109,649,424	3.48	0.50 - 2.25	(1.85) - 0.00
Estate Division	2023		5,617,787	2.48 - 26.84	128,621,436	2.49	0.50 - 2.25	10.23 - 12.24
	2022		6,127,028	2.22 - 23.93	126,167,563	4.12	0.50 - 2.25	(26.66) - (25.20)
	2021		6,612,118	2.99 - 32.07	183,528,774	2.89	0.50 - 2.25	31.43 - 33.83
	2020		7,956,916	2.24 - 23.97	166,520,792	4.52	0.50 - 2.25	(7.14) - (5.40)
BHFTI Harris Oakmark	2024		7,701,257	3.17 - 38.01	243,768,094	2.17	0.50 - 2.10	(6.96) - (5.44)
International Division	2023		8,693,352	3.36 - 40.20	292,864,684	1.94	0.50 - 2.25	1.08 - 18.36
	2022		9,977,513	2.85 - 33.96	286,002,102	2.20	0.50 - 2.25	(17.87) - (16.42)
	2021		11,034,401	3.43 - 40.64	379,548,585	0.65	0.50 - 2.25	6.03 - 7.96
	2020		13,069,949	3.19 - 37.66	418,249,872	3.30	0.50 - 2.25	2.77 - 4.68
BHFTI Invesco Balanced-Risk	2024		—	1.33 - 1.48	—	1.48	1.15 - 2.00	3.17 - 3.97
Allocation Division	2023		221,272,756	1.29 - 1.42	311,960,017	3.32	1.15 - 2.00	4.34 - 5.22
(Closed 11/22/2024)	2022		255,386,549	1.23 - 1.35	342,320,387	6.17	1.15 - 2.00	(14.14) - (13.41)
	2021		271,882,939	1.44 - 1.56	420,943,457	3.04	1.15 - 2.00	7.52 - 8.44
	2020		305,812,256	1.34 - 1.44	436,657,575	5.45	1.15 - 2.00	7.95 - 8.87
BHFTI Invesco Comstock	2024		3,536	2.57 - 36.20	15,566	1.56	0.90 - 1.35	13.18 - 13.69
Division	2023		3,875	2.26 - 31.99	15,663	1.94	0.90 - 1.35	10.71 - 11.21
	2022		4,010	2.03 - 30.20	14,227	1.77	0.90 - 1.35	(0.71) - (0.26)
	2021		4,394	2.04 - 30.34	17,943	1.03	0.90 - 1.35	31.40 - 31.99
	2020		6,488	1.54 - 23.03	54,656	2.16	0.90 - 1.35	(1.84) - (1.40)
BHFTI Invesco Global Equity	2024		10,092,335	2.38 - 68.93	213,090,948	0.16	0.50 - 2.15	13.72 - 15.66
Division	2023		11,346,099	2.13 - 76.99	211,964,050	0.24	0.00 - 2.15	9.56 - 34.99
	2022		12,284,432	1.60 - 57.03	183,035,203	—	0.00 - 2.15	(33.26) - (31.70)
	2021		12,898,558	2.36 - 66.07	286,660,569	0.06	0.50 - 2.25	12.90 - 15.01
	2020		13,483,627	2.07 - 57.62	281,517,566	0.77	0.50 - 2.15	24.93 - 27.09
BHFTI Invesco Small Cap	2024		810,656	5.14 - 62.66	41,967,637	—	0.50 - 2.25	13.72 - 15.75
Growth Division	2023		957,675	4.48 - 54.14	43,157,321	—	0.50 - 2.25	4.74 - 11.34
	2022		1,052,061	4.06 - 48.62	42,465,874	—	0.50 - 2.25	(36.59) - (35.47)
	2021		1,160,106	6.34 - 75.35	73,101,402	—	0.50 - 2.25	4.55 - 6.40
	2020		1,205,933	6.01 - 70.81	71,253,289	—	0.50 - 2.15	53.58 - 55.98

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

			As of December 31			For the year ended December 31
			Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI JPMorgan Core Bond	2024		4,458,026	9.97 - 11.52	50,395,736	3.18	1.10 - 2.00	0.01 - 0.92
Division	2023		4,494,796	9.91 - 11.42	50,347,571	2.80	1.10 - 2.00	3.63 - 4.56
	2022		4,617,391	9.50 - 10.93	49,423,341	2.45	1.10 - 2.00	(14.59) - (13.82)
	2021		5,727,534	11.05 - 12.69	71,214,221	2.31	1.10 - 2.00	(3.41) - (2.54)
	2020		5,908,327	11.14 - 13.02	75,426,695	3.23	1.10 - 2.00	5.75 - 6.71
BHFTI JPMorgan Global	2024		259,329,216	1.49 - 15.93	433,655,916	0.93	1.15 - 2.15	3.03 - 4.07
Active Allocation Division	2023		303,572,056	1.47 - 16.31	487,968,893	1.74	1.10 - 2.00	8.32 - 9.30
	2022		351,192,454	1.35 - 14.92	516,956,283	2.48	1.10 - 2.05	(19.22) - (18.45)
	2021		402,997,702	1.67 - 18.29	727,927,972	0.49	1.10 - 2.05	7.41 - 8.44
	2020		462,254,239	1.55 - 16.87	770,639,003	2.30	1.10 - 2.05	9.94 - 11.00
BHFTI JPMorgan Small Cap	2024		353,213	3.85 - 35.30	12,012,498	1.53	0.90 - 2.25	6.56 - 8.21
Value Division	2023		464,659	3.56 - 32.74	14,459,353	1.14	0.90 - 2.05	10.65 - 12.20
	2022		512,320	3.17 - 29.31	14,322,001	0.86	0.90 - 2.05	(15.25) - (13.99)
	2021		600,320	3.69 - 34.26	19,297,008	0.96	0.90 - 2.05	30.05 - 31.82
	2020		768,068	2.80 - 26.10	18,968,277	1.20	0.90 - 2.00	4.01 - 5.39
BHFTI Loomis Sayles Global	2024		2,245,887	2.83 - 34.39	71,846,571	0.85	0.50 - 2.05	10.00 - 11.73
Allocation Division	2023		2,643,286	2.55 - 30.96	76,304,013	—	0.50 - 2.05	8.98 - 21.60
	2022		3,039,436	2.11 - 25.62	72,766,561	—	0.50 - 2.00	(24.82) - (23.68)
	2021		3,349,302	2.79 - 33.77	105,733,405	0.83	0.50 - 2.00	12.00 - 13.69
	2020		3,759,111	2.47 - 29.88	105,220,386	0.69	0.50 - 2.00	12.51 - 14.21
BHFTI Loomis Sayles Growth	2024	*	7,933,417	3.02 - 954.74	404,918,874	—	0.50 - 2.15	11.91 - 52.51
Division	2023	*	10,120,720	3.21 - 716.12	384,789,586	—	0.50 - 2.25	9.14 - 51.09
	2022		12,622,181	2.14 - 494.57	315,672,632	—	0.50 - 2.25	(29.60) - (28.33)
	2021		13,754,696	3.01 - 690.34	480,887,272	0.03	0.50 - 2.25	15.64 - 17.89
	2020		16,516,881	2.57 - 586.63	486,587,823	0.65	0.50 - 2.25	29.28 - 31.68
BHFTI MetLife Multi-Index	2024		3,059,819,622	1.47 - 16.66	5,021,397,135	1.16	0.90 - 2.15	5.18 - 6.51
Targeted Risk Division	2023		336,941,033	1.40 - 15.67	520,854,431	2.29	0.90 - 2.10	11.46 - 12.81
	2022		385,763,197	1.26 - 13.92	530,165,527	1.80	0.90 - 2.10	(22.73) - (21.80)
	2021		439,723,634	1.63 - 17.83	774,902,087	1.76	0.90 - 2.10	7.44 - 8.73
	2020		511,620,263	1.51 - 16.43	831,657,042	2.19	0.90 - 2.10	4.34 - 5.60
BHFTI MFS® Research	2024		5,069,925	2.35 - 28.46	112,084,207	1.72	0.50 - 2.15	0.80 - 2.43
International Division	2023		5,827,431	2.31 - 27.78	125,706,164	1.57	0.50 - 2.15	2.58 - 12.26
	2022		6,523,996	2.08 - 24.75	125,419,892	1.89	0.50 - 2.15	(19.20) - (17.98)
	2021		7,162,727	2.56 - 30.18	168,979,566	1.01	0.50 - 2.15	9.42 - 11.16
	2020		8,036,159	2.32 - 27.15	172,621,221	2.31	0.50 - 2.15	10.65 - 12.45
BHFTI Morgan Stanley	2024		6,549,590	5.54 - 70.15	396,131,296	—	0.50 - 2.25	35.82 - 38.23
Discovery Division	2023		7,797,125	4.04 - 50.75	342,073,216	—	0.50 - 2.25	12.99 - 40.16
	2022		8,637,553	2.91 - 36.21	271,897,111	—	0.50 - 2.25	(63.36) - (62.71)
	2021		8,569,702	7.86 - 97.09	729,134,205	—	0.50 - 2.25	(12.77) - (11.22)
	2020		9,587,827	8.93 - 109.37	920,192,712	—	0.50 - 2.25	147.48 - 151.85
BHFTI PanAgora Global	2024		—	1.10 - 12.16	—	0.37	1.10 - 2.00	3.09 - 3.93
Diversified Risk Division	2023		512,762,728	1.06 - 11.70	588,144,274	7.73	1.10 - 2.00	2.64 - 3.57
(Closed 11/22/2024)	2022		580,490,601	1.04 - 11.29	643,605,338	16.96	1.10 - 2.00	(27.13) - (26.47)
	2021		61,606,271	1.42 - 1.52	92,948,445	—	1.15 - 2.00	4.29 - 5.18
	2020		67,636,602	1.36 - 1.44	97,068,610	3.14	1.15 - 2.00	9.63 - 10.57

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI PIMCO Inflation	2024	13,153,159	1.13 - 19.43	212,188,717	—	0.50 - 2.15	(0.07) - 1.86
Protected Bond Division	2023	14,735,632	1.12 - 19.08	235,419,293	2.12	0.50 - 2.15	1.18 - 3.07
	2022	16,020,300	1.09 - 18.51	250,254,578	6.26	0.50 - 2.15	(13.75) - (12.17)
	2021	18,836,529	1.24 - 21.07	337,008,189	0.73	0.50 - 2.15	3.18 - 4.93
	2020	19,226,114	1.18 - 20.08	330,502,638	2.68	0.50 - 2.15	9.16 - 11.13
BHFTI PIMCO Total Return	2024	24,342,978	1.81 - 22.17	446,155,901	2.92	0.50 - 2.25	0.13 - 2.06
Division	2023	26,494,250	1.79 - 21.75	479,885,083	2.93	0.50 - 2.25	3.42 - 5.54
	2022	28,080,302	1.71 - 20.61	485,365,597	2.96	0.50 - 2.25	(16.46) - (14.89)
	2021	32,619,518	2.03 - 24.24	667,326,755	1.84	0.50 - 2.25	(3.59) - (1.77)
	2020	34,236,760	2.09 - 24.71	715,365,209	3.69	0.50 - 2.25	6.09 - 8.12
BHFTI Schroders Global	2024	—	1.51 - 17.14	—	1.74	0.90 - 2.10	9.50 - 10.69
Multi-Asset Division	2023	286,190,570	1.38 - 15.51	436,505,327	1.90	0.90 - 2.10	12.64 - 13.99
(Closed 11/22/2024)	2022	332,465,034	1.22 - 13.63	446,173,171	1.40	0.90 - 2.10	(21.83) - (20.89)
	2021	381,747,388	1.56 - 17.27	649,441,142	0.32	0.90 - 2.10	9.11 - 10.42
	2020	455,182,622	1.43 - 15.67	703,341,582	1.77	0.90 - 2.10	(0.02) - 1.19
BHFTI SSGA Emerging	2024	2,134,426	1.29 - 12.22	24,353,112	1.49	0.90 - 2.25	1.49 - 3.10
Markets Enhanced Index II	2023	2,548,042	1.25 - 11.89	28,403,260	1.01	0.90 - 2.25	4.11 - 5.72
Division	2022	2,809,473	1.19 - 11.27	29,791,833	0.73	0.90 - 2.25	(27.46) - (26.24)
	2021	2,787,968	1.61 - 15.34	40,417,620	0.17	0.90 - 2.25	(7.18) - (5.66)
	2020	3,047,927	1.70 - 16.31	47,234,562	2.07	0.90 - 2.25	24.46 - 26.53
BHFTI SSGA Growth and	2024	16,792,520	20.44 - 27.29	405,743,022	2.39	0.60 - 2.10	8.48 - 10.13
Income ETF Division	2023	20,485,034	18.84 - 24.78	452,336,743	2.32	0.60 - 2.10	5.19 - 13.29
	2022	23,115,501	16.88 - 21.87	453,319,661	3.01	0.60 - 2.10	(17.13) - (15.88)
	2021	26,261,154	20.37 - 26.00	616,034,159	1.77	0.60 - 2.10	11.02 - 12.70
	2020	30,781,265	18.35 - 23.43	644,690,157	2.68	0.50 - 2.10	7.54 - 9.28
BHFTI SSGA Growth ETF	2024	3,580,337	22.61 - 30.77	95,901,177	2.07	0.50 - 2.10	10.36 - 12.16
Division	2023	4,333,992	20.48 - 27.43	104,238,016	1.88	0.50 - 2.10	5.54 - 15.18
	2022	4,809,272	18.07 - 23.82	101,146,274	2.77	0.50 - 2.10	(17.62) - (16.29)
	2021	5,267,322	21.93 - 28.45	133,226,796	1.45	0.50 - 2.10	15.16 - 17.02
	2020	6,011,201	19.05 - 24.32	130,804,692	2.42	0.50 - 2.10	8.44 - 10.20
BHFTI T. Rowe Price Large	2024	3,185	17.99 - 167.70	228,669	1.73	0.90 - 1.35	9.61 - 10.11
Cap Value Division	2023	12,023	16.34 - 152.61	450,574	1.86	0.90 - 1.60	7.91 - 8.66
	2022	12,282	15.03 - 140.73	469,865	1.87	0.90 - 1.60	(6.65) - (6.00)
	2021	25,963	15.99 - 150.00	731,476	1.81	0.90 - 1.60	23.98 - 24.85
	2020	28,681	12.81 - 120.39	685,939	3.00	0.90 - 1.60	1.23 - 1.95
BHFTI T. Rowe Price Mid Cap	2024	8,086,997	3.93 - 72.33	327,201,406	0.04	0.50 - 2.25	6.86 - 8.76
Growth Division	2023	9,673,336	3.65 - 66.63	361,476,588	—	0.50 - 2.25	7.99 - 19.25
	2022	10,811,320	3.09 - 56.00	340,891,490	—	0.50 - 2.25	(24.25) - (22.92)
	2021	12,061,669	4.04 - 72.79	496,061,829	—	0.50 - 2.25	12.42 - 14.41
	2020	13,981,484	3.56 - 63.81	505,414,544	0.08	0.50 - 2.25	21.15 - 23.30
BHFTI TCW Core Fixed	2024	30,647	9.76 - 9.90	299,128	4.99	1.20 - 1.35	(0.66) - (0.51)
Income Division	2023	1,492	9.82 - 9.95	14,806	2.81	1.20 - 1.35	4.19 - 4.35
	2022	1,631	9.42 - 9.53	15,515	0.91	1.20 - 1.35	(15.52) - (15.39)
	2021	4,056	11.16 - 11.27	45,391	1.34	1.20 - 1.35	(2.66) - (2.52)
	2020	4,573	11.46 - 11.56	52,557	3.20	1.20 - 1.35	7.67 - 7.83

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI Victory Sycamore	2024	4,057,271	7.08 - 88.42	293,509,460	1.31	0.50 - 2.25	7.32 - 9.23
Mid Cap Value Division	2023	4,802,408	6.54 - 80.95	319,864,438	1.52	0.50 - 2.25	7.30 - 9.39
	2022	5,395,821	6.03 - 74.00	331,206,446	1.73	0.50 - 2.25	(4.86) - (3.18)
	2021	6,175,875	6.28 - 76.43	394,481,911	1.17	0.50 - 2.25	28.87 - 31.14
	2020	7,196,575	4.83 - 58.28	351,800,764	1.51	0.50 - 2.25	5.24 - 7.10
BHFTI Western Asset	2024	17,938,588	9.12 - 10.38	184,193,248	3.07	1.15 - 2.10	(1.88) - (0.93)
Management Government	2023	21,014,931	9.29 - 10.48	217,903,615	2.65	1.15 - 2.10	2.22 - 3.20
Income Division	2022	24,291,400	9.09 - 10.16	244,217,321	2.27	1.15 - 2.10	(16.45) - (15.65)
	2021	27,345,170	10.88 - 12.04	326,125,318	2.14	1.15 - 2.10	(4.01) - (3.09)
	2020	32,375,503	11.33 - 12.42	398,349,977	2.38	1.15 - 2.10	5.43 - 6.44
BHFTII Baillie Gifford	2024	3,852,920	2.18 - 27.18	82,161,291	0.76	0.95 - 2.10	2.23 - 3.63
International Stock Division	2023	4,372,773	2.11 - 26.23	90,110,394	1.21	0.95 - 2.10	2.79 - 17.47
	2022	4,831,928	1.81 - 22.33	85,003,047	1.02	0.95 - 2.10	(30.22) - (29.27)
	2021	5,050,419	2.57 - 31.57	126,145,494	0.86	0.95 - 2.10	(2.97) - (1.69)
	2020	5,562,590	2.62 - 32.11	140,886,997	1.90	0.95 - 2.10	23.73 - 25.38
BHFTII BlackRock Bond	2024	4,677,270	6.81 - 87.40	234,463,307	3.99	0.50 - 2.25	(1.03) - 0.85
Income Division	2023	5,129,587	6.80 - 86.77	253,716,879	2.98	0.50 - 2.25	2.32 - 5.16
	2022	5,558,204	6.51 - 82.59	260,026,298	2.75	0.50 - 2.25	(16.26) - (14.70)
	2021	6,550,596	7.69 - 96.92	361,431,935	2.62	0.50 - 2.25	(2.90) - (1.08)
	2020	7,023,787	7.83 - 98.08	389,186,999	3.39	0.50 - 2.25	5.92 - 7.89
BHFTII BlackRock Capital	2024	2,403,749	17.01 - 204.55	195,050,996	0.01	0.50 - 2.15	28.83 - 31.13
Appreciation Division	2023	2,677,187	13.06 - 156.15	168,460,568	—	0.50 - 2.25	12.71 - 48.65
	2022	3,012,995	8.85 - 105.16	133,568,070	—	0.50 - 2.25	(39.14) - (38.01)
	2021	3,306,153	14.38 - 169.80	234,988,229	—	0.50 - 2.25	18.19 - 20.42
	2020	3,762,727	12.02 - 141.17	230,129,341	—	0.50 - 2.25	37.18 - 39.75
BHFTII BlackRock	2024	2,713,621	2.46 - 26.53	28,416,372	5.58	0.90 - 2.15	2.70 - 4.16
Ultra-Short Term Bond	2023	2,937,166	2.38 - 25.55	30,782,687	1.50	0.90 - 2.15	1.98 - 4.11
Division	2022	2,429,057	2.29 - 24.61	33,824,637	—	0.90 - 2.15	(0.87) - 0.54
	2021	2,745,802	2.29 - 24.56	37,400,746	0.10	0.90 - 2.00	(2.42) - (1.09)
	2020	3,242,202	2.33 - 24.90	47,474,049	1.72	0.90 - 2.00	(1.80) - (0.47)
BHFTII Brighthouse Asset	2024	8,820,202	1.84 - 19.91	151,318,351	2.82	0.50 - 2.15	1.63 - 3.33
Allocation 20 Division	2023	10,894,604	1.79 - 19.27	182,236,915	3.51	0.50 - 2.15	3.82 - 7.29
	2022	12,946,063	1.67 - 17.96	203,222,616	3.12	0.50 - 2.15	(14.54) - (13.12)
	2021	15,403,578	1.93 - 20.67	280,143,828	2.99	0.50 - 2.15	1.48 - 3.17
	2020	17,601,429	1.88 - 20.04	311,462,767	2.81	0.50 - 2.15	7.18 - 8.97
BHFTII Brighthouse Asset	2024	24,430,007	2.23 - 24.13	509,035,964	2.39	0.50 - 2.15	3.56 - 5.29
Allocation 40 Division	2023	28,986,492	2.13 - 22.92	572,822,157	3.49	0.50 - 2.15	4.66 - 9.97
	2022	33,365,258	1.94 - 20.84	603,366,834	2.60	0.50 - 2.15	(15.67) - (14.27)
	2021	38,513,419	2.27 - 24.31	818,808,370	2.68	0.50 - 2.15	5.14 - 6.89
	2020	43,790,060	2.14 - 22.74	875,065,802	2.69	0.50 - 2.15	8.67 - 10.48
BHFTII Brighthouse Asset	2024	79,868,363	2.68 - 28.95	1,998,752,092	1.88	0.50 - 2.15	5.65 - 7.42
Allocation 60 Division	2023	94,234,243	2.50 - 26.95	2,196,814,212	3.14	0.50 - 2.15	5.53 - 13.03
	2022	107,112,668	2.22 - 23.84	2,227,101,315	2.15	0.50 - 2.15	(17.13) - (15.75)
	2021	120,826,699	2.65 - 28.30	3,004,188,035	2.12	0.50 - 2.15	8.55 - 10.35
	2020	138,788,939	2.41 - 25.65	3,132,220,695	2.21	0.50 - 2.15	11.42 - 13.28

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII Brighthouse Asset	2024	44,549,677	3.15 - 34.12	1,311,940,500	1.40	0.50 - 2.15	8.43 - 10.24
Allocation 80 Division	2023	50,745,062	2.87 - 30.95	1,363,001,239	3.05	0.50 - 2.15	6.44 - 16.71
	2022	56,005,775	2.47 - 26.52	1,298,523,579	1.81	0.50 - 2.15	(19.71) - (18.38)
	2021	61,203,569	3.04 - 32.49	1,751,110,118	1.69	0.50 - 2.15	12.27 - 14.14
	2020	68,356,199	2.67 - 28.47	1,722,419,271	1.84	0.50 - 2.15	14.11 - 16.01
BHFTII Brighthouse/Artisan	2024	2,067,270	8.69 - 104.34	136,501,389	1.13	0.50 - 2.05	2.57 - 4.18
Mid Cap Value Division	2023	2,419,533	8.40 - 100.15	154,888,390	0.72	0.50 - 2.05	9.00 - 17.65
	2022	2,714,978	7.18 - 85.13	149,107,149	0.81	0.50 - 2.05	(14.60) - (13.27)
	2021	3,074,537	8.33 - 98.15	195,847,200	0.83	0.50 - 2.15	24.02 - 25.96
	2020	3,488,897	6.65 - 77.92	178,298,975	0.84	0.50 - 2.05	3.82 - 5.45
BHFTII	2024	130,832	25.73 - 29.77	3,796,711	2.63	1.10 - 2.00	1.02 - 1.95
Brighthouse/Dimensional	2023	159,672	25.28 - 29.20	4,552,947	2.33	1.10 - 2.05	11.22 - 12.28
International Small	2022	192,986	22.73 - 26.01	4,901,771	2.34	1.10 - 2.05	(19.37) - (18.60)
Company Division	2021	217,756	28.19 - 31.95	6,805,165	1.53	1.10 - 2.05	11.55 - 12.61
	2020	256,198	25.27 - 28.37	7,124,915	2.53	1.10 - 2.05	6.58 - 7.60
BHFTII	2024	5,024,323	2.35 - 146.55	472,920,145	1.87	0.90 - 2.15	11.24 - 12.83
Brighthouse/Wellington	2023	5,706,953	2.10 - 129.95	479,030,995	2.14	0.90 - 2.15	7.08 - 17.05
Balanced Division	2022	6,409,020	1.80 - 111.07	461,892,147	1.69	0.90 - 2.15	(19.02) - (17.82)
	2021	7,106,175	2.20 - 135.22	629,816,680	1.81	0.90 - 2.15	11.44 - 13.00
	2020	7,735,328	1.96 - 119.71	610,629,506	2.19	0.90 - 2.15	15.03 - 16.67
BHFTII	2024	4,235,927	12.07 - 144.90	373,515,602	1.29	0.50 - 2.10	6.10 - 7.91
Brighthouse/Wellington	2023	4,969,377	11.27 - 134.39	411,040,218	1.27	0.50 - 2.25	4.83 - 6.97
Core Equity Opportunities	2022	5,504,979	10.61 - 125.78	429,404,884	1.28	0.50 - 2.25	(7.41) - (5.69)
Division	2021	6,291,202	11.33 - 133.49	531,319,660	1.25	0.50 - 2.25	21.35 - 23.62
	2020	7,259,472	9.23 - 108.10	503,780,671	1.44	0.50 - 2.25	8.50 - 10.55
BHFTII Frontier Mid Cap	2024	3,278,889	18.50 - 193.94	413,283,381	0.23	0.90 - 2.00	15.10 - 16.65
Growth Division	2023	3,763,868	15.87 - 166.26	407,902,206	—	0.90 - 2.25	5.85 - 16.89
	2022	4,128,328	13.58 - 142.23	384,728,789	—	0.90 - 2.25	(29.93) - (28.82)
	2021	4,467,854	19.09 - 199.82	586,525,681	—	0.90 - 2.25	11.84 - 13.60
	2020	4,933,281	16.82 - 175.90	572,542,548	—	0.90 - 2.25	28.45 - 30.46
BHFTII Jennison Growth	2024	6,514,024	3.46 - 92.41	244,121,148	—	0.50 - 2.25	27.08 - 29.34
Division	2023	7,256,255	2.69 - 71.61	209,302,202	—	0.50 - 2.25	12.73 - 52.10
	2022	8,359,946	1.78 - 47.17	160,933,782	—	0.50 - 2.25	(40.38) - (39.33)
	2021	9,073,417	2.95 - 77.89	287,427,814	—	0.50 - 2.25	14.31 - 16.33
	2020	10,579,883	2.55 - 67.11	289,505,068	0.06	0.50 - 2.25	52.89 - 55.59
BHFTII Loomis Sayles Small	2024	1,635,229	12.02 - 145.18	117,803,261	0.05	0.50 - 2.25	8.96 - 10.90
Cap Core Division	2023	1,944,511	10.90 - 130.91	126,813,424	0.07	0.50 - 2.25	7.37 - 16.60
	2022	2,155,234	9.41 - 112.28	122,718,093	—	0.50 - 2.25	(17.16) - (15.70)
	2021	2,370,989	11.23 - 133.19	163,685,620	0.03	0.50 - 2.25	18.94 - 21.04
	2020	2,707,781	9.33 - 110.04	156,522,639	0.04	0.50 - 2.25	9.29 - 11.23
BHFTII Loomis Sayles Small	2024	1,151,844	3.80 - 49.58	43,865,913	—	0.50 - 2.10	12.23 - 14.05
Cap Growth Division	2023	1,360,460	3.36 - 43.57	44,754,633	—	0.50 - 2.10	4.16 - 10.99
	2022	1,483,796	3.05 - 39.30	44,445,112	—	0.50 - 2.10	(24.70) - (23.48)
	2021	1,695,408	4.03 - 51.50	64,952,389	—	0.50 - 2.15	7.46 - 9.19
	2020	1,855,495	3.72 - 47.26	66,012,877	—	0.50 - 2.15	31.25 - 33.37

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII MetLife Aggregate	2024	38,090,203	1.61 - 20.09	636,633,596	2.95	0.50 - 2.25	(1.61) - 0.23
Bond Index Division	2023	40,392,915	1.62 - 20.06	677,079,190	2.72	0.50 - 2.25	2.59 - 4.62
	2022	42,623,860	1.56 - 19.20	687,832,716	2.63	0.50 - 2.25	(15.24) - (13.65)
	2021	48,385,248	1.83 - 22.26	910,569,466	2.40	0.50 - 2.25	(4.39) - (2.56)
	2020	48,820,793	1.89 - 22.87	949,536,445	2.67	0.50 - 2.25	4.63 - 6.52
BHFTII MetLife Mid Cap	2024	6,855,519	5.78 - 71.18	410,327,328	1.19	0.50 - 2.15	10.99 - 12.80
Stock Index Division	2023	8,008,217	5.17 - 63.10	426,347,826	1.16	0.50 - 2.15	8.48 - 15.19
	2022	8,811,906	4.52 - 54.78	409,884,025	0.93	0.50 - 2.15	(15.24) - (13.87)
	2021	9,859,099	5.30 - 63.60	534,359,988	0.94	0.50 - 2.25	21.31 - 23.45
	2020	11,467,060	4.33 - 51.52	506,052,707	1.31	0.50 - 2.25	10.63 - 12.59
BHFTII MetLife MSCI EAFE®	2024	16,812,353	2.00 - 28.47	350,029,988	3.05	0.50 - 2.15	0.84 - 2.48
Index Division	2023	18,278,639	1.97 - 27.82	372,407,269	2.36	0.50 - 2.15	4.94 - 17.05
	2022	20,653,524	1.69 - 23.82	361,694,860	3.54	0.50 - 2.15	(16.42) - (15.07)
	2021	22,411,515	2.01 - 28.11	465,174,812	1.63	0.50 - 2.25	8.02 - 9.93
	2020	24,590,517	1.85 - 25.63	466,904,304	3.06	0.50 - 2.25	5.18 - 7.04
BHFTII MetLife Russell 2000®	2024	5,057,958	4.98 - 62.24	262,270,223	1.35	0.50 - 2.15	8.65 - 10.44
Index Division	2023	5,849,970	4.55 - 56.35	276,319,115	1.20	0.50 - 2.25	9.80 - 15.93
	2022	6,322,259	3.96 - 48.61	259,507,834	0.90	0.50 - 2.25	(22.20) - (20.83)
	2021	6,792,038	5.04 - 61.40	353,923,752	0.88	0.50 - 2.25	11.69 - 13.66
	2020	7,531,805	4.47 - 54.02	346,715,527	1.25	0.50 - 2.25	16.69 - 18.75
BHFTII MetLife Stock Index	2024	15,512,489	18.36 - 246.60	2,959,512,988	1.18	0.50 - 2.15	21.77 - 23.86
Division	2023	18,189,285	14.97 - 199.28	2,819,061,401	1.33	0.50 - 2.25	8.75 - 25.13
	2022	20,639,211	12.08 - 159.42	2,574,589,262	1.19	0.50 - 2.25	(20.32) - (18.82)
	2021	22,605,518	15.02 - 196.61	3,495,089,897	1.45	0.50 - 2.25	25.19 - 27.53
	2020	25,861,616	11.89 - 154.32	3,154,806,376	1.82	0.50 - 2.25	15.20 - 17.34
BHFTII MFS® Total Return	2024	1,529,650	1.86 - 137.40	85,769,228	2.48	0.50 - 1.85	5.53 - 6.98
Division	2023	1,852,819	1.74 - 128.44	95,299,894	2.07	0.50 - 1.85	6.36 - 9.59
	2022	2,070,995	1.60 - 117.21	96,428,667	1.65	0.50 - 1.85	(11.52) - (10.32)
	2021	2,306,720	1.79 - 130.69	120,981,417	1.73	0.50 - 1.85	11.85 - 13.37
	2020	2,535,226	1.58 - 115.28	117,745,426	2.30	0.50 - 2.00	7.31 - 8.94
BHFTII MFS® Value Division	2024	28,967,420	2.63 - 51.77	473,716,519	1.69	0.50 - 2.15	9.32 - 11.10
	2023	34,010,452	2.39 - 46.88	514,394,760	1.70	0.00 - 2.15	5.67 - 7.97
	2022	37,064,337	2.24 - 43.95	536,663,808	1.52	0.00 - 2.15	(8.12) - (6.10)
	2021	40,856,426	2.41 - 47.38	663,945,304	1.41	0.50 - 2.15	22.73 - 24.73
	2020	45,919,271	1.95 - 38.23	627,751,137	1.81	0.50 - 2.25	1.43 - 3.29
BHFTII Neuberger Berman	2024	4,204,038	5.66 - 65.75	223,478,177	0.07	0.50 - 2.10	6.62 - 8.27
Genesis Division	2023	4,861,832	2.54 - 60.73	239,269,608	0.06	0.50 - 2.10	5.83 - 14.63
	2022	5,363,916	4.62 - 52.98	232,034,093	—	0.50 - 2.10	(20.94) - (19.72)
	2021	5,912,293	5.79 - 66.00	320,936,546	0.04	0.50 - 2.15	15.69 - 17.53
	2020	6,733,229	4.95 - 56.16	311,591,184	0.08	0.50 - 2.15	22.28 - 24.14
BHFTII T. Rowe Price Large	2024	7,912,622	4.37 - 92.97	580,529,954	—	0.50 - 2.25	27.07 - 29.33
Cap Growth Division	2023	9,457,440	3.40 - 71.88	533,304,465	—	0.50 - 2.25	10.63 - 45.80
	2022	10,967,997	2.35 - 49.30	423,605,252	—	0.50 - 2.25	(41.99) - (40.96)
	2021	11,647,251	4.00 - 83.51	769,206,460	—	0.50 - 2.25	17.28 - 19.35
	2020	13,310,314	3.38 - 69.97	738,162,692	0.09	0.50 - 2.25	33.59 - 35.96

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII T. Rowe Price Small	2024	4,579,076	7.37 - 88.36	340,875,948	0.03	0.50 - 2.15	10.82 - 12.63
Cap Growth Division	2023	5,421,726	6.59 - 78.45	358,856,338	0.03	0.50 - 2.15	8.34 - 20.67
	2022	5,959,999	5.50 - 65.01	328,540,226	0.10	0.50 - 2.25	(24.07) - (22.73)
	2021	6,652,969	7.16 - 84.14	476,701,925	0.02	0.50 - 2.25	8.88 - 10.80
	2020	7,569,000	6.50 - 75.93	491,278,222	0.10	0.50 - 2.25	21.28 - 23.42
BHFTII VanEck Global	2024	1,133,781	12.63 - 13.92	15,465,020	2.40	1.10 - 1.70	(4.26) - (3.68)
Natural Resources Division	2023	1,274,717	13.19 - 14.45	18,077,756	2.83	1.10 - 1.70	(5.26) - (4.69)
	2022	1,245,433	13.93 - 15.16	18,554,027	2.38	1.10 - 1.70	6.16 - 6.80
	2021	1,734,410	13.12 - 14.20	24,223,570	0.98	1.10 - 1.70	16.51 - 17.21
	2020	2,324,890	10.86 - 12.11	27,733,915	1.24	1.10 - 2.00	18.77 - 19.85
BHFTII Western Asset	2024	7,455,752	1.17 - 44.81	244,115,821	7.35	0.50 - 2.15	2.38 - 4.04
Management Strategic Bond	2023	8,168,008	1.14 - 43.07	266,841,085	6.44	0.50 - 2.25	5.10 - 8.67
Opportunities Division	2022	9,126,574	1.05 - 39.63	273,191,553	5.86	0.50 - 2.25	(18.78) - (17.34)
	2021	10,455,449	1.28 - 47.95	381,592,675	3.61	0.50 - 2.25	0.33 - 2.10
	2020	11,354,141	1.26 - 46.96	408,706,045	5.77	0.50 - 2.15	4.39 - 6.08
BHFTII Western Asset	2024	4,773,163	1.89 - 22.66	83,766,297	2.84	0.50 - 2.00	0.06 - 1.58
Management U.S.	2023	5,288,107	1.87 - 22.31	91,560,733	2.13	0.50 - 2.00	2.47 - 4.07
Government Division	2022	5,660,639	1.81 - 21.44	94,709,309	2.09	0.50 - 2.15	(11.05) - (9.62)
	2021	6,670,779	2.01 - 23.72	123,805,731	2.50	0.50 - 2.15	(3.71) - (2.26)
	2020	7,382,234	2.07 - 24.27	139,252,019	2.82	0.50 - 2.15	2.77 - 4.39
BlackRock Global Allocation	2024	568	28.84 - 30.41	17,227	1.46	1.35 - 1.60	7.18 - 7.45
V.I. Division	2023	604	26.91 - 28.30	17,055	2.55	1.35 - 1.60	10.71 - 10.99
	2022	637	24.31 - 25.50	16,216	—	1.35 - 1.60	(17.40) - (17.20)
	2021	652	29.43 - 32.22	20,050	0.67	1.10 - 1.60	4.73 - 5.25
	2020	4,081	28.10 - 30.61	118,145	1.31	1.10 - 1.60	18.79 - 19.38
Calvert VP SRI Balanced	2024	688,760	60.52 - 82.14	51,979,848	1.78	0.50 - 1.45	17.88 - 19.01
Division	2023	747,583	51.34 - 69.02	47,614,556	1.59	0.50 - 1.45	7.26 - 16.24
	2022	812,083	44.59 - 59.38	44,856,941	1.17	0.50 - 1.45	(16.63) - (15.83)
	2021	894,700	53.48 - 70.93	59,231,523	1.15	0.50 - 1.45	13.46 - 14.54
	2020	954,567	47.13 - 62.39	55,610,315	1.51	0.50 - 1.45	13.60 - 14.68
Calvert VP SRI Mid Cap	2024	64,020	90.11	5,768,785	0.13	0.95	9.18
Division	2023	70,591	82.53	5,826,123	0.19	0.95	5.55 - 10.59
	2022	79,527	74.63	5,934,994	—	0.95	(20.24)
	2021	84,007	93.57	7,860,497	0.19	0.95	13.95
	2020	92,109	82.12	7,563,766	0.42	0.95	11.19
Fidelity® VIP Contrafund®	2024	10,403	20.86 - 22.48	222,225	0.06	0.90 - 1.15	31.91 - 32.24
Division	2023	37,005	15.81 - 17.00	621,134	0.23	0.90 - 1.15	31.60 - 31.93
	2022	52,746	12.01 - 12.89	674,486	0.26	0.90 - 1.15	(27.33) - (27.15)
	2021	55,851	16.53 - 17.69	981,724	0.03	0.90 - 1.15	26.05 - 26.37
	2020	61,965	13.12 - 14.00	860,110	0.08	0.90 - 1.15	28.74 - 29.06
Fidelity® VIP	2024	871,521	18.15 - 154.29	62,797,305	1.77	0.95 - 1.35	13.79 - 14.25
Equity-Income Division	2023	1,013,494	15.95 - 135.05	63,328,315	1.89	0.95 - 1.35	7.01 - 9.61
	2022	1,130,142	14.61 - 123.21	63,533,471	1.86	0.95 - 1.35	(6.23) - (5.85)
	2021	1,248,036	15.59 - 130.86	72,640,456	1.88	0.95 - 1.35	23.22 - 23.72
	2020	1,351,903	12.65 - 105.77	63,502,205	1.78	0.95 - 1.35	5.26 - 13.76

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
Fidelity® VIP Freedom 2020	2024	123,923	24.99 - 26.74	3,261,803	2.95	0.90 - 1.25	6.07 - 6.43
Division	2023	136,824	23.56 - 25.12	3,355,305	2.79	0.90 - 1.25	4.54 - 11.22
	2022	178,252	21.26 - 22.59	3,950,620	1.94	0.90 - 1.25	(17.00) - (16.72)
	2021	163,380	25.62 - 27.12	4,368,234	0.83	0.90 - 1.25	7.91 - 8.28
	2020	175,053	23.74 - 25.05	4,340,434	1.25	0.90 - 1.25	13.30 - 13.69
Fidelity® VIP Freedom 2025	2024	198,607	26.50 - 29.54	5,636,522	2.23	0.90 - 1.45	6.71 - 7.31
Division	2023	210,314	24.84 - 27.52	5,544,778	2.52	0.90 - 1.45	4.81 - 12.31
	2022	269,214	22.23 - 24.51	6,369,847	1.79	0.90 - 1.45	(17.84) - (17.38)
	2021	287,972	27.75 - 29.66	8,278,233	0.89	0.90 - 1.30	9.12 - 9.56
	2020	270,297	25.43 - 27.08	7,124,363	1.39	0.90 - 1.30	14.18 - 14.64
Fidelity® VIP Freedom 2030	2024	349,841	27.61 - 33.95	10,596,018	2.08	0.50 - 1.55	7.44 - 8.59
Division	2023	312,993	26.18 - 31.27	8,790,818	2.41	0.50 - 1.45	5.28 - 13.89
	2022	265,213	23.83 - 27.46	6,617,431	1.84	0.50 - 1.30	(18.16) - (17.50)
	2021	290,180	29.12 - 33.28	8,836,620	0.97	0.50 - 1.30	10.62 - 11.51
	2020	232,863	26.32 - 29.84	6,430,259	1.11	0.50 - 1.30	15.13 - 16.06
Fidelity® VIP Freedom 2035	2024	257,007	40.87 - 46.72	11,067,744	1.88	0.60 - 1.45	9.16 - 10.10
Division	2023	209,345	37.44 - 42.44	8,242,631	1.97	0.60 - 1.45	5.90 - 15.83
	2022	157,298	32.60 - 34.94	5,368,259	1.60	0.95 - 1.45	(19.07) - (18.66)
	2021	112,239	40.28 - 42.96	4,718,083	1.08	0.95 - 1.45	13.52 - 14.09
	2020	56,150	35.49 - 37.65	2,068,090	1.18	0.95 - 1.45	16.25 - 16.84
Fidelity® VIP Freedom 2040	2024	191,012	43.95 - 51.04	8,902,190	1.38	0.50 - 1.45	11.18 - 12.25
Division	2023	145,453	39.83 - 45.47	6,078,248	1.56	0.50 - 1.40	6.63 - 18.02
	2022	97,979	34.52 - 38.53	3,499,738	1.51	0.50 - 1.30	(19.46) - (18.82)
	2021	68,494	42.86 - 47.46	3,038,775	0.89	0.50 - 1.30	15.98 - 16.91
	2020	49,758	36.96 - 40.60	1,912,754	0.83	0.50 - 1.30	17.45 - 18.40
Fidelity® VIP Freedom 2045	2024	172,653	44.96 - 48.68	8,226,373	1.26	0.95 - 1.45	11.89 - 12.46
Division	2023	132,855	40.48 - 43.28	5,642,196	1.44	0.95 - 1.40	6.82 - 18.06
	2022	98,313	34.92 - 36.66	3,548,884	1.52	0.95 - 1.30	(19.51) - (19.22)
	2021	68,496	43.38 - 45.38	3,065,206	0.79	0.95 - 1.30	16.01 - 16.43
	2020	48,514	37.39 - 38.98	1,866,574	0.98	0.95 - 1.30	17.42 - 17.84
Fidelity® VIP Freedom 2050	2024	330,394	45.75 - 52.72	15,913,651	1.21	0.50 - 1.40	11.96 - 12.98
Division	2023	274,477	40.87 - 50.23	11,774,186	1.37	0.00 - 1.40	6.84 - 19.19
	2022	213,772	34.53 - 42.14	7,783,968	1.51	0.00 - 1.45	(19.64) - (18.47)
	2021	149,456	42.97 - 48.50	6,746,794	0.83	0.50 - 1.45	15.82 - 16.93
	2020	104,593	37.10 - 41.48	4,073,510	1.06	0.50 - 1.45	17.28 - 18.40
Fidelity® VIP Freedom 2055	2024	860,337	1.24 - 1.25	1,074,783	1.44	0.95 - 1.40	12.02 - 12.53
Division	2023	281,250	1.11	312,579	3.20	0.95 - 1.40	6.79 - 11.37
(Commenced 5/1/2023)
Fidelity® VIP Freedom 2060	2024	915,605	1.24 - 1.25	1,141,791	1.49	0.90 - 1.40	11.94 - 12.50
Division	2023	361,576	1.11	401,587	4.22	0.90 - 1.30	6.87 - 11.44
(Commenced 5/1/2023)
Fidelity® VIP FundsManager	2024	7,405,725	18.85 - 19.39	141,921,193	2.14	1.90 - 2.05	6.29 - 6.45
50% Division	2023	9,449,013	17.74 - 18.21	170,242,605	2.41	1.90 - 2.05	10.68 - 10.84
	2022	11,378,214	16.02 - 16.43	185,164,874	1.94	1.90 - 2.05	(15.68) - (15.55)
	2021	12,481,990	19.00 - 19.46	240,652,047	1.12	1.90 - 2.05	7.79 - 7.95
	2020	13,833,224	17.63 - 18.03	247,253,463	1.13	1.90 - 2.05	11.66 - 11.83

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
Fidelity® VIP FundsManager	2024	7,424,174	19.15 - 24.43	145,937,898	1.88	0.70 - 2.10	7.28 - 8.80
60% Division	2023	9,190,753	17.85 - 22.45	168,062,667	2.24	0.70 - 2.10	11.81 - 13.38
	2022	10,734,842	15.97 - 19.80	175,394,593	1.73	0.70 - 2.10	(16.82) - (15.65)
	2021	12,336,639	19.20 - 23.48	241,915,885	1.09	0.70 - 2.10	10.01 - 11.56
	2020	13,649,023	17.45 - 21.04	242,924,543	1.05	0.70 - 2.10	12.73 - 14.32
Fidelity® VIP Government	2024	233,946	17.53	4,101,596	5.20	0.95	4.11
Money Market Division	2023	228,222	16.84	3,843,390	4.77	0.95	1.45 - 3.91
	2022	253,220	16.21	4,103,960	1.36	0.95	0.49
	2021	306,845	16.13	4,949,044	0.01	0.95	(0.93)
	2020	366,357	16.28	5,964,444	0.33	0.95	(0.63)
Fidelity® VIP Growth	2024	449,671	300.43	135,093,218	—	0.95	29.15
Division	2023	514,347	232.61	119,643,479	0.13	0.95	10.79 - 34.96
	2022	563,124	172.36	97,058,589	0.62	0.95	(25.17) - (17.38)
	2021	611,993	230.32	140,954,875	—	0.95	22.06
	2020	663,454	188.70	125,194,940	0.08	0.95	42.54
Fidelity® VIP Investment	2024	136,990	36.49	4,998,288	3.46	0.95	0.82
Grade Bond Division	2023	164,301	36.19	5,945,807	2.46	0.95	3.01 - 5.21
	2022	206,147	34.40	7,090,969	2.15	0.95	(13.78) - (12.15)
	2021	223,841	39.89	8,929,968	2.02	0.95	(1.54)
	2020	235,580	40.52	9,545,422	1.76	0.95	8.36
Fidelity® VIP Mid Cap	2024	4,713	13.89	65,484	0.17	0.90	16.12
Division	2023	23,535	11.97	281,600	0.31	0.90	13.78
	2022	41,057	10.52	431,773	0.27	0.90	(15.73)
	2021	43,732	12.48	545,739	0.36	0.90	24.18
	2020	47,935	10.05	481,692	0.40	0.90	16.81
FTVIPT Templeton	2024	—	1.91	—	—	0.90	6.70
Developing Markets VIP	2023	20,276	1.79	36,258	2.07	0.90	11.62
Division (Had no net assets	2022	20,276	1.60	32,485	2.66	0.90	(22.68)
at December 31, 2024)	2021	24,007	2.07	49,747	0.88	0.90	(6.58)
	2020	24,767	2.22	54,938	4.12	0.90	16.13
FTVIPT Templeton	2024	602	4.63	2,788	2.37	0.90	(1.89)
Foreign VIP Division	2023	441	4.72	2,078	3.13	0.90	19.68
(Had no net assets at	2022	262	3.94	1,033	2.73	0.90	(8.43)
December 31, 2020)	2021	112	4.31	482	1.59	0.90	3.23
	2020	—	4.17	—	—	0.90	(2.05)
Janus Henderson Enterprise	2024	1,231	19.51	24,022	0.43	0.90	14.28
Division	2023	3,154	17.07	53,849	0.08	0.90	16.72
	2022	4,078	14.63	59,641	0.10	0.90	(16.90)
	2021	8,707	17.60	153,237	0.24	0.90	15.50
	2020	10,328	15.24	157,391	—	0.90	18.11
LMPVET ClearBridge Variable	2024	1,456	16.32	23,762	0.48	0.90	21.55
Appreciation Division	2023	4,368	13.43	58,650	0.97	0.90	18.64
	2022	4,454	11.32	50,407	1.06	0.90	(13.23)
	2021	4,610	13.04	60,139	0.63	0.90	22.55
	2020	4,985	10.64	53,060	1.00	0.90	13.74

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
LMPVET ClearBridge Variable	2024	22,423	2.93	65,795	1.11	0.90	15.79
Dividend Strategy Division	2023	35,214	2.53	89,238	2.12	0.90	13.17
	2022	36,359	2.24	81,414	1.34	0.90	(8.92)
	2021	42,161	2.46	103,656	1.51	0.90	25.66
	2020	43,961	1.96	86,009	1.53	0.90	6.70
LMPVET ClearBridge Variable	2024	28,569	8.91 - 9.52	262,128	—	0.90 - 1.15	26.41 - 26.73
Large Cap Growth Division	2023	61,104	7.05 - 7.52	452,143	—	0.90 - 1.15	42.38 - 42.74
	2022	61,685	4.95 - 5.27	320,759	—	0.90 - 1.15	(33.02) - (32.85)
	2021	71,487	7.39 - 7.84	555,917	—	0.90 - 1.15	20.55 - 20.85
	2020	78,691	6.13 - 6.49	507,611	0.02	0.90 - 1.15	29.24 - 29.56
LMPVET ClearBridge Variable	2024	3,673	6.05 - 6.44	22,480	—	0.90 - 1.15	3.30 - 3.56
Small Cap Growth Division	2023	5,797	5.86 - 6.22	35,053	—	0.90 - 1.15	7.17 - 7.43
	2022	5,200	5.46 - 5.79	29,416	—	0.90 - 1.15	(29.66) - (29.48)
	2021	7,572	7.77 - 8.21	61,501	—	0.90 - 1.15	11.32 - 11.60
	2020	8,447	6.98 - 7.36	61,746	—	0.90 - 1.15	41.62 - 41.98
LMPVIT Western Asset Core	2024	—	3.27	—	—	0.90	(1.32)
Plus Division	2023	108	3.31	359	3.92	0.90	5.86
(Had no net assets at	2022	108	3.13	339	2.05	0.90	(17.97)
December 31, 2024)	2021	108	3.82	414	0.04	0.90	(2.85)
	2020	9,712	3.93	38,145	2.08	0.90	8.33
Macquarie VIP Small Cap	2024	223	2.16	481	1.90	0.90	13.56
Value Division	2023	448	1.90	853	0.95	0.90	8.47
	2022	448	1.75	786	0.83	0.90	(12.88)
	2021	448	2.01	902	0.83	0.90	33.21
	2020	448	1.51	677	1.35	0.90	(2.78)
Morgan Stanley VIF Global	2024	—	16.84 - 19.04	—	2.48	1.10 - 1.60	14.58 - 15.12
Infrastructure Division	2023	2,939	14.70 - 16.54	46,903	2.30	1.10 - 1.60	2.62 - 3.13
(Closed 12/6/2024)	2022	3,594	14.32 - 16.03	55,503	2.65	1.10 - 1.60	(9.77) - (9.32)
	2021	3,851	15.87 - 17.68	65,736	2.29	1.10 - 1.60	12.19 - 12.76
	2020	4,056	14.15 - 15.68	60,741	1.45	1.10 - 1.60	(3.00) - (2.52)
PIMCO VIT	2024	629	8.45 - 8.89	5,442	0.57	1.10 - 1.60	2.07 - 2.58
CommodityRealReturn®	2023	8,796	8.28 - 8.67	74,498	15.87	1.10 - 1.60	(9.56) - (9.11)
Strategy Division	2022	9,106	9.15 - 9.53	85,063	18.50	1.10 - 1.60	6.70 - 7.24
	2021	4,451	8.58 - 8.89	38,881	3.94	1.10 - 1.60	30.64 - 31.29
	2020	5,152	6.57 - 6.77	34,311	6.18	1.10 - 1.60	(0.53) - (0.03)
PIMCO VIT Dynamic Bond	2024	609	10.61 - 11.17	6,735	4.50	1.10 - 1.60	3.61 - 4.14
Division	2023	962	10.24 - 10.72	10,257	3.39	1.10 - 1.60	5.09 - 5.62
	2022	1,184	9.75 - 10.15	11,939	1.64	1.10 - 1.60	(8.12) - (7.66)
	2021	1,880	10.61 - 10.99	20,565	1.76	1.10 - 1.60	(0.62) - (0.12)
	2020	3,381	10.67 - 11.01	36,833	1.80	1.10 - 1.60	2.83 - 3.35
PIMCO VIT Emerging	2024	1,002	11.00 - 11.57	11,409	6.12	1.10 - 1.60	5.49 - 6.03
Markets Bond Division	2023	1,270	10.43 - 10.91	13,644	5.38	1.10 - 1.60	9.03 - 9.57
	2022	1,675	9.56 - 9.96	16,429	4.43	1.10 - 1.60	(17.30) - (16.88)
	2021	3,430	11.56 - 11.98	40,608	3.91	1.10 - 1.60	(4.40) - (3.92)
	2020	4,012	12.09 - 12.47	49,384	3.91	1.10 - 1.60	4.69 - 5.22

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

8.  FINANCIAL HIGHLIGHTS — (Concluded)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
TAP 1919 Variable Socially	2024	—	9.37	—	0.37	0.90	4.45
Responsive Balanced	2023	1,085	8.97	9,730	1.09	0.90	19.13
Division	2022	1,085	7.53	8,167	0.70	0.90	(21.64)
(Closed 3/1/2024)	2021	1,085	9.61	10,423	0.25	0.90	17.47
	2020	4,540	8.18	37,136	0.79	0.90	21.83

1  These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying fund, series, or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund, series, or portfolio in which the Division invests. The investment income ratio is calculated as a weighted average ratio since the Division may invest in two or more share classes, within the underlying fund, series, or portfolio of the Trusts which may have unique investment income ratios.

2  These amounts represent annualized Contract expenses of each of the applicable Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying fund, series, or portfolio have been excluded.

3  These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, series, or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Division.

*  Due to system limitations, the Units Outstanding for this fund were increased and accordingly the Unit Values decreased during the year ended December 31, 2023 or 2024. There was no impact to the net assets of the division.

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